                                              1933 Act Registration No. 33-77470
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM

                                     N-8B-2
                         POST-EFFECTIVE AMENDMENT NO. 8

                             SEPARATE ACCOUNT VUL-2

                                       of

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              (Exact Name of Trust)

THE AMERICAN FRANKLIN LIFE                       ELIZABETH E. ARTHUR, ESQ.
INSURANCE COMPANY                                 Associate General Counsel
(Name of Depositor)                               and Assistant Secretary
#1 Franklin Square                               THE AMERICAN FRANKLIN LIFE
Springfield, Illinois 62713                      INSURANCE COMPANY
(Address of Depositor's                          #1 Franklin Square
Principal Executive Offices)                     Springfield, Illinois 62713
                                                      (Name and Address of Agent for Service)

                      Insurance Company's Telephone Number,
                       including Area Code: (800) 528-2011

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

Title of Securities Being Registered: Units of Interest in Separate Account VUL-2 issued under EquiBuilder III flexible premium variable life policies.


   It is proposed that this filing will become effective (check appropriate box)

            / /    immediately upon filing pursuant to paragraph (b)

            /x/    on April 30, 1999 pursuant to paragraph (b)

            / /    60 days after filing pursuant to paragraph (a) (1)

            / /    on ________, 1999 pursuant to paragraph (a) (1) of Rule 485

            / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            SEPARATE ACCOUNT VUL-2 OF
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                         Post-Effective Amendment No. 8

                             RECONCILIATION AND TIE


 Registration Item
 of Form N-8B-2                                                                       Location in Prospectus
 --------------                                                                       ----------------------

1....................................................................  Cover Page.

2....................................................................  Cover Page.

3....................................................................  Inapplicable.

4....................................................................  Distribution of the Policies.

5, 6,................................................................  Variable  Account  Investment  Choices - The  Separate
                                                                       Account and Its Investment Divisions.

7, 8.................................................................  Inapplicable.

9....................................................................  Legal Proceedings.

10(a)................................................................  The Beneficiary; Assignment of A Policy.

10(b)................................................................  Policy  Account  Value  -  Determination  of the  Unit
                                                                       Value; Dividends.

10(c), 10(d).........................................................  The Features of EquiBuilder III-TM- Policies - Death
                                                                       Benefits, - Maturity Benefit, - Changing the Face
                                                                       Amount of Insurance; Variable Account Investment
                                                                       Choices - Right to Change Operations; Deductions and
                                                                       Charges - Surrender Charge, - Other Transaction
                                                                       Charges, - Allocation of Policy Account Charges;
                                                                       Policy Account Transactions - Changing Premium and
                                                                       Deduction Allocation Percentages, - Transfers of
                                                                       Policy Account Value Among Investment Divisions, -
                                                                       Borrowing from the Policy Account, - Withdrawing
                                                                       Money from the Policy Account, - Surrendering the
                                                                       Policy for Its Net Cash Surrender Value; Additional
                                                                       Information About EquiBuilder III-TM- Policies - Right
                                                                       To Examine; Payment of Proceeds; The Guaranteed
                                                                       Interest Division - Transfers from the Guaranteed
                                                                       Interest Division.

10(e)................................................................  Additional Information About EquiBuilder III-TM-
                                                                       Policies - Lapse, - Reinstatement.

10(f)................................................................  Variable Account Investment Choices - The Funds, -
                                                                       Right to Change Operations; Voting Rights of a Policy
                                                                       Owner.

10(g)(1), 10(g)(2), 10(h)(1), 10(h)(2)...............................  Variable Account Investment Choices - The Funds, -
                                                                       Right to Change Operations; Deductions and Charges -
                                                                       Charges Against the Policy Account - Changes in
                                                                       Monthly Charges; Voting Rights of a Policy Owner.

10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)...............................  Inapplicable.


 Registration Item
 of Form N-8B-2                                                                       Location in Prospectus
 --------------                                                                       ----------------------

10(i)................................................................  The Features of EquiBuilder III-TM- Policies - Changes
                                                                       in EquiBuilder III-TM- Policies, - Flexible Premium
                                                                       Payments, - Additional Benefits; Variable Account
                                                                       Investment Choices; Policy Account Value; Payment
                                                                       Options; Payment of Proceeds.

11...................................................................  Variable Account Investment Choices - The Funds, -
                                                                       Investment Policies of the Funds, - Ownership of the
                                                                       Assets of the Separate Account.

12(a), 12(c), 12(d)..................................................  Variable Account Investment Choices - The Funds.

12(b), 12(e).........................................................  Inapplicable.

13(a)................................................................  Summary - Investment Choices of EquiBuilder III-TM-
                                                                       Policies, - Charges and Deductions.

13(b), 13(c), 13(d), 13(e), 13(g)....................................  Inapplicable.

13(f)................................................................  Distribution of the Policies.

14...................................................................  The Features of EquiBuilder III-TM- Policies - Policy
                                                                       Issuance Information; Limits On American Franklin's
                                                                       Rights To Challenge A Policy; Distribution of the
                                                                       Policies - Applications.

15...................................................................  The Features of EquiBuilder III-TM- Policies - Flexible
                                                                       Premium Payments; Variable Account Investment Choices
                                                                       (Introduction); Deductions and Charges - Deductions
                                                                       from Premiums; Policy Account Transactions - Changing
                                                                       Premium and Deduction Allocation Percentages.

16...................................................................  Variable Account Investment Choices - (Introduction),
                                                                       - The Separate Account and Its Investment Divisions,
                                                                       - The Funds; Policy Account Value - Amounts in the
                                                                       Separate Account; Policy Account Transactions -
                                                                       Changing Premium and Deduction Allocation
                                                                       Percentages, - Transfers of Policy Account Value
                                                                       Among Investment Divisions, - Loan Requests, -
                                                                       Repaying the Loan; The Guaranteed Interest Division -
                                                                       Transfers from the Guaranteed Interest Division;
                                                                       Additional Information About EquiBuilder III-TM-
                                                                       Policies - Policy Periods, Anniversaries, Dates and
                                                                       Ages.

17(a), 17(b), 17(c)..................................................  The Features of EquiBuilder III-TM- Policies - Death
                                                                       Benefits, - Maturity Benefit, - Changing the Face
                                                                       Amount of Insurance, - Changes in EquiBuilder III-TM-
                                                                       Policies, - Flexible Premium Payments, - Additional
                                                                       Benefits; Variable Account Investment Choices - Right
                                                                       to Change Operations; Policy Account Value; Policy
                                                                       Account Transactions - Changing Premium and Deduction
                                                                       Allocation Percentages, - Transfers of Policy Account
                                                                       Value Among Investment Divisions, - Borrowing from
                                                                       the Policy Account, - Withdrawing Money from the
                                                                       Policy Account, - Surrendering the


Registration Item
 of Form N-8B-2                                                                       Location in Prospectus
 --------------                                                                       ----------------------

                                                                       Policy for Its Net Cash Surrender Value; The
                                                                       Guaranteed Interest Division Transfers from the
                                                                       Guaranteed Interest Division; Additional Information
                                                                       About EquiBuilder III-TM- Policies - Right To Examine
                                                                       the Policy, Lapse, Reinstatement; Payment Options;
                                                                       Payment of Proceeds.

18(a)................................................................  Policy Account Value - Determination of the Unit
                                                                       Value.

18(b), 18(d).........................................................  Inapplicable.

18(c)................................................................  Summary; Variable Account Investment Choices -
                                                                       Ownership of the Assets of the Separate Account;
                                                                       Deductions and Charges - Charges Against the Separate
                                                                       Account - Tax Reserve; The Guaranteed Interest
                                                                       Division (Introduction).

19...................................................................  Reports to Policy Owners; Distribution of the
                                                                       Policies; Voting Rights of a Policy Owner.

20(a)................................................................  Variable Account Investment Choices - The Funds, -
                                                                       Right to Change Operations; Deductions and Charges -
                                                                       Charges Against the Policy Account - Changes in
                                                                       Monthly Charges; Voting Rights of a Policy Owner.

20(b)................................................................  Variable Account Investment Choices - The Separate
                                                                       Account and Its Investment Divisions.

20(c), 20(d), 20(e), 20(f)...........................................  Inapplicable.

21(a)................................................................  Policy Account Transactions - Borrowing from the
                                                                       Policy Account, - Loan Requests, - Policy Loan
                                                                       Interest, - When Interest is Due, - Repaying the
                                                                       Loan, - The Effects of a Policy Loan on the Policy
                                                                       Account.

21(b), 21(c).........................................................  Inapplicable.

22...................................................................  Limits on American Franklin's Right To Challenge a
                                                                       Policy.

23...................................................................  Inapplicable.

24...................................................................  The Features of EquiBuilder III-TM- Policies;
                                                                       Additional Information.

25...................................................................  The American Franklin Life Insurance Company.

26...................................................................  Inapplicable.

27...................................................................  The American Franklin Life Insurance Company; Other
                                                                       Policies and Contracts.

28...................................................................  The American Franklin Life Insurance Company;
                                                                       Management.


Registration Item
of Form N-8B-2                                                                                Location in Prospectus
--------------                                                                                ----------------------

29...................................................................  The American Franklin Life Insurance Company;
                                                                       Management.

30, 31, 32, 33, 34...................................................  Inapplicable.

35...................................................................  The American Franklin Life Insurance Company;
                                                                       Distribution of the Policies.

36, 37...............................................................  Inapplicable.

38, 39...............................................................  Distribution of the Policies.

40...................................................................  Inapplicable.

41(a)................................................................  Distribution of the Policies.


41(b), 41(c), 42, 43.................................................  Inapplicable.

44(a)(1).............................................................  Policy Account Value - Determination of the Unit
                                                                       Value.


44(a)(2), 44(a)(3)...................................................  The Features of EquiBuilder III-TM- Policies - Death
                                                                       Benefits, - Maturity Benefit, - Changes in
                                                                       EquiBuilder III-TM- Policies; Variable Account
                                                                       Investment Choices - (Introduction), - The Separate
                                                                       Account and Its Investment Divisions, - The Funds, -
                                                                       Right to Change Operations; Deductions and Charges;
                                                                       Policy Account Value; Policy Account Transactions -
                                                                       Changing Premium and Deduction Allocation
                                                                       Percentages, - Transfers of Policy Account Value
                                                                       Among Investment Divisions, - Borrowing from the
                                                                       Policy Account, - Loan Requests, - Repaying the Loan,
                                                                       - Withdrawing Money from the Policy Account, -
                                                                       Surrendering the Policy for Its Net Cash Surrender
                                                                       Value; The Guaranteed Interest Division - Transfers
                                                                       from the Guaranteed Interest Division; Additional
                                                                       Information About EquiBuilder III-TM- Policies - Right
                                                                       To Examine, - Policy Periods, Anniversaries, Dates
                                                                       and Ages; Payment of Proceeds.

44(a)(4).............................................................  Deductions and Charges - Charges Against the Separate
                                                                       Account - Tax Reserve.

44(a)(5).............................................................  Deductions And Charges - Deductions From Premiums.

44(a)(6).............................................................  Deductions And Charges - Deductions From Premiums, -
                                                                       Charges Against the Policy Account, - Charges Against
                                                                       the Separate Account, - Surrender Charge; Policy
                                                                       Account Value - Amounts In the Variable Investment
                                                                       Division, - Determination of the Unit Value.


Registration Item
 of Form N-8B-2                                                                       Location in Prospectus
 --------------                                                                       ----------------------

44(b)................................................................  The Features of EquiBuilder III-TM- Policies - Death
                                                                       Benefits, - Maturity Benefit, - Changes in
                                                                       EquiBuilder III-TM- Policies; Variable Account
                                                                       Investment Choices (Introduction), - The Separate
                                                                       Account and Its Investment Divisions, - The Funds, -
                                                                       Right to Change Operations; Deductions and Charges;
                                                                       Policy Account Value; Policy Account Transactions -
                                                                       Changing Premium and Deduction Allocation
                                                                       Percentages, - Transfers of Policy Account Value
                                                                       Among Investment Divisions, - Borrowing from the
                                                                       Policy Account, - Loan Requests, - Repaying the Loan,
                                                                       - Withdrawing Money from the Policy Account, -
                                                                       Surrendering the Policy for Its Net Cash Surrender
                                                                       Value; The Guaranteed Interest Division - Transfers
                                                                       from the Guaranteed Interest Division; Additional
                                                                       Information About EquiBuilder III-TM- Policies - Right
                                                                       To Examine the Policy, - Policy Periods,
                                                                       Anniversaries, Dates and Ages; Tax Effects; Payment
                                                                       of Proceeds.

44(c)................................................................  The Features of EquiBuilder III-TM- Policies - Death
                                                                       Benefits, Maturity Benefit, - Changes in EquiBuilder
                                                                       III-TM- Policies, Flexible Premium Payments; Variable
                                                                       Account Investment Choices (Introduction), - The
                                                                       Separate Account and Its Investment Divisions, - The
                                                                       Funds; Deductions and Charges; Policy Account Value;
                                                                       Policy Account Transactions Changing Premium and
                                                                       Deduction Allocation Percentages, Transfers of Policy
                                                                       Account Value Among Investment Divisions, Borrowing
                                                                       from the Policy Account, - Loan Requests, Repaying
                                                                       the Loan, Withdrawing Money from the Policy Account,
                                                                       Surrendering the Policy for Its Net Cash Surrender
                                                                       Value; The Guaranteed Interest Division Transfers
                                                                       from the Guaranteed Interest Division; Additional
                                                                       Information About EquiBuilder III-TM- Policies - Right
                                                                       To Examine, - Policy Periods, Anniversaries, Dates
                                                                       and Ages; Payment of Proceeds.

45...................................................................  Inapplicable.

46(a)................................................................  The Features of EquiBuilder III-TM- Policies - Death
                                                                       Benefits, - Maturity Benefit, - Changes in
                                                                       EquiBuilder III-TM- Policies; Variable Account
                                                                       Investment Choices - (Introduction), - The Separate
                                                                       Account and Its Investment Divisions, - the Funds, -
                                                                       Right to Change Operations; Deductions and Charges;
                                                                       Policy Account Value; Policy Account Transactions -
                                                                       Changing Premium and Deduction Allocation
                                                                       Percentages, - Transfers of Policy Account Value
                                                                       Among Investment Divisions, - Borrowing from the
                                                                       Policy Account, - Loan Requests, - Repaying the Loan,
                                                                       - Withdrawing Money from the Policy Account, -
                                                                       Surrendering the Policy for Its Net Cash Surrender
                                                                       Value; The Guaranteed Interest Division - Transfers
                                                                       from the Guaranteed Interest Division; Additional
                                                                       Information About EquiBuilder III-TM- Policies - Right
                                                                       To Examine, - Policy Periods, Anniversaries, Dates
                                                                       and Ages; Payment of Proceeds.


Registration Item
 of Form N-8B-2                                                                       Location in Prospectus
 --------------                                                                       ----------------------

46(b), 47, 48, 49, 50................................................  Inapplicable.

51(a) - (j)..........................................................  Summary; Detailed Information About American Franklin
                                                                       and EquiBuilder III-TM- Policies; Additional
                                                                       Information.

52(a)................................................................  Variable Account Investment Choices - The Funds, -
                                                                       Right to Change Operations.

52(b), 52(d).........................................................  Inapplicable.

52(c)................................................................  Variable Account Investment Choices - The Funds, -
                                                                       Right to Change Operations; Deductions and Charges -
                                                                       Charges Against the Policy Account - Changes in
                                                                       Monthly Charges; Voting Rights of a Policy Owner.

53(a)................................................................  Payment Options; Assignment of a Policy; Employee
                                                                       Benefit Plans.


53(b), 54, 55, 56, 57, 58............................................  Inapplicable.

59...................................................................  Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 Flexible Premium Variable Life Insurance Policy




                               EQUIBUILDER III-TM-


ISSUED BY
THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
THROUGH SEPARATE ACCOUNT VUL-2


Prospectus Dated April 30, 1999



FIDELITY INVESTMENTS:
VARIABLE INSURANCE PRODUCTS FUND AND        Principal Office of both Fidelity Funds located at:
VARIABLE INSURANCE PRODUCTS FUND II         82 Devonshire Street
                                            Boston, Massachusetts  02109


Prospectus Dated April 30, 1999


MASSACHUSETTS FINANCIAL SERVICES COMPANY:   Principal Office located at:
MFS VARIABLE INSURANCE TRUST                500 Boylston Street
                                            Boston, Massachusetts  02116


Prospectus Dated May 1, 1999




                                          THESE SECURITIES HAVE NOT BEEN
                                          APPROVED OR DISAPPROVED BY THE
                                          SECURITIES AND EXCHANGE COMMISSION NOR
                                          HAS THE COMMISSION PASSED UPON THE
                                          ACCURACY OR ADEQUACY OF THIS
                                          PROSPECTUS. ANY REPRESENTATION TO THE
                                          CONTRARY IS A CRIMINAL OFFENSE.



  EquiBuilder III is a trademark of The American Franklin Life Insurance Company
--------------------------------------------------------------------------------

EQUIBUILDER III-TM-
POLICIES

FLEXIBLE PREMIUM VARIABLE
LIFE INSURANCE POLICY
issued by
THE AMERICAN FRANKLIN LIFE
INSURANCE COMPANY
through
Separate Account VUL-2

This Prospectus describes EquiBuilder III-TM- flexible premium variable life insurance policies issued by The American Franklin Life Insurance Company ("American Franklin"). EquiBuilder III-TM- policies provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. Capitalized terms not otherwise defined on this cover page have the same meanings as they have in the Prospectus. EquiBuilder III-TM- is a trademark of American Franklin.

EquiBuilder III-TM- pays a death benefit to a beneficiary you designate when the person you insure dies. You choose one of two death benefit options. Whichever option you choose, we will pay a death benefit of a percentage of the Policy Account as of the day the Insured Person dies, if that benefit would be greater than the death benefit under the option you picked.

                                  PROSPECTUS
                                APRIL 30, 1999

We deposit your net premium in your Policy Account. You may allocate amounts to our Guaranteed Interest Division (which is part of our General Account and pays interest at a declared rate) or to one or more of the variable investment divisions of the Separate Account, or both. (For the first fifteen days after we issue your policy, we require premiums to be invested in the VIP Money Market division.)

The variable investment divisions each purchase shares of a corresponding portfolio of the Variable Insurance Products Fund ("VIP"), the Variable Insurance Products Fund II ("VIP II") or the MFS Variable Insurance Trust (each available portfolio, a "Fund," and collectively, the "Funds"). The Prospectuses of the Funds, attached to this Prospectus, describe the investment objectives, policies and risks of each Fund.


           *        Fidelity VIP Money Market
           *        Fidelity VIP High Income
           *        Fidelity VIP Equity-Income
           *        Fidelity VIP Growth
           *        Fidelity VIP Overseas
           *        Fidelity VIPII Investment Grade Bond
           *        Fidelity VIPII Asset Manager
           *        Fidelity VIPII Index 500
           *        Fidelity VIPII Asset Manager: Growth
           *        Fidelity VIPII Contrafund
           *        MFS Emerging Growth
           *        MFS Research
           *        MFS Growth With Income
           *        MFS Total Return
           *        MFS Utilities
           *        MFS Capital Opportunities

  Each of these portfolios is available through an investment division.

  The Policy Account value allocated to a variable investment division depends on the investment performance of the corresponding Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment divisions. If the Fund investments go down, the value of a Policy can decline. The value of the Guaranteed Interest Division will depend on the interest rates that we declare.

  After you pay the first premium, you decide, within limits, the amount and frequency of your premium payments. You can also increase or decrease the amount of insurance protection, within limits.

  Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the EquiBuilder III-TM-variable life insurance policy, which is issued by:

  The American Franklin Life Insurance Company
  # 1 Franklin Square
  Springfield, Illinois 62713-0001
  Telephone No. 800/528-2011

  The SEC maintains an Internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus and other information.

VARIABLE LIFE INSURANCE POLICIES INVOLVE CERTAIN RISKS, AND YOU MAY LOSE SOME OR ALL OF YOUR INVESTMENT.

-        WE DO NOT GUARANTEE HOW ANY OF THE VARIABLE
INVESTMENT DIVISIONS WILL PERFORM.

-        THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF
ANY BANK, AND NO BANK ENDORSES OR GUARANTEES THE
POLICY.

-        NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL
AGENCY INSURES YOUR INVESTMENT IN THE POLICY.

THERE IS NO GUARANTEED CASH SURRENDER VALUE FOR AMOUNTS ALLOCATED TO THE VARIABLE INVESTMENT DIVISIONS.


 IF THE NET CASH SURRENDER VALUE (THE CASH SURRENDER VALUE REDUCED BY ANY LOAN BALANCE) IS INSUFFICIENT TO COVER THE CHARGES DUE UNDER THE POLICY, THE POLICY MAY TERMINATE WITHOUT VALUE.

 BUYING THIS POLICY MIGHT NOT BE A GOOD WAY OF REPLACING YOUR EXISTING INSURANCE OR ADDING MORE INSURANCE IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.



 THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


  Definitions.............................................................................................vi

  Summary................................................................................................. 1

Detailed Information About American Franklin and EquiBuilder III-TM-Policies.............................. 6
  The American Franklin Life Insurance Company............................................................ 6

The Features of EquiBuilder III-TM-Policies............................................................... 6
  How EquiBuilder III-TM-Policies Differ from Whole Life Insurance........................................ 6
  Death Benefits.......................................................................................... 6
  Policy Issuance Information............................................................................. 8
  Maturity Benefit........................................................................................ 8
  Changes in EquiBuilder III-TM-Policies.................................................................. 8
  Changing the Face Amount of Insurance................................................................... 9
  Changing Death Benefit Options..........................................................................10
  When Face Amount and Death Benefit Changes Go Into Effect...............................................10
  Flexible Premium Payments...............................................................................11
  Additional Benefits.....................................................................................12

Variable Investment Division Investment Choices...........................................................13
  The Separate Account and Its Investment Divisions.......................................................13
  The Funds...............................................................................................14
  Investment Policies of the Funds........................................................................14
  Ownership of the Assets of the Separate Account.........................................................17
  Right to Change Operations..............................................................................17

Deductions and Charges....................................................................................18
  Deductions From Premiums................................................................................18
  Charges Against the Policy Account......................................................................19
  Charges Against The Separate Account....................................................................19
  Surrender Charge........................................................................................22
  Other Transaction Charges...............................................................................24
  Allocation of Policy Account Charges....................................................................24

Policy Account Value......................................................................................25
  Amounts in the Variable Investment Divisions............................................................25
  Determination of the Unit Value.........................................................................26

Policy Account Transactions...............................................................................27
  Changing Premium and Deduction Allocation Percentages...................................................27
  Transfers of Policy Account Value Among Investment Divisions............................................27
  Borrowing from the Policy Account.......................................................................28
  Loan Requests...........................................................................................28
  Policy Loan Interest....................................................................................28
  When Interest is Due....................................................................................29
  Repaying the Loan.......................................................................................29
  The Effects of a Policy Loan on the Policy Account......................................................30
  Withdrawing Money from the Policy Account...............................................................31
  Surrendering the Policy for Its Net Cash Surrender Value................................................32

The Guaranteed Interest Division..........................................................................32
  Amounts in the Guaranteed Interest Division.............................................................33


                                      -iii-



  Interest on Amounts in the Guaranteed Interest Division.................................................33
  Transfers from the Guaranteed Interest Division.........................................................34

Additional Information About EquiBuilder III-TM-Policies..................................................34
  Right to Examine........................................................................................34
  Lapse...................................................................................................34
  Reinstatement...........................................................................................35
  Policy Periods, Anniversaries, Dates and Ages...........................................................35

Federal Tax Considerations................................................................................36
  Introduction............................................................................................36
  Tax Status of the Policy................................................................................36
  Tax Treatment of Policy Benefits........................................................................37
  Possible Charges for American Franklin's Taxes..........................................................38

Illustrations of Death Benefits, Policy Account andCash Surrender Values, and Accumulated Premiums........39

Additional Information....................................................................................46

Voting Rights of a Policy Owner...........................................................................46
  Voting Privileges.......................................................................................46
  Material Conflicts......................................................................................47

Reports To Policy Owners..................................................................................47

Limits On American Franklin's Right To Challenge A Policy.................................................48

Payment Options...........................................................................................49

The Beneficiary...........................................................................................50

Assignment of A Policy....................................................................................50

Employee Benefit Plans....................................................................................51

Payment of Proceeds.......................................................................................51

Dividends.................................................................................................51

Distribution of the Policies..............................................................................52

Administrative Services...................................................................................52

State Regulation..........................................................................................53

Year 2000 Transition......................................................................................53

Legal Matters.............................................................................................54

Legal Proceedings.........................................................................................55

Experts...................................................................................................55

Registration Statement....................................................................................55

Other Policies and Contracts..............................................................................56


                                      -iv-



Management................................................................................................56





--------------------------------------------------------------------------------

This prospectus generally describes only the variable portion of the policy, except where the fixed account is specifically mentioned.

DEFINITIONS

This is a glossary of certain terms used in this Prospectus:

ADMINISTRATIVE OFFICE-The address of the Administrative Office of American Franklin is #1 Franklin Square, Springfield, Illinois 62713-0001.

AGE-The age of the Insured Person on his or her birthday nearest the date on which a determination of the Insured Person's age is made.

AMERICAN FRANKLIN, WE, OUR-The American Franklin Life Insurance Company, an Illinois stock life insurance company and the issuer of the EquiBuilder III-TM-individual flexible premium variable life insurance policies described in this Prospectus.

FACE AMOUNT-The face amount of insurance shown on the Policy Information page of a policy. The Face Amount is the minimum death benefit payable under a policy while the policy remains in effect. The death benefit proceeds will be reduced by any outstanding loan and loan interest on the policy and any due and unpaid charges.

FUND(S)-Portfolio(s) of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and MFS Variable Insurance Trust, which are all "series" type mutual funds. Each portfolio is referred to as a Fund, and collectively, as the Funds.

GUARANTEED INTEREST DIVISION-A part of American Franklin's General Account in which amounts in a Policy Account other than those allocated to the Separate Account earn interest at a rate stipulated in advance and guaranteed by American Franklin.

INSURED PERSON-The person whose life is insured under a policy.

POLICY ACCOUNT-The sum of amounts allocated to the investment divisions of the Separate Account and American Franklin's Guaranteed Interest Division for a particular policy.

POLICY ANNIVERSARY-An anniversary of the Register Date of a policy while the policy is in effect.

POLICY MONTH-A month-long period beginning on the Register Date and on the same day in each subsequent calendar month while a policy is in effect.

POLICY OWNER, YOU-The person designated as Policy Owner on the Policy Information page of a policy.

POLICY YEAR-An annual period beginning on the Register Date and on each anniversary of the Register Date while the policy is in effect.

REGISTER DATE-The date we issue a policy or the date we receive a full initial premium payment, whichever is earlier.

SEPARATE ACCOUNT-Separate Account VUL-2, a segregated investment account of American Franklin established under the Insurance Law of the State of Illinois in which amounts in a Policy Account other than those in the Guaranteed Interest Division are held for investment in one of the portfolios of the Funds. The value of amounts in the Separate Account will fluctuate in accordance with the performance of the corresponding Funds.

TARGET PREMIUM-A hypothetical annual premium which is based on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits included in the policy. The Target Premium for each EquiBuilder III-TM- policy is shown on the Policy Information page of the policy.

SUMMARY


This is a summary of some of the more important points that you should know and consider before purchasing the EquiBuilder III-TM- variable life insurance policy.

THE POLICY

The EquiBuilder III-TM- variable life insurance policy is an individual flexible premium variable life insurance policy issued by The American Franklin Life Insurance Company. Among other things, the policy:

(a) provides insurance protection on the life of the insured until the policy's maturity date.

(b) allows you to vary the amount and timing of the premiums you pay, within limits, and to change the amount of the death benefit payable under the policy, within specified guidelines.

(c) provides the opportunity for cash value build-up on a tax-deferred basis, depending on investment performance of the underlying mutual fund portfolios (or Funds). However, there is no guaranteed policy value and you bear the risk of poor investment performance.

(d) permits you to borrow against the policy value, to make partial surrenders, or to surrender the policy completely. Loans and partial surrenders will affect the policy value and may affect the death benefit and termination of the policy.

In addition to providing life insurance, the policy provides a means of investing for long-term purposes. Tax deferral allows the entire amount you have invested (net of charges) to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

You may divide account value among the guaranteed interest division and sixteen variable investment divisions which invest in portfolios of the Variable Insurance Products Fund, Variable Insurance Products Fund II, and MFS Variable Insurance Trust. We guarantee the principal and a minimum interest rate you will receive from the guaranteed interest division. However, the value of what you allocate to the sixteen variable investment divisions is not guaranteed. Instead, your investment in the variable investment divisions will go up or down with the performance of the particular Funds you select (and the deduction of charges). You will lose money on account value allocated to the variable investment divisions if performance is not sufficiently positive to cover the charges under the policy.

PAYMENT OF PREMIUMS

Although you select planned periodic premiums, you are not required to pay them. (The minimum initial premium and planned periodic premium depend on age, sex, and risk class of the insured, on the Face Amount of the policy, and on any supplemental benefit riders to the policy.) Within limits, you can vary the frequency and amount of premium payments and can skip planned periodic premiums. HOWEVER, EXTRA PREMIUMS MAY BE REQUIRED TO PREVENT POLICY TERMINATION UNDER CERTAIN CIRCUMSTANCES.

FUNDING CHOICES

We deduct a sales expense charge and premium taxes from each premium payment, and then we allocate the net premium among the variable investment divisions and the guaranteed interest division according to your written instructions.

You may allocate each net premium (and your existing policy value) among variable investment divisions which invest in the following sixteen portfolios:

     *   Fidelity VIP Money Market
     *   Fidelity VIP High Income
     *   Fidelity VIP Equity-Income
     *   Fidelity VIP Growth
     *   Fidelity VIP Overseas
     *   Fidelity VIPII Investment Grade Bond
     *   Fidelity VIPII Asset Manager
     *   Fidelity VIPII Index 500
     *   Fidelity VIPII Asset Manager: Growth
     *   Fidelity VIPII Contrafund

     *   MFS Emerging Growth
     *   MFS Research
     *   MFS Growth With Income
     *   MFS Total Return
     *   MFS Utilities
     *   MFS Capital Opportunities

You may also allocate each net premium (and your existing account value) to the guaranteed interest division. We guarantee your guaranteed interest division allocation will earn at least 4 1/2% interest per year.

CHARGES AND DEDUCTIONS

We deduct a 5% sales expense charge (up to the "target" premium) and applicable premium taxes from each premium payment. Premium taxes vary by state, and are up to 5%.

We also make certain periodic deductions from your policy value. Each month, we deduct from your policy value:

(a)  the cost of insurance charge;

(b) the monthly administrative charge (currently $6, plus $24 per month for the first 12 policy months); and

(c)  any additional benefit charges.

Each day, we deduct a charge from the assets in the variable investment divisions for certain mortality and expense risks we bear under the policy. This charge is at an effective annual rate of 0.75% of those assets.

In addition, investment management fees and other expenses are deducted from each portfolio of the underlying funds. See the table below for a summary of these portfolio expenses.
                              FUND ANNUAL EXPENSES
                         (% of average daily net assets)



Fund                                        Total Fund
----            Management         Other      Expenses
                    Fee           Expenses(1)    (2)(3)
                    ---           -----------    ------

Fidelity VIP        0.20%         0.10%        0.30%
                    ----          ----         ----
Money Market
---------------------------------------------------------
Fidelity VIP        0.58%         0.12%        0.70%
                    ----          ----         ----
High Income
---------------------------------------------------------
Fidelity VIP        0.49%         0.09%        0.58%
                    ----          ----         ----
Equity-Income
---------------------------------------------------------
Fidelity VIP        0.59%         0.09%        0.68%
                    ----          ----         ----
Growth
---------------------------------------------------------
Fidelity VIP        0.74%         0.17%        0.91%
                    ----          ----         ----
Overseas
---------------------------------------------------------
Fidelity VIPII      0.43%         0.14%        0.57%
                    ----          ----         ----
Investment Grade
Bond
---------------------------------------------------------
Fidelity VIPII      0.54%         0.10%        0.64%
                    ----          ----         ----
Asset Manager
---------------------------------------------------------
Fidelity VIPII      0.24%         0.11%        0.35%
                    ----          ----         ----
Index 500
---------------------------------------------------------
Fidelity VIPII      0.59%         0.14%        0.73%
                    ----          ----         ----
Asset Manager:
Growth
---------------------------------------------------------
Fidelity VIPII      0.59%         0.11%        0.70%
                    ----          ----         ----
Contrafund
---------------------------------------------------------
MFS Emerging        0.75%         0.10%        0.85%
                    ----          ----         ----
Growth
---------------------------------------------------------
MFS Research        0.75%         0.11%        0.86%
                    ----          ----         ----
---------------------------------------------------------
MFS Growth with     0.75%         0.13%        0.88%
                    ----          ----         ----
Income
---------------------------------------------------------
MFS Total Return    0.75%         0.16%        0.91%
                    ----          ----         ----
---------------------------------------------------------
MFS Utilities       0.75%         0.26%        1.01%
                    ----          ----         ----
---------------------------------------------------------
MFS Capital         0.75%         0.36%(4)     1.11%(4)
                    ----          -------      -------
Opportunities
---------------------------------------------------------



(1)Fund Annual Expenses are those incurred for the year ended December 31, 1998.



(2) A portion of the brokerage commissions that certain Fidelity portfolios pay was used to reduce their expenses. In addition, certain Fidelity portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses, after reimbursement for Index 500 Portfolio, would have been: for VIP Equity-Income
Portfolio: 0.57%; for VIP Growth
Portfolio: 0.66%; for VIP Overseas
Portfolio: 0.89%; for VIPII Asset Manager
Portfolio: 0.63%; for VIPII Index 500
Portfolio: 0.28%; for VIPII Contrafund
Portfolio: 0.66%; and for VIPII Asset
Manager: Growth Portfolio: 0.72%.





(3) Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each MFS series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. MFS series expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.





(4) MFS has agreed to bear expenses for this series, subject to reimbursement by this series, such that such series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the series during the current fiscal year. After taking this expense reimbursement into account, the total operating expenses for MFS Capital Opportunities would have been 1.02%. The payments made by MFS on behalf of the series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date, provided that the arrangement will continue for the series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees the series.



ACTUAL EXPENSES OF A FUND MAY BE GREATER OR LESS THAN THOSE SHOWN.



We deduct a surrender charge on a full surrender of the policy during the first 10 policy years. The maximum surrender charge is 50% of one "target" premium as shown in your policy. The amount of the surrender charge varies depending on the policy year in which you surrender the policy and the amount of premium you have paid. The surrender charge is constant for the first six policy years, and then decreases annually to zero at the end of the 10th policy year.



We deduct a partial surrender charge if you reduce the Face Amount during the first 10 policy years. The partial surrender charge is a pro rata portion of the then-applicable surrender charge. We also charge the lesser of $25 or 2% of the partial surrender amount.

We impose an administrative charge for each Face Amount increase, equal to $1.50 for each $1,000 increase, up to $300. We also charge a transfer fee of up to $25 for each transfer in excess of four each policy year. We also may charge for illustrations you request.

TAXES

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. However, there is some uncertainty as to whether a policy issued on a substandard basis will satisfy the Internal Revenue Code definition of life insurance. Under certain circumstances, a policy could be treated as a modified endowment contract. See "Tax Considerations" for a discussion of when withdrawals and loans from policy value could be subject to Federal income tax and penalty tax.

CASH BENEFITS

Your Policy Account is the sum of the amounts allocated to the variable investment divisions and the amount allocated to the guaranteed interest division. The cash surrender value (the account value less any applicable surrender charges) may be substantially less than the premiums paid, especially in early policy years.

POLICY LOANS. You may take loans in the aggregate amount of up to 90% of the policy's cash surrender value. The minimum loan amount is usually $500. Policy loans reduce the amount available for allocations and transfers.

FULL SURRENDER. You may surrender the policy at any time for its net cash surrender value. The net cash surrender value is the cash surrender value less any outstanding loan and loan interest due.

PARTIAL SURRENDER. You generally may make a partial surrender of the policy at any time during the insured's life and after the policy has been in force one year, provided that the policy has sufficient net cash surrender value remaining.

DEATH BENEFIT

You must select one of two death benefit options under the policy:

Option A - the greater of the policy's Face Amount or a multiple of its Policy Account value on the date of death; or

Option B - the greater of (i) the policy's Face Amount plus its account value or
(ii) a multiple of its Policy Account value on the date of death.

Subject to certain limits, you may change the Face Amount and death benefit.

The policy's minimum Face Amount is $50,000.

TERMINATION

There is no minimum guaranteed Policy Account value. The policy value may decrease if the investment performance of the variable investment divisions (to which you have allocated Policy Account value) is not sufficiently positive to cover the charges deducted under the policy.

IF THE NET CASH SURRENDER VALUE BECOMES INSUFFICIENT TO COVER THE MONTHLY DEDUCTION WHEN DUE, THE POLICY WILL TERMINATE WITHOUT VALUE AFTER A GRACE PERIOD, EVEN IF YOU PAY ALL PLANNED PERIODIC PREMIUMS IN FULL AND ON SCHEDULE. Additional premium payments will be necessary during the grace period to keep the policy in force.

OTHER INFORMATION

FREE LOOK: For a limited time after the policy's effective date, you may cancel the policy and receive a full refund of all premiums paid.

SUPPLEMENTAL BENEFITS. Your policy may have one or more supplemental benefits which are attached to the policy by rider. Each has its own requirements for eligibility, and generally has its own charge. Among the benefits currently available under the policy are:

(a)  accelerated benefit settlement option rider;

(b)  accidental death benefit rider;

(c)  children's term insurance rider;

(d)  additional insured term insurance rider; and

(e)  disability waiver benefit rider.

Other supplemental benefits may also be available.

TRANSFERS: Within certain limits, you may transfer all or part of your policy value among the variable investment divisions and the guaranteed interest division. We may charge for transfers in excess of four in a policy year. There are special limits on transfers from the Guaranteed Interest Division.

ILLUSTRATIONS: Sample illustrations of hypothetical death benefits and Policy Account values are in this prospectus. These may help you:

(a) understand (i) the long-term effects of different levels of investment performance and (ii) the charges and deductions under the policy; and

(b)    compare the policy to other life insurance policies.

The illustrations also show the value of annual premiums accumulated with interest and demonstrate that the Policy Account value may be low (compared to the premiums plus accumulated interest) if the policy is surrendered in the early policy years. Therefore, the policy should not be purchased as a short-term investment.



FINANCIAL INFORMATION: Our financial statements, and financial statements for the variable investment divisions, are in Appendix A to this prospectus.



INQUIRIES

If you have questions about your policy or need to make changes, contact your financial representative who sold you the policy, or contact us at:

The American Franklin Life Insurance Company
# 1 Franklin Square
Springfield, Illinois 62713-0001

         The policy is not available in all states. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

         NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire prospectus and the prospectuses for the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, and the MFS Variable Insurance Trust carefully before investing.

  DETAILED INFORMATION ABOUT AMERICAN FRANKLIN AND EQUIBUILDER III-TM- Policies

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

         The American Franklin Life Insurance Company ("American Franklin") is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of variable universal life insurance and variable annuities. American Franklin is presently authorized to write insurance in forty-six states, the District of Columbia and Puerto Rico. American Franklin's home office is located at #1 Franklin Square, Springfield, Illinois 62713.

         American Franklin is a wholly-owned subsidiary of American General Corporation ("American General"), 2929 Allen Parkway, Houston, Texas 77019-2155. American General is one of the largest diversified financial services organizations in the United States. It is a publicly held company whose stock is traded on the New York Stock Exchange.

               THE FEATURES OF EQUIBUILDER III-TM- Policies

HOW EQUIBUILDER III-TM- POLICIES DIFFER FROM WHOLE LIFE INSURANCE

         We designed EquiBuilder III-TM- policies to provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. EquiBuilder III-TM- policies are different from traditional whole life insurance in that you are not required to pay scheduled premiums and may, within limits, choose the amount and frequency of premium payments. EquiBuilder III-TM- policies also provide for two different types of death benefit options, and you may change options. You generally have the ability to increase or decrease the Face Amount without purchasing a new policy. However, we may require evidence of insurability. In addition, you may direct the investment of net premiums, which will determine, in part, the value of the Policy Account.

DEATH BENEFITS

         We will pay the death benefit (less any policy loan and loan interest and any overdue charges) to your beneficiary when the Insured Person dies. You may choose from two death benefit options: Option A and Option B. Option A pays the Face Amount of the policy. Except as described below, the Option A benefit is fixed. Option B pays the Face Amount of the policy plus the amount in the Policy Account on the day the Insured Person dies. The value of the benefit under Option B is variable and fluctuates with the amount in the Policy Account. Insurance under Option B costs more per month than under Option A. The value of the Policy Account and the net cash surrender value of the policy under Option B will be lower than under Option A, all other things being equal.

         Under both options, an alternate death benefit based on provisions of the federal income tax law applies if it would provide a greater benefit (before deductions for any outstanding policy loan and loan interest) than the option you selected. This benefit is a percentage multiple of the amount in your Policy Account. The percentage declines as the

Insured Person gets older. The benefit will be the amount in the Policy Account on the day the Insured Person dies multiplied by the percentage for the Insured Person's age (as of his or her nearest birthday) at the beginning of the policy year of the Insured Person's death. For ages that are not shown on the table set forth below, the applicable percentages will decrease proportionately for each full year.

                             TABLE OF DEATH BENEFITS
                         BASED ON POLICY ACCOUNT VALUES
--------------------------------------------------------------------------------
                                                 MINIMUM DEATH BENEFIT AS %
   INSURED PERSON'S AGE                          OF THE POLICY ACCOUNT
--------------------------------------------------------------------------------
        40 or under                                            250%
        45                                                     215
        50                                                     185
        55                                                     150
        60                                                     130
        65                                                     120
        70                                                     115
        75 to 90                                               105
        95                                                     100

         For example, if the Insured Person is 40 years old and the amount in the Policy Account is $100,000, the death benefit would be at least $250,000 (250% of $100,000).

         These percentages are based on provisions of federal tax law which require a minimum death benefit in relation to cash value for a policy to qualify as life insurance. See "Federal Tax Considerations," below.

         Under either Option A or Option B, the length of time a policy remains in force depends on the net cash surrender value of the policy. Because we deduct the charges that maintain the policy from the Policy Account, coverage will last as long as the net cash surrender value can cover these deductions. (See "Additional Information about EquiBuilder III-TM-Policies-Lapse of the Policy," below.) The investment experience (which may be either positive or negative) of any amounts in the variable investment divisions and the interest earned in the Guaranteed Interest Division affect the amount in the Policy Account. As a result, the returns from these divisions will affect the length of time a policy remains in force. See "Policy Account Value," below.

         If you prefer to have insurance coverage that varies with the investment experience of your Policy Account, you should choose Option B. The death benefit under Option B will always be at least the Face Amount of the policy or the alternate death benefit described above (in either case, less any outstanding policy loan and loan interest), whichever is greater. If you prefer to have insurance coverage that does not vary in amount and that has lower cost of insurance charges, you should choose Option A.

POLICY ISSUANCE INFORMATION

         When you complete an application for a policy, it is submitted to us. We make the decision to issue a policy based on the information in the application and our standards for issuing insurance and classifying risks. If we decide not to issue a policy, we will refund any premium paid.

         We will not issue a new policy having a Face Amount that is less than $50,000, nor will we issue a policy for an Insured Person who is older than 75.

         No insurance under a policy will take effect: (a) until we deliver a policy and you pay the full initial premium while the Insured Person is living and (b) unless the information in the application continues to be true and complete, without material change, as of the time you pay the premium.

         See "The Features of EquiBuilder III-TM-Policies-Flexible Premium Payments" and "Distribution of the Policies-Applications," below for additional information concerning procedures for obtaining a policy.

MATURITY BENEFIT

         If the Insured Person is still living on the policy anniversary nearest his or her 95th birthday, we will pay you the Policy Account value net of any outstanding loan and loan interest. The policy will then end.

CHANGES IN EQUIBUILDER III-TM- Policies

         EquiBuilder III-TM- policies provide you flexibility to choose from a variety of strategies, described in the sections that follow, that enable you to increase or decrease your insurance protection.

         A reduction in Face Amount lessens emphasis on the policy's insurance coverage by reducing both the death benefit and the amount at risk (the difference between the current death benefit under the policy and the amount of the Policy Account). The reduced amount at risk results in lower cost of insurance charges against the Policy Account. See "The Features of EquiBuilder III-TM- Policies-Changing the Face Amount of Insurance," below.

         A partial withdrawal of net cash surrender value reduces the Policy Account and death benefit and may reduce the policy's Face Amount, while providing a cash payment. It does not reduce the amount at risk or the cost of insurance charges. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

         Choosing not to make premium payments may have the effect of reducing the Policy Account. Reducing the Policy Account will, under Option A, increase the amount at risk (and thereby increase cost of insurance charges) while leaving the death benefit unchanged. Under Option B, it will decrease the death benefit while leaving the amount at risk and the cost of insurance charge unchanged. See "The Features of EquiBuilder III-TM- Policies-Flexible Premium Payments," below.

         Increases in the Face Amount emphasize insurance coverage by increasing both the death benefit and the amount at risk. See "The Features of EquiBuilder III-TM- Policies-Changing the Face Amount of Insurance," below.

         Additional premium payments may increase the Policy Account, which has the effect, under Option A, of reducing the amount at risk and cost of insurance charge while leaving the death benefit unchanged, or, under Option B, of increasing the death benefit while leaving the amount at risk and cost of insurance charge unchanged. See "The Features of EquiBuilder III-TM-Policies-Flexible Premium Payments," below.

CHANGING THE FACE AMOUNT OF INSURANCE

         Any time after the first policy year while a policy is in force, you may change your policy's Face Amount. You can do this by sending a written request to us. Any change will be subject to our approval and the following conditions:

         For increases in the Face Amount, we must have satisfactory evidence that the Insured Person is still insurable. Our current procedure if the Insured Person has become a more expensive risk is to ask you to confirm that you will pay higher cost of insurance charges on the amount of the increase.

         Any increase in the Face Amount must be at least $10,000. Monthly deductions from the Policy Account for the cost of insurance will increase, beginning on the date the increase in the Face Amount takes effect. In addition, we will assess a one-time administrative charge for each increase against the Policy Account. This charge is currently $1.50 for each additional $1,000 of insurance, up to a maximum charge of $300. An increase in the Face Amount will not increase the maximum surrender charge.

         You may not reduce the Face Amount below the minimum we require to issue a policy at the time of the reduction. We will lower monthly charges against the Policy Account for the cost of insurance if you reduce the Face Amount. If you reduce the Face Amount during the first ten policy years, we will assess a pro rata share of the applicable surrender charge against the Policy Account. See "Deductions and Charges-Surrender Charge," below.

         We currently disapprove a requested decrease in the Face Amount if it would trigger the alternate death benefit requirement. (This is the federal tax law provision that can require us to pay as a death benefit a percentage multiple of the Policy Account.) Instead, we will ask you to make a partial withdrawal of net cash surrender value from the Policy Account, and then we decrease the Face Amount. See "The Features of EquiBuilder III-TM-Policies-Death Benefits," above.

         Currently, if you request a Face Amount decrease when you have previously increased the Face Amount, we will apply the decrease first against the most recent increase in the Face Amount. We will then apply decreases to prior increases in the Face Amount in the reverse order in which such increases took place, and then to the original Face Amount.

         Policy changes that result in a reduction of the death benefit, such as a decrease in the Face Amount, may cause a policy to become a "modified endowment contract" or may have other adverse tax consequences. See "Federal Tax Considerations," below.

CHANGING DEATH BENEFIT OPTIONS

         Any time after the first policy year while a policy is in force, you may change the death benefit option by sending us a written request. If you change the death benefit from Option A to Option B, the Face Amount will go down by the amount in the Policy Account on the date of the change. We will not allow this change if it would reduce the Face Amount below the minimum we require to issue a policy at the time of the reduction. If you change the death benefit from Option B to Option A, the Face Amount of insurance will go up by the amount in the Policy Account on the date of the change. These increases and decreases in the Face Amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk, which is the amount on which cost of insurance charges are based (see "Deductions and Charges-Charges Against the Policy Account-Cost of Insurance Charge," below).

           Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before changing the death benefit option.

         We will not require evidence of insurability for the increase in the Face Amount when you change from Option B to Option A, nor will we charge for this increase. We will not assess a surrender charge for the decrease in the Face Amount when you change from Option A to Option B.

WHEN FACE AMOUNT AND DEATH BENEFIT CHANGES GO INTO EFFECT

         Any change in the Face Amount or death benefit option of a policy is effective at the beginning of the policy month following the date we approve the request. After we approve the request, we will send you a written notice of the approval showing each change. You should attach this notice to your policy. We may also request that you return your policy to us so that we can make the appropriate changes.

         In some cases, we may not approve a change you request because it might disqualify the policy as life insurance under applicable federal tax law. We will send you a written notice of our decision to disapprove any requested change for this reason. See "Federal Tax Considerations," below.

FLEXIBLE PREMIUM PAYMENTS

         You may choose the amount and frequency of your premium payments, as long as they are within the limits described below. Even though premiums are flexible, the Policy Information page of each policy will show a "planned" periodic premium. You determine the planned premium, within limits we set when you apply for a policy. Planned premiums may not equal the amount of premiums that will keep your policy in effect. Planned premiums are generally the amount you decide you want to pay and you can change them at any time.

         You must pay a minimum initial premium on or before the date on which we deliver the policy. The insurance will not go into effect until we receive this minimum initial premium. We determine the applicable minimum initial premium based on the age, sex and risk class of the Insured Person, the initial Face Amount of the policy and any additional benefits you select. Make the first premium payment by check or money order payable to "The American Franklin Life Insurance Company." Pay any additional premiums by check or money order payable to "The American Franklin Life Insurance Company" and send them to our Administrative Office.

         We will send you premium reminder notices based on your planned premium unless you request that we not do so in your application, or by writing to our Administrative Office. Nevertheless, you may make the planned payment, skip the planned payment or change the frequency or the amount of the payment.

         Generally, you may pay other premiums at any time and in any amount, as long as each payment is at least $100. (In some states, policies may have different minimum premium payments.) We may increase this minimum upon 90 days' written notice. We may also reject premium payments in a policy year if the payments would cause the policy to cease to qualify as life insurance under federal tax law. See "Federal Tax Considerations," below.

         If you stop paying premiums temporarily or permanently, the policy will continue in effect until the net cash surrender value no longer covers the monthly charges against the Policy Account for the benefits selected. PLANNED PREMIUMS MAY NOT BE SUFFICIENT TO MAINTAIN A POLICY BECAUSE OF INVESTMENT EXPERIENCE, POLICY CHANGES OR OTHER FACTORS.

         The tables set forth below under "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums" illustrate how the key financial elements of EquiBuilder III-TM- policies work. The tables show death benefits and Policy Account and cash surrender values with Face Amounts and planned annual premiums of different amounts for Insured Persons of different ages.

ADDITIONAL BENEFITS

         You may add additional benefits to your policy. We will assess a monthly charge against the Policy Account for each additional benefit, other than the accelerated benefit settlement option rider. You can cancel these benefits at any time. Your policy will have more details if you select any of these benefits. The following additional benefits are currently available:

         DISABILITY WAIVER BENEFIT. With this benefit, we waive monthly charges from the Policy Account if the Insured Person becomes totally disabled on or after the Insured Person's fifth birthday and the disability continues for six months. If the disability starts before the policy anniversary nearest the Insured Person's 60th birthday, we will waive monthly charges for life as long as the disability continues. If the disability starts after that, we will waive monthly charges only up to the policy anniversary nearest the Insured Person's 65th birthday (as long as the disability continues).

         ACCIDENTAL DEATH BENEFIT. We will pay an additional benefit if the Insured Person dies from bodily injury that results from an accident, provided the Insured Person dies before the policy anniversary nearest his or her 70th birthday.

         CHILDREN'S TERM INSURANCE. This benefit provides term life insurance on the lives of the Insured Person's children, including natural children, stepchildren and legally adopted children, who have not yet reached their eighteenth birthdays. The charge for this benefit covers all children under eighteen. Coverage lasts only until the Insured Person reaches age 65 or the child reaches age 25, whichever happens first.

         TERM INSURANCE ON AN ADDITIONAL INSURED PERSON. You may obtain term insurance for another person, such as the Insured Person's spouse. We will deduct a separate charge for each additional Insured Person.

         ACCELERATED BENEFIT SETTLEMENT OPTION RIDER. This rider allows you to receive an accelerated benefit in the event the Insured Person becomes terminally ill or is confined to a nursing facility, as those terms are defined in the rider. In determining the accelerated benefit, we will adjust the death benefit to reflect the payment option you select, the Insured Person's sex and age, the length of time the policy has been in force, our current assumptions as to the Insured Person's life expectancy, interest rates, cost of insurance rates, and administrative charges, and a processing charge of not over $200.

         This rider is available with EquiBuilder III-TM- policies in those states where the rider has been approved. You can get information on approval of this rider in a particular state from us or from a registered representative authorized to sell the policies. There is no premium charge for this rider, and you may not add the rider after we have issued a policy. Receipt of an accelerated benefit may be subject to income tax; you should seek assistance from your personal tax advisor before electing a payment option under this rider.

                 VARIABLE INVESTMENT DIVISION INVESTMENT CHOICES

         After we deduct certain amounts from each premium, we put the balance, called the "net premium," into the Policy Account established for each policy. We credit the net premium to the Policy Account as of the date we receive it, or, if later, the Register Date. We credit the net premium to the Policy Account before deducting any charges against the Policy Account due on that date. See "Deductions and Charges-Deductions from Premiums," below.

         We will invest the Policy Account in the Money Market division until the fifteenth day after we issue the policy, or if that is not a business day, until the following business day. We will then allocate the Policy Account to the Guaranteed Interest Division or to one or more of the variable investment divisions or both, according to your directions in the policy application. These instructions will apply to any subsequent premium until you provide us with new instructions. Premium allocation percentages may be any whole number from zero to 100, but the sum must equal 100.

THE SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

         We established the Separate Account on April 9, 1991 under the insurance law of the State of Illinois. It is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission of the management or investment policies of the Separate Account. A unit investment trust is a type of investment company. The Separate Account meets the definition of a "separate account" under federal securities laws.

         The Separate Account has a number of variable investment divisions, each of which invests in shares of a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II or the MFS Variable Insurance Trust. Currently, you may invest premium payments in variable investment divisions investing in the following Funds:



   Fidelity VIP Money Market           Fidelity VIPII Asset Manager:  Growth
   Fidelity VIP High Income            Fidelity VIPII Contrafund
   Fidelity VIP Equity-Income          MFS Emerging Growth
   Fidelity VIP Growth                 MFS Research
   Fidelity VIP Overseas               MFS Growth With Income
   Fidelity VIPII Investment Grade     MFS Total Return
   Bond                                MFS Utilities
   Fidelity VIPII Asset Manager        MFS Capital Opportunities
   Fidelity VIPII Index 500


THE FUNDS

         Each of the Funds is a portfolio of a diversified open-end management investment company, more commonly called a mutual fund. As "series" type mutual funds, they issue several different "series" of stock, each of which relates to a different Fund. Currently, you may invest amounts in any combination of sixteen portfolios, each of which has different investment objectives, policies and risks.

         The Funds do not impose a sales charge or "load" for buying and selling their shares. The Separate Account buys and sells the Funds' shares at net asset value pursuant to agreements between us and the Funds.

         The Funds sell their shares to separate accounts of insurance companies. See "Voting Rights of a Policy Owner-Voting Privileges of Participants in Other Separate Accounts" for information about measures that we will take to protect Policy Owners in the event of a conflict of interest between the Separate Account and other separate accounts that invest in the Funds.

         You can find out more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their Prospectuses, which are attached to this Prospectus, and their Statements of Additional Information.

INVESTMENT POLICIES OF THE FUNDS

         Each of the Funds has a different investment objective and separate investment policies. The objectives and policies of each Fund will affect its return and its risks. The investment experiences of the variable investment divisions depend on the performances of the corresponding Funds. The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser. The investment results of the Funds, however, may be higher or lower than the results of such other funds. We make no assurance or representation that the investment results of any of the Funds will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

         Following is a summary of the policies and objectives of the Funds of the Variable Insurance Products Fund:


         VIP MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers and complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the Portfolio's investments.




         VIP HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital. The Portfolio normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a discussion of the risks of investment in junk bonds, see the Prospectus for the Variable Annuity Products Fund, which is attached to this Prospectus.





         VIP EQUITY-INCOME PORTFOLIO seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Portfolio normally invests at least 65% of its total assets in income-producing equity securities.





         VIP GROWTH PORTFOLIO seeks capital appreciation and normally invests its assets primarily in common stocks. The Portfolio invests its assets in companies which its investment adviser believes have above-average growth potential.





         VIP OVERSEAS PORTFOLIO seeks long-term growth of capital and normally invests at least 65% of its total assets in foreign securities. The Portfolio normally invests its assets primarily in common stocks.



         Following is a summary of the policies and objectives of the Funds of the Variable Insurance Products Fund II:



         VIPII INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital and normally invests its assets in U.S. dollar-denominated investment-grade bonds. The investment adviser uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the Portfolio and selecting investments and manages the Portfolio to have similar overall interest rate risk to the index.





         VIPII ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.





         VIPII INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), and normally invests at least 80% of its assets in common stocks included in the S & P 500. The S & P 500 is a widely recognized, unmanaged index of common stock prices.





         VIPII ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments and other investments.





         VIPII CONTRAFUND PORTFOLIO seeks long-term capital appreciation and normally invests its assets primarily in common stocks. The Portfolio invests its assets in securities of companies whose value the investment adviser believes is not fully recognized by the public.

         Following is a summary of the policies and objectives of the Funds of the MFS Variable Insurance Trust:



         MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.





         MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.





         MFS GROWTH WITH INCOME SERIES will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.





         MFS TOTAL RETURN SERIES will primarily seek to obtain above-average income (compared to a portfolio invested entirely in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential. The series is a "balanced fund," and invests in a combination of equity and fixed income securities.





         MFS UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its total assets in equity and debt securities of both domestic and foreign companies in the utilities industry.





         MFS CAPITAL OPPORTUNITIES SERIES will seek capital appreciation. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.



         We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or division, by itself, constitutes a balanced investment plan.

         Except for the VIP MONEY MARKET, VIPII INVESTMENT GRADE BOND, VIPII INDEX 500 AND MFS GROWTH WITH INCOME Funds, the Funds can purchase lower-quality bonds, also known as "junk bonds". Junk bonds are highly speculative. They provide poor protection for payment of principal and interest, and are often in default. Changes in an issuer's creditworthiness can cause greater risks of default or price changes than the risks typically associated with higher-rated securities. For a discussion of the risks of investing in junk bonds, see the Prospectuses for the Funds, which are attached to this Prospectus.

         BEFORE YOU SELECT ANY DIVISION, you should carefully read the Funds' Prospectuses. To get more copies of the Funds' Prospectuses, contact us.

         Affiliates of the Funds compensate us for administering the Funds as variable funding options for the EquiBuilder III-TM- policies. Currently, Massachusetts Financial Services Company ("MFS"), the investment adviser for MFS Variable Insurance Trust, pays us a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each Fund of the MFS Variable Insurance Trust attributable to the EquiBuilder III-TM- policies and certain other variable contracts we issue. This fee will not be paid by the Funds, their shareholders or the Policy Owners.



         Affiliates of Fidelity Management & Research Company ("FMR"), the investment adviser for the Variable Insurance Products Fund and the Variable Insurance Products Fund II, may compensate us or an affiliate for administrative, distribution, or other services relating to the Funds. Such compensation is generally based on assets of the Funds attributable to the EquiBuilder III-TM- policies and certain other variable contracts we issue. THIS COMPENSATION WILL NOT BE PAID BY THE FUNDS, THEIR SHAREHOLDERS OR THE POLICY OWNERS.



OWNERSHIP OF THE ASSETS OF THE SEPARATE ACCOUNT

         Under Illinois law, we own the assets of the Separate Account and we use them to support EquiBuilder III-TM- policies, other existing variable life policies and other variable life policies we may issue in the future. The portion of the Separate Account's assets supporting these policies may not be used to satisfy liabilities arising out of any other business of American Franklin. In addition to premiums from EquiBuilder III-TM- policies, we may allocate premiums from other policies to the Separate Account. These policy owners will participate in the Separate Account in proportion to the amounts in the Separate Account relating to their policies. We may also permit charges owed us to stay in the Separate Account. Thus, we may also participate proportionately in the Separate Account. These accumulated amounts belong to us and we may transfer them from the Separate Account to our General Account at any time.

RIGHT TO CHANGE OPERATIONS

         We reserve the right to change or add investment companies in which Policy Accounts will be invested and to modify how we operate or how the Separate Account operates. We intend to comply with applicable law in making any changes and, if necessary, will seek your approval. We have the right to:

         - add variable investment divisions to, or remove variable investment divisions from, the Separate Account, combine two or more divisions within the

              Separate Account, or withdraw assets relating to EquiBuilder III-TM- policies from one investment division and put them into another;

          - register or end the registration of the Separate Account under the Investment Company Act of 1940;

          - operate the Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of American Franklin within the meaning of the Investment Company Act of 1940);

          - restrict or eliminate any voting rights of Policy Owners or other people who have voting rights that affect the Separate Account; and

          - modify the provisions of the policies to assure qualification under the pertinent provisions of federal income tax laws or to comply with other applicable federal or state laws.

If any changes result in a material change in the underlying investments of an investment division, you will be notified as required by law. We may, for example, cause an investment division to invest in a mutual fund other than or in addition to the Funds. If, as a result of any such material change, you then wish to transfer your Policy Account in one variable investment division to another variable investment division or to the Guaranteed Interest Division, you may do so without charge, by giving us written instructions. At the same time, you may change the manner in which we allocate net premiums and deductions.

                             DEDUCTIONS AND CHARGES

          We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Policies. The amount of a charge may not necessarily correspond to the cost of providing the services or benefits indicated by the designation of the charge or associated with the particular Policy. For example, the sales expense deduction and the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to cover such expenses.

DEDUCTIONS FROM PREMIUMS

         We will treat any payment we receive before the final policy date as a premium, unless a policy loan is outstanding and along with the payment we receive written instructions that it is a repayment of the policy loan. (See "Policy Account Transactions - Repaying the Loan," below.) The final policy date is the policy anniversary nearest the Insured Person's 95th birthday. We deduct applicable taxes, and a sales expense deduction (subject to limits) from all premiums. We place the balance of each premium (the "net premium") in the Policy Account.

         All states and certain other jurisdictions (cities, counties, municipalities) tax premium payments or levy other taxes or charges. Taxes currently range up to 5%. We deduct the applicable tax from each premium payment. This is a tax to American Franklin, so you cannot deduct it on your income tax return. The amount of the tax will vary depending on where you live. Since the tax deduction is a percentage of your premium, the amount of the tax deduction will also vary with the amount of the premium. We will increase or decrease this deduction to reflect any changes in the applicable taxes. In addition, if you change your place of residence, we will change the deduction to match the new tax rate. You should notify us if you move.

         We deduct a sales expense of 5% of each premium paid during any policy year until the total premiums for the policy year equal the Target Premium. (See "Definitions," above, and "Deductions and Charges-Surrender Charge," below, for more information on the Target Premium). We do not deduct a sales expense charge for premiums above a Target Premium that you pay during that policy year. During the next policy year, we will again deduct a sales expense charge of 5% until total premiums paid during that policy year equal the Target Premium. You can reduce aggregate sales expense deductions by concentrating premium payments in a few policy years so that the premiums paid in each of those years exceed a target premium. However, concentrating premium payments during a policy's early policy years, and in particular during the first policy year, may increase the contingent deferred sales charge if you surrender your policy or, in some instances, if you reduce your policy's Face Amount or let it lapse during the first ten policy years. See "Deductions and Charges - Surrender Charge," below. In addition, concentrating premium payments during the first seven policy years can increase the likelihood that a policy will be considered a modified endowment contract. See "Federal Tax Considerations - Policy Proceeds," below.

We deduct sales expenses to recover some expenses of distributing the EquiBuilder III-TM- policies. These expenses include agents' commissions and printing EquiBuilder III-TM- prospectuses and sales literature. We also recover sales expenses through a contingent deferred sales charge, which we impose if the policy is surrendered or, in some instances, if the Face Amount of the policy is reduced or the policy is permitted to lapse during the first ten policy years. The amount of sales expense deductions and contingent deferred sales charges in any policy year might not equal the actual sales expenses in that year. See "Deductions and Charges-Surrender Charge," and "Distribution of the Policies," below.

CHARGES AGAINST THE POLICY ACCOUNT

         At the beginning of each policy month, we deduct the following charges from each Policy Account.

         ADMINISTRATIVE CHARGE. The current charge is $6 per month. We deduct this charge to cover the continuing costs of maintaining the EquiBuilder III-TM- policies, such as premium billing and collection, claim processing, policy transactions, record keeping, communications with Policy Owners and other expenses and overhead. We may raise this charge to reflect higher costs, but we guarantee it will never be more than $12 per month.

         At the beginning of each of the first twelve policy months that a policy is in effect, we will also deduct an administrative charge of $24 per month. We use this charge to recover costs of issuing and placing the policy such as application processing, medical examinations, establishment of policy records and underwriting costs (determining insurability and assigning the Insured Person to a risk class).

         COST OF INSURANCE CHARGE. The monthly cost of insurance is our current monthly cost of insurance rate multiplied by the amount at risk at the beginning of the policy month divided by $1,000. The amount at risk is the difference between the current death benefit and the amount in the Policy Account. If the current death benefit for the month rises due to the requirements of federal tax law (see "The Features of EquiBuilder III-TM-Policies-Death Benefits," above), the amount at risk for the month will also rise.

         For this purpose we determine the amount of each Policy Account before deducting the cost of insurance charge, but after all other charges due on that date. The cost of insurance charge will vary from month to month with changes in the amount at risk and with increasing age of the Insured Person.

         We base the cost of insurance rate on the Insured Person's sex, age and risk class and the Face Amount size of the policy at the time of the charge. We may change these rates from time to time, but they will never be more than the guaranteed maximum rates set forth in a particular policy. We base the maximum charges on the Commissioner's 1980 Standard Ordinary Male and Female Mortality Tables. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male non-tobacco user at various ages.

         In Montana and Massachusetts there will be no distinctions based on sex. Congress and various states legislatures have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age and risk class. Employers and Employee Organizations should consider the impact of Title VII of the Civil Rights Act of 1964 on the purchase of an EquiBuilder III-TM- policy in connection with an employment-related insurance or benefit plan. See "Employee Benefit Plans," below. Where required, we will provide cost of insurance charges that do not distinguish between males and females.

            ILLUSTRATIVE TABLE OF MONTHLY COST OF INSURANCE RATES FOR
             MALE NON-TOBACCO (ROUNDED) PER $1,000 OF AMOUNT AT RISK


                      $50,000 - $199,999            $200,000 AND OVER
                      FACE AMOUNT SIZE BAND         FACE AMOUNT SIZE BAND
                      ---------------------         ---------------------
         ATTAINED      GUARANTEED      CURRENT      GUARANTEED       CURRENT
         AGE          MAXIMUM RATE     RATE         MAXIMUM RATE     RATE
         ---          ------------     ----         ------------     ----
         5             $.08             $.08         $.08            $.08
         15             .11              .11          .11             .10
         25             .15              .10          .15             .10
         35             .18              .11          .18             .10
         45             .38              .20          .38             .17
         55             .88              .48          .88             .42
         65            2.14             1.16         2.14            1.05


         For a male non-tobacco user, age 35, with a $100,000 Face Amount Option A policy, an initial premium of $1,000, and a 2% premium tax, the cost of insurance for the first month will be $10.90. This example reflects deduction of a 5% sales expense and the current administrative charges ($6 per month plus the additional charge of $24 per month that applies for the first 12 policy months) and uses the current cost of insurance rate ($.11 per $1,000).

         CHARGES FOR ADDITIONAL BENEFITS. We will deduct the cost of any additional benefits on a monthly basis. We may change these charges, but each policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

         CHANGES IN MONTHLY CHARGES. We will make any changes in the cost of insurance, charges for additional benefits or administrative charges by class of Insured Person, and we will base them on changes in future expectations about such things as investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

CHARGES AGAINST THE SEPARATE ACCOUNT

         MORTALITY AND EXPENSE RISKS. We deduct a charge from the variable investment divisions for assuming mortality and expense risks. The mortality risk that we assume is that insured persons will live for shorter periods than estimated. When this happens, we have to pay a larger death benefit than expected in relation to the cost of insurance charges we received. The expense risk we assume is that the cost of issuing and administering policies will be greater than we expected. We assess a daily charge for mortality and expense risks at an effective annual rate of .75% of the value of the assets in the Separate Account attributable to EquiBuilder III-TM- policies. This charge affects the unit values for the variable investment divisions. See "Policy Account Value-Determination of Unit Value", below.

         TAX RESERVE. We reserve the right to assess a charge for taxes or to build reserves set aside for taxes. This will reduce the investment income of the variable investment divisions. See "Federal Tax Considerations," below.

         CHARGES AGAINST THE FUNDS. The Separate Account purchases shares of the Funds at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Funds. The Funds do not impose a sales charge. See "Summary--Charges and Deductions."

         See the Prospectuses and the Statements of Additional Information of the Funds for more information about the services provided by and the fees paid to FMR, MFS and affiliated companies.

SURRENDER CHARGE

         If you totally surrender your policy or, in some instances, if you reduce the Face Amount of your policy or let it lapse during the first ten policy years, we assess a surrender charge to recover sales expenses. The amount of the surrender charge will vary depending on the policy year in which you surrender your policy and the amount of premium you have paid. We will not assess any surrender charge after the tenth policy year.

         We base surrender charges on Target Premiums. Target Premiums are not the same thing as the "planned" premium you determine. See "The Features Of EquiBuilder III-TM- Policies - Flexible Premium Payments." We base Target Premiums on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits. Paying the Target Premium does not guarantee that the policy will remain in effect.

         Your Policy Information page shows the maximum surrender charge, which will equal 50% of one Target Premium. This maximum will not vary with the amount of premiums paid or when they are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum surrender charge will decrease by 20% of the initial maximum surrender charge. After the end of the tenth policy year, there is no surrender charge.

         Subject to the maximum surrender charge, we calculate the surrender charge based on actual premium payments. The surrender charge equals 25% of premium payments you make during the first policy year up to the amount of one Target Premium and 9% of any additional premiums you pay during the first ten policy years, but not more than 50% of one Target Premium.

         Paying less than one Target Premium in the first policy year will reduce the surrender charge only if you do not pay more than approximately five Target Premiums before surrender or lapse (i.e., only if the maximum surrender charge is not reached). However, structuring payments in this manner will increase the risk that a policy will lapse. In addition, paying less premiums may increase cost of insurance charges (which are based on amount at risk).

Assume a $200,000 initial Face Amount policy for a male age 40. This policy would have a Target Premium of $2,280 and a maximum surrender charge of $1,140 ($2,280 x 50%). Also, assume that all premium payments are made at the beginning of each policy year. The following table shows the surrender charge which would apply under different premium payment assumptions if surrender of the policy were to occur during the indicated policy year.


DURING     PREMIUM     CHARGE      PREMIUM      CHARGE       PREMIUM     CHARGE
YEAR
  1         $3000      $  635      $2280        $  570       $1140       $  285
  2          3000         905       2280           775        3420          593
  3          3000        1140       2280           980        2280          790
  4          3000        1140       2280          1140        2280         1003
  5          3000        1140       2280          1140        2280         1140
  6          3000        1140       2280          1140        2280         1140
  7          3000         912       2280           912        2280          912
  8          3000         684       2280           684        2280          684
  9          3000         456       2280           456        2280          456
 10          3000         228       2280           228        2280          228




         We reduce the maximum surrender charge by the amount of any pro rata surrender charge we previously imposed in connection with a decrease in the Face Amount.

         During the first ten policy years, we will treat a decrease in the Face Amount of a policy as a partial surrender, and we will deduct a portion of the surrender charge. If the Face Amount of a policy increases and then decreases, a surrender charge will apply only to a decrease below the original Face Amount (i.e., the Face Amount when we issue the policy). Generally, we determine the pro rata surrender charge for a partial surrender by dividing the amount of the Face Amount decrease (excluding the portion that merely reverses a prior increase) by the original Face Amount and multiplying the fraction by the surrender charge that would apply to a total surrender.

         For example, assume that we issue a policy for a male age 40 with a Face Amount of $200,000. In the third policy year, you decide to decrease this Face Amount by $100,000. Assume also that you paid an annual premium of $3,000 for each of the first three policy years and that the maximum surrender charge for the third policy year is $1,140. To determine the portion of the surrender charge:

         Divide the amount of the Face Amount decrease by the initial Face Amount. ($100,000 divided by $200,000 = .5)

         Then multiply this fraction by the maximum surrender charge in effect before the decrease.

         Pro rata surrender charge = .5 x $1,140 = $570.

         Thus, you would be charged $570 for decreasing the Face Amount of this policy from $200,000 to $100,000 during the third policy year. The maximum surrender charge you might pay in the future would be reduced proportionately. We would send you a new Policy Information page that shows the new maximum charges. You will pay the maximum only if you surrender the policy or let the policy lapse after you pay enough premiums to reach the maximum.

OTHER TRANSACTION CHARGES

         In addition to the deductions and charges described above, we charge fees for certain policy transactions against the Policy Account:

         PARTIAL WITHDRAWAL OF NET CASH SURRENDER VALUE. There is an administrative charge that is currently $25 or 2% of the amount withdrawn, whichever is less, each time you make a partial withdrawal. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

         INCREASE IN THE FACE AMOUNT OF INSURANCE. There is an administrative charge that is currently $1.50 for each $1,000 of increase up to a maximum charge of $300. See "The Features of EquiBuilder III-TM- Policies-Changes in EquiBuilder III-TM- Policies," above.

         TRANSFERS. If you make more than four transfers of Policy Account value in a policy year among variable investment divisions, we will charge up to $25 for each additional transfer in that policy year. However, if you transfer all of the assets to the Guaranteed Interest Division, we will not impose any transfer charge. See "Policy Account Transactions-Transfers of Policy Account Value Among Investment Divisions," below. We will consider a request for transfer involving the simultaneous transfer of funds from or to more than one investment division to be one transfer.

         ILLUSTRATIONS. If, after a policy is issued, you request more than one illustration of projected death benefits and Policy Account and cash surrender values in a policy year, we may charge a fee. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values and Accumulated Premiums," below.

         We guarantee that the fees for partial withdrawals, increases in Face Amounts and for transfers will never exceed the amounts that we set out above. See also "Deductions and Charges-Surrender Charge," above.

ALLOCATION OF POLICY ACCOUNT CHARGES

         Generally, we allocate monthly charges or certain transaction fees among the variable investment divisions and the unloaned portion of the Guaranteed Interest Division in accordance with the deduction allocation percentages you specify in your application, or in accordance with your subsequent instructions. However, we generally make deductions for the first policy month from the Money Market division. See "Variable Investment Division Investment Choices."

         Allocation percentages for deductions may be any whole numbers (from zero to one hundred) which add up to one hundred. You may change deduction allocation percentages by giving us instructions. Changes will be effective as of the date we receive them.

         We will subtract charges for partial withdrawals of net cash surrender value and transfers of Policy Account values equally among the divisions from which the transactions were made. If we cannot make the charge this way, we will make it based on the proportion of the unloaned amounts in the Guaranteed Interest Division, if any, and the amounts in the variable investment divisions, to the total unloaned value of the Policy Account.

                              POLICY ACCOUNT VALUE

         The amount in a Policy Account is the sum of the amounts allocated to the Guaranteed Interest Division and to the variable investment divisions. The amount in a Policy Account also reflects various deductions and charges. We deduct monthly charges on the first day of each policy month. We deduct transaction charges or surrender charges on the effective date of the transaction.

         Charges against the Separate Account are reflected daily. Any amount you allocate to a variable investment division will increase or decrease depending on the investment experience of that division, and there is no guaranteed minimum cash value. We guarantee the value of amounts in a Policy Account you allocate to the Guaranteed Interest Division, and interest credited to those amounts. See "The Guaranteed Interest Division," below.

AMOUNTS IN THE VARIABLE INVESTMENT DIVISIONS

         We use amounts you allocate, transfer or add to the variable investment divisions to purchase units representing undivided interests in the various divisions. The value of the units we credit to the Policy Account for a division represents the amount in that division. We calculate the number of units purchased or redeemed in a variable investment division by dividing the dollar amount of the transaction by the division's unit value next calculated at the close of business on the effective date of the transaction. (See "Policy Account Transactions" and "The Guaranteed Interest Division-Transfers from the Guaranteed Interest Division," below, regarding the effective dates of Policy Account transactions.)

         The number of units changes only when you purchase or redeem them, but the value of a unit will change with the investment performance of the corresponding Fund. The value of a unit also reflects charges we assess against the Separate Account. On any given day, the value your Policy Account has in a variable investment division is the unit value times the number of units you have in that division. The units of each variable investment division have different unit values.

         You purchase units of a variable investment division when you allocate premiums, repay loans or transfer amounts to that division. You redeem or sell units when you make withdrawals or transfer amounts from a variable investment division (including transfers for loans) or when we pay a death benefit when the Insured Person dies. We also redeem units for monthly charges or other charges from the Separate Account.

DETERMINATION OF THE UNIT VALUE

         We determine unit values for each variable investment division at the end of each business day. Generally, a business day is any day we are open and the New York Stock Exchange is open for trading. We will not process any policy transactions as of any day that is not a business day other than to issue a policy anniversary report, make monthly charge deductions and pay the death benefit under a policy. For purposes of receiving Policy Owner requests, we are open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

         The initial unit value for each investment division was set at $100. Subsequently, the unit value for any business day equals the unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

         We determine a net investment factor for each variable investment division every business day as follows:

          - First, we determine the value of the shares belonging to the division in the corresponding Fund at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders). For this purpose, we use the share value reported to us by the Fund;

          - Next, we add any dividends or capital gains distributions paid for the corresponding Fund on that day;

          - Then, we divide this sum by the value of the amounts in the investment division at the close of business on the immediately preceding business day (after giving effect to any policy transactions on that day);

          - Then, we subtract a daily mortality and expense risk charge for each calendar day between business days. (For example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is .00002063, which is an effective annual rate of .75%;

          - Finally, we subtract any daily charge for taxes or amounts set aside as a reserve for taxes.

         Generally, this means that unit values are adjusted to reflect what happens to the Funds, and also for the mortality and expense risk charge and any charge for taxes.

                           POLICY ACCOUNT TRANSACTIONS

         The transactions we describe below may have different effects on the Policy Account, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting Policy Account transactions. See "The Features of EquiBuilder III-TM- Policies-Changes in EquiBuilder III-TM-Policies," above. Certain transactions also entail charges. For information regarding other charges, see "Deductions And Charges," above.

CHANGING PREMIUM AND DEDUCTION ALLOCATION PERCENTAGES

         You may change the allocation percentages of your net premiums or your monthly deductions by giving instructions to us. These changes will go into effect as of the date we receive the request, and they will affect transactions on and after that date.

TRANSFERS OF POLICY ACCOUNT VALUE AMONG INVESTMENT DIVISIONS

         You may transfer amounts from any variable investment division to any other variable investment division or to the Guaranteed Interest Division. You may make up to four transfers of Policy Account value among variable investment divisions in each policy year without charge. Depending on the overall cost of performing these transactions, we may charge up to $25 for each additional transfer, except that we will impose no charge for a transfer of all amounts in the variable investment divisions to the Guaranteed Interest Division. To make a transfer, give us instructions at our Administrative Office.

         If there is a charge for making a transfer, we will allocate the charge as described under "Deductions And Charges-Allocation of Policy Account Charges," above. All simultaneous transfers included in one transfer request count as one transfer for purposes of any fee.

         A transfer from a variable investment division will take effect as of the business day we receive instructions to make the transfer. The minimum amount we will transfer on any date will be shown on the Policy Information page in each policy and is usually $500. This minimum need not come from any one variable investment division or be transferred to any one variable investment division as long as the total amount transferred that day equals or exceeds the minimum. However, we will transfer the entire amount in any variable investment division even if it is less than the minimum specified in a policy. Note that we will allocate future premiums and deductions to variable investment divisions or the Guaranteed Interest Division in accordance with existing allocations unless you also instruct us to change them.

         Special rules apply to transfers from the Guaranteed Interest Division. See "The Guaranteed Interest Division-Transfers From The Guaranteed Interest Division," below.

BORROWING FROM THE POLICY ACCOUNT

         At any time that a policy has a net cash surrender value, you may borrow money from us using only your policy as security for the loan. The maximum aggregate amount that we will loan is 90% of the cash surrender value of the policy on the business day we receive the request for a loan. Any new loan must be at least the minimum amount shown on the Policy Information page of a policy, usually $500. Any amount that secures a loan remains part of the Policy Account but is assigned to the Guaranteed Interest Division. This loaned amount earns interest at a rate that we expect will be different from the interest rate for unloaned amounts in the Guaranteed Interest Division. See "Federal Tax Considerations-Policy Proceeds," below, with respect to the federal income tax consequences of a loan.

LOAN REQUESTS

         Send requests for loans to us. You may specify how much of the loan should be taken from the unloaned amount, if any, of your Policy Account allocated to the Guaranteed Interest Division and how much should be taken from the amounts allocated to the variable investment divisions. If you request a loan from a variable investment division, we will redeem units sufficient to cover that part of the loan and transfer the amount to the loaned portion of the Guaranteed Interest Division. We determine the amounts in each division as of the day we receive the request for a loan.

         If you do not specify how to allocate a loan, we will allocate it according to your deduction allocation percentages. If we cannot allocate it based on these percentages, we will allocate it based on the proportions of the unloaned amount, if any, of your Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to each variable investment division to the unloaned value of the Policy Account.

POLICY LOAN INTEREST

         Interest on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each policy year. The same rate applies to any outstanding policy loans and any new amounts borrowed during the year. We will notify you of the current rate when you request a loan. We determine loan rates as follows:

         The maximum rate is the greater of:

          -   5-1/2% ; or

          - the "Published Monthly Average" for the calendar month that ends two months before the interest rate is set. The "Published Monthly Average" is the

              Monthly Average Corporates yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investor Services, Inc.

         If this average is no longer published, we will use any successor or the average established by the insurance supervisory official of the jurisdiction in which we delivered the policy.

         We will not charge more than the maximum rate permitted by applicable law. We may also set a rate lower than the maximum.

         Any change in the rate from one year to the next will be at least 1/2 of 1%. The current loan interest rate will only change, therefore, if the Published Monthly Average differs from the previous loan interest rate by at least 1/2 of 1%. We will give advance notice of any increase in the interest rate on any loans outstanding.

WHEN INTEREST IS DUE

         Interest is due on each policy anniversary. If you do not pay interest when it is due, we will add it to the outstanding loan and allocate it based on the deduction allocation percentages for the Policy Account then in effect. This means that we make an additional loan to pay the interest, and transfer amounts from the variable investment divisions and the unloaned portion of the Guaranteed Interest Division to make the loan. If we cannot allocate the interest based on these percentages, we will allocate it as described above for allocating the loan.

REPAYING THE LOAN

         You may repay all or part of a policy loan at any time while the Insured Person is alive and a policy is in force, provided that any loan repayment currently must be at least $100 (unless the amount of the outstanding loan and loan interest is less than $100). While a policy loan is outstanding, we will apply all amounts we receive in respect to that policy as a premium unless you include with the payment written instructions that we should apply it to repayment of the policy loan.

         We will first allocate loan repayments to the Guaranteed Interest Division until the amount of any loans originally allocated to that division is repaid. For example, if you borrowed $500 from the Guaranteed Interest Division and $500 from the VIP Equity-Income Division, we will not allocate repayments to the VIP Equity-Income Division until the $500 borrowed from the Guaranteed Interest Division is repaid. After you have repaid this amount, you may specify how we should allocate subsequent repayments. If you do not give us instructions, we will allocate repayments based on current premium allocation percentages at the time you make the repayment.

THE EFFECTS OF A POLICY LOAN ON THE POLICY ACCOUNT

         A loan against a policy will have a permanent effect on the value of the Policy Account and, therefore, on benefits under the policy, even if you repay it. When we make a loan against a policy, the amount of the loan is set aside in the Guaranteed Interest Division where it earns a declared rate for loaned amounts. The loan amount will not be available for investment in the variable investment divisions or in the unloaned portion of the Guaranteed Interest Division.

         We expect the interest rate credited to loaned amounts in the Guaranteed Interest Division to be different from the rate that applies to unloaned amounts in the Guaranteed Interest Division. The interest rate for loaned amounts in all years in the Guaranteed Interest Division will never be less than 4-1/2%. Currently, (1) for the first ten policy years, it will be 2% less than the interest rate charged on the loan, minus any charge for taxes or reserves for taxes, and (2) after the tenth policy year, (a) the interest rate applied to Preferred Loan amounts (as defined in the following paragraph) in the Guaranteed Interest Division will be equal to the interest rate charged on the loan, minus any charge for taxes or reserves for taxes and (b) the interest rate for other loaned amounts in the Guaranteed Interest Division will be as set forth in clause (1) above. Each month, we add this interest to unloaned amounts of the Policy Account in the Guaranteed Interest Division.

         "Preferred Loans" are policy loans made after the tenth policy year which do not in the aggregate exceed a specified percentage of the cash surrender value. The following table shows the maximum amount eligible for Preferred Loan status for the applicable policy year:


             POLICY YEAR        MAXIMUM AGGREGATE AMOUNT ELIGIBLE FOR
                                PREFERRED LOAN STATUS AS A PERCENTAGE OF
                                THE CASH SURRENDER VALUE

                11                       10%
                12                       20%
                13                       30%
                14                       40%
                15                       50%
                16                       60%
                17                       70%
                18                       80%
                19 and thereafter        90%


         The percentage limits set forth in the table above are cumulative (not per policy year) limits, and are also subject to the overall maximum aggregate amount that will be loaned, which is 90% of the cash surrender value of the policy.

         The impact of a loan on a Policy Account will depend, on one hand, on the investment experience of the variable investment divisions and the rates declared for the unloaned portion of the Guaranteed Interest Division and, on the other hand, the rates declared for the loaned portion of the Guaranteed Interest Division.

         A policy loan may also affect the amount of time that the insurance provided by a policy remains in force. For example, a policy may lapse more quickly when a loan is outstanding because you cannot use the loaned amount to cover monthly charges against the Policy Account. This may have negative tax consequences. If the monthly charges exceed the net cash surrender value of the policy, then the lapse provisions of the policy will apply. Since the policy permits loans up to 90% of the cash surrender value, you may have to pay additional premium payments to keep the policy in force if you borrowed the maximum amount. For more information about these provisions, see "Additional Information About EquiBuilder III-TM- Policies-Lapse of the Policy," below.

WITHDRAWING MONEY FROM THE POLICY ACCOUNT

         After a policy has been in effect for a year, you may request a partial withdrawal of the net cash surrender value by sending us a written request. The withdrawal and any reductions in Face Amount and net cash surrender value will be effective as of the business day we receive the request for them. Any withdrawal is subject to certain conditions. It must:

          -    Be at least $500;

          - Not cause the death benefit to fall below the minimum for which we would issue the policy at the time (see "Policy Account Transactions-The Effects of a Partial Withdrawal," below); and

          - Not cause the policy to fail to qualify as life insurance under applicable law.

         You may specify how much of the withdrawal you want taken from each investment division. If you do not give us instructions, we will make the withdrawal on the basis of the then-current deduction allocation percentages. If we cannot withdraw the amount based on your directions or on the deduction allocation percentages, we will withdraw the amount based on the proportions of the unloaned amount, if any, of the Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to the variable investment divisions to the total unloaned value of the Policy Account. For example, if 50% of a Policy Account were in the Guaranteed Interest Division and 50% were in the Money Market Division and you wanted to withdraw $1,000, we would take $500 from each division.

         When you make a partial withdrawal of net cash surrender value, we assess a current expense charge of $25 or 2% of the amount withdrawn, whichever is less, against the Policy Account. We will allocate this charge equally among the divisions from which the withdrawal was made. If we cannot allocate the charge in this manner, we will allocate it as described under "Deductions And Charges-Allocation of Policy Account Charges," above.

         A partial withdrawal of net cash surrender value reduces the amount in the Policy Account. It also reduces the cash surrender value and the death benefit on a dollar-for-dollar basis. If the death benefit based on a percentage multiple applies, the reduction in death benefit can be greater. See "The Features of EquiBuilder III-TM- Policies-Death Benefits," above.

         If you have death benefit Option A, we will also reduce the Face Amount of the policy so there will be no change in the amount at risk. We will not deduct any pro rata surrender charge in connection with a reduction in Face Amount we make in connection with a partial withdrawal of net cash surrender value. We will send you an endorsement to reflect this change. We may ask you to return the policy to us so that we can make a change. A partial withdrawal will not affect the Face Amount of the policy if death benefit Option B is in effect. See "Federal Tax Considerations-Tax Treatment of Policy Benefits," below, for the tax consequences of a partial withdrawal. A policy loan may be more advantageous if your need for cash is temporary.

SURRENDERING THE POLICY FOR ITS NET CASH SURRENDER VALUE

         During the first ten policy years, the cash surrender value of a policy is the amount in the Policy Account minus the surrender charge described under "Deductions And Charges - Surrender Charge," above. After ten policy years, the cash surrender value and Policy Account are the same. Especially during the initial policy years, the applicable surrender charge may be a substantial portion of the premiums paid.

         You may surrender a policy for its net cash surrender value at any time while the Insured Person is living. You can do this by sending to us the policy and a written request in a form satisfactory to us. The net cash surrender value of the policy equals the cash surrender value minus any outstanding loan and loan interest. We will compute the net cash surrender value as of the business day we receive a request for surrender and the policy, and all insurance coverage under the policy will end on that date. See "Federal Tax Considerations - Tax Treatment of Policy Benefits," below, for the tax consequences of a surrender.

                        THE GUARANTEED INTEREST DIVISION

         You may allocate some or all of your Policy Account to the Guaranteed Interest Division, which is part of our General Account and pays interest at a declared rate guaranteed by us for each policy year. We also guarantee the principal, after charges. The General Account supports our insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Division under the Securities Act of 1933, and we have registered neither the Guaranteed Interest Division nor the General Account as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account, the Guaranteed Interest Division nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not made a review of the disclosures which are included in this Prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws which require statements in a prospectus to be accurate and complete.

AMOUNTS IN THE GUARANTEED INTEREST DIVISION

          You may accumulate amounts in the Guaranteed Interest Division by:

          -    Allocating net premiums and loan repayments;

          -    Transferring amounts from the variable investment divisions; or

          - Earning interest on amounts already allocated to the Guaranteed Interest Division.

         The amount in the Guaranteed Interest Division at any time is the sum of all net premiums and loan repayments and transfers you have allocated to that division and earned interest, plus amounts securing any outstanding policy loans. This amount is reduced by amounts you transfer or withdraw from and charges you allocate to this division.

INTEREST ON AMOUNTS IN THE GUARANTEED INTEREST DIVISION

         We pay a declared interest rate on all amounts in the Guaranteed Interest Division. At policy issuance and prior to each policy anniversary, we declare the rates that will apply to amounts in the Guaranteed Interest Division for the following policy year. We pay different rates on unloaned and loaned amounts in the Guaranteed Interest Division. These annual interest rates will never be less than the minimum guaranteed interest rate of 4-1/2%. Interest is compounded daily at an effective annual rate that equals the declared rate for each policy year.

         At the end of each policy month, we will credit interest to amounts in the Guaranteed Interest Division in the following way:

          - We credit amounts in the Guaranteed Interest Division during the entire policy month with interest from the beginning to the end of the month;

          - We credit amounts added to the Guaranteed Interest Division during the month from net premiums or loan repayments with interest from the date we receive them, except for the initial net premium payment;

          - We credit amounts you transfer to the Guaranteed Interest Division with interest from the date of the transfer to the end of the month; and

          - We credit amounts charged against or withdrawn from the Guaranteed Interest Division with interest from the beginning of the policy month to the date of the charge or withdrawal.

         We allocate interest credited to any loaned amounts in the Guaranteed Interest Division to the unloaned portion of the Guaranteed Interest Division.

TRANSFERS FROM THE GUARANTEED INTEREST DIVISION

         You may request a transfer of unloaned amounts in the Guaranteed Interest Division to one or more of the variable investment divisions. We will make the transfer as of the date we receive a written request for it, BUT WE WILL ONLY PROCESS A TRANSFER OUT OF THE GUARANTEED INVESTMENT DIVISION IF WE RECEIVE IT WITHIN 30 DAYS AFTER A POLICY ANNIVERSARY. The maximum amount that you may transfer is the greater of 25% of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy when we issued it. The smallest amount that you may transfer is the lesser of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy.

       ADDITIONAL INFORMATION ABOUT EQUIBUILDER III-TM- POLICIES

RIGHT TO EXAMINE

         You have a right to examine your policy. If for any reason you are not satisfied with it, you may cancel the policy within the time limits described below by sending it to us with a written request to cancel.

         A request to cancel the policy must be postmarked no later than the latest of the following two dates:

         10 days after you receive your policy; or

         45 days after you sign Part 1 of the policy application.

         If you cancel the policy, we will, within seven days of receipt of the policy and a duly executed, timely notice of cancellation, refund an amount equal to the premiums paid.

         Insurance coverage ends when you send a request for cancellation.

LAPSE

         If the net cash surrender value is insufficient to pay the charges that are made against the Policy Account each month, or if the total of any policy loan plus loan interest exceeds the cash surrender value, we will start procedures to terminate the policy. We will notify you and any assignee shown on our records in writing that the net cash surrender value is insufficient to pay monthly charges or that an outstanding policy loan plus loan interest exceeds the cash surrender value of the policy. In either case, we will notify you that a grace period has begun during which you must pay an additional premium to prevent lapse of the policy, and that you must pay a specified amount of premium that will cover estimated monthly charges for three months, to avoid lapse of the policy. The grace period extends for 61 days beginning on the day we send you notice that it is starting.

         If we receive at least the specified amount before the end of the grace period, we will use the payment to satisfy the overdue charges. We will place any remaining balance in the Policy Account, and will allocate it in the same manner as previous premium payments. We will apply a payment of less than the specified amount we receive before the end of the grace period to overdue charges. This will not prevent lapse of the policy.

         If we do not receive at least the specified payment within the 61 days, the policy will lapse without value. We will withdraw any amount left in the Policy Account and apply this amount to the charges owed us, including any applicable surrender charge.

         If the Insured Person dies during the grace period, we will pay the insurance benefits to the beneficiary, minus any outstanding policy loan and loan interest and overdue charges.

REINSTATEMENT

         You may reinstate your policy within three years after it lapses if:

          -    You provide evidence that the Insured person is still insurable;
               and

          - You send us a premium payment sufficient to keep the policy in force for three months after the date it is reinstated.

         The effective date of the reinstated policy will be the beginning of the policy month which coincides with or follows the date we approve the reinstatement application. Upon reinstatement, we will reduce the maximum surrender charge for the policy by the amount of all surrender charges previously imposed on the policy, and for purposes of determining any future surrender charges on the policy, we will deem the policy to have been in effect since the original Register Date. We will not reinstate previous loans.

POLICY PERIODS, ANNIVERSARIES, DATES AND AGES

         We measure policy years, policy months and policy anniversaries from the Register Date shown on the Policy Information page in the policy. Each policy month begins on the same day in each calendar month as the day of the month of the Register Date. For purposes of receiving Policy Owner requests, we are open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

         The Register Date is the earlier of the issue date or the date of payment. The date of payment will normally be the day we receive a check for the full initial premium. The issue date, shown on the Policy Information page of each policy, is the date we actually issue a policy, and depends on the underwriting and other requirements for issuing a particular policy. Contestability is measured from the issue date, as is the suicide exclusion.

         We will put the initial net premium in the Policy Account as of the date of payment. We will allocate it to the Money Market division of the Separate Account, regardless of your premium allocation percentages, until the first business day 15 days after the issue date. We will allocate any other net premium we receive during that period to the Money Market division. On the first business day 15 days after the issue date, we will reallocate the amount in the Policy Account in accordance with your premium allocation percentages. We first assess charges and deductions under the policy as of the Register Date. See "The Features of EquiBuilder III-TM- Policies-Death Benefits," above, regarding the commencement of insurance coverage.

         The final policy date is the policy anniversary nearest the Insured Person's 95th birthday. The policy ends on that date if the Insured Person is still alive and the maturity benefit is paid.

         Generally, references in this Prospectus to the age of the Insured Person refer to his or her age on the birthday nearest to that particular date.

                           FEDERAL TAX CONSIDERATIONS

INTRODUCTION

         The following summary provides a general description of the Federal income tax considerations associated with the EquiBuilder III-TM- policies and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

         In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that EquiBuilder III-TM- policies issued on the basis of a standard rate class should satisfy the applicable requirements. There is less guidance, however, with respect to EquiBuilder III-TM- policies issued on a substandard basis (I.E., a premium class involving higher than standard mortality risk) and it is not clear whether such EquiBuilder III-TM-policies will in all cases satisfy the applicable requirements. If it is subsequently determined that an EquiBuilder III-TM- policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify an EquiBuilder III-TM- policy in order to do so.

         In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of the EquiBuilder III-TM- policies, such as the flexibility of Policy Owners to allocate premiums and Policy Accounts, have not been explicitly addressed in published rulings. While we believe that the EquiBuilder III-TM- policies do not give Policy Owners investment control over Separate Account assets, we reserve the right to modify the EquiBuilder III-TM- policies as necessary to prevent Policy Owners from being treated as the owners of the Separate Account assets supporting their policies.

         In addition, federal income tax laws (the "Code") require that the investments of the variable investment divisions be "adequately diversified" in order for the EquiBuilder III-TM- policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the investment divisions, through the Funds, will satisfy these diversification requirements.

         The following discussion assumes that the EquiBuilder III-TM-policies will qualify as life insurance contracts for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

         IN GENERAL. We believe that the death benefit under an EquiBuilder III-TM- policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax advisor should be consulted on these consequences.

         Generally, the Policy Owner of an EquiBuilder III-TM- policy will not be deemed to be in constructive receipt of the Policy Account until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "modified endowment contract."

         MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the EquiBuilder III-TM- policies as to premiums and benefits, the individual circumstances of each EquiBuilder III-TM- policy will determine whether it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. A current or prospective Policy Owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a modified endowment contract.

         DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. EquiBuilder III-TM- policies classified as modified endowment contracts are subject to the following tax rules:

         (1) All distributions other than death benefits from a modified endowment contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the policy only after all gain has been distributed.

         (2) Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

         (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary or designated beneficiary.

         DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from EquiBuilder III-TM- policies that are not classified as modified endowment contracts are generally treated first as a recovery of the Policy Owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

         Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences associated with Preferred Loans are less clear and a tax adviser should be consulted about such loans.

         Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

         INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

         POLICY LOANS. In general, interest on a Policy Loan will not be deductible. Before taking out a Policy Loan, you should consult a tax adviser as to the tax consequences.

         MULTIPLE POLICIES. All modified endowment contracts that are issued by us (or our affiliates) to the same Policy Owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.

         OTHER POLICY OWNER TAX MATTERS. Businesses can use the EquiBuilder III-TM- policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing an EquiBuilder III-TM- policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new EquiBuilder III-TM- policy or a change in an existing EquiBuilder III-TM- policy should consult a tax adviser.

         POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the EquiBuilder III-TM- policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the EquiBuilder III-TM- policy.

POSSIBLE CHARGES FOR AMERICAN FRANKLIN'S TAXES

         At the present time, American Franklin makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the variable investment divisions or to the EquiBuilder III-TM- policies. We reserve the right to charge the variable investment divisions for any future taxes or economic burden we may incur.

 ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT AND CASH SURRENDER VALUES, AND
                              ACCUMULATED PREMIUMS


         We intend for the tables below to illustrate how the key financial elements of a policy work. The tables show how death benefits and Policy Account and cash surrender values ("policy benefits") could vary over an extended period of time if the variable investment divisions had constant hypothetical gross annual investment returns of 0%, 4%, 8% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 4%, 8% or 12%, over a period of years but went above or below those figures in individual policy years. The policy benefits will also differ, depending on a particular Policy Owner's premium allocation to each division, if the overall actual rates of return averaged 0%, 4%, 8% or 12%, but went above or below those figures for the individual variable investment divisions. The tables are for male non-tobacco users. We assume that planned premium payments are paid at the beginning of each policy year. The difference between the Policy Account and the cash surrender value in the first ten years is the surrender charge.



         The tables illustrate cost of insurance and expense charges (policy cost factors) at both current rates (which are described under "Deductions and Charges-Deductions from the Policy Account-Cost of Insurance Charge" and "Deductions and Charges-Charges Against the Separate Account," above) and at the maximum rates we guarantee in the policies. The amounts shown illustrate policy benefits on the last day of selected policy years. The illustrations reflect a daily charge against the variable investment divisions. This charge includes a
 .75% annual charge against the variable investment divisions for mortality and expense risks and the effect on each division's investment experience of the charges to the Funds' assets for management (.59% of aggregate average daily net assets is assumed) and direct expenses of the Funds (.13% of aggregate average daily net assets is assumed). The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.47%, on 4% it would be 2.53%, on 8% it would be 6.53% and on 12% it would be 10.53%. Management fees and direct expenses of the Funds vary by Fund and may vary from year to year. During 1998 the aggregate actual charge for management fees and direct expenses incurred by certain Funds as a percentage of average daily net assets exceeded the figures assumed.





         Fidelity Management has voluntarily agreed to use a portion of the brokerage commissions paid by certain Funds to reduce their total expenses. In addition, certain Fidelity Funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Each MFS Fund has an expense offset arrangement which reduces the Fund's custodian fee, and the investment adviser has agreed to bear expenses for MFS Capital Opportunities such that certain expenses shall not exceed a specified percentage of average net assets. Such arrangements, which may be terminated at any time without notice, will increase a Fund's yield.



         The tables reflect a deduction from each premium for taxes (a 2% deduction is assumed) and a sales expense deduction of 5% of each premium paid during any policy year until total premiums for that policy year equal the Target Premium. There are tables for both Death Benefit Option A and Death Benefit Option B and we illustrate each option using current and guaranteed policy cost factors. The current cost tables assume that the monthly administrative charge remains constant at $6. The guaranteed tables assume that the monthly administrative charge is $6 in the first year and $12 thereafter. In each case, we assume deduction of the current additional monthly administrative charge of $24 per month to cover costs of establishing a policy in each of the first 12 policy months. The tables reflect the fact that we currently do not deduct anything for federal or state income taxes. If we deduct charges for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 4%, 8% or 12%. All illustrations assume that no transfers, withdrawals, policy loans, or changes in Face Amount or Death Benefit Option will be made and that no additional benefits are added to the policy.

         The second column of each table shows what would happen if an amount equal to the gross premiums were invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is surrendered in its very early years for payment of its cash surrender value, that cash surrender value will be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a policy for a relatively short time will be high.

         At the request of an applicant for a policy, we will furnish a comparable illustration based on the age and sex of the proposed Insured Person, standard risk assumptions, a stipulated initial Face Amount and proposed premiums. Upon request after issuance we will also provide an illustration of future policy benefits based on both guaranteed and current cost factor assumptions and actual Policy Account value. If you request illustrations more than once in any policy year, we may assess a charge.

                                        TABLE OF CONTENTS FOR ILLUSTRATIONS

INITIAL FACE AMOUNT $200,000 MALE NON-TOBACCO

                                              PREMIUM                     PAGE

Age 40, Option A-Current Charges              $3,000                       42

Age 40, Option A-Guaranteed Charges           $3,000                       42

Age 40, Option B-Current Charges              $3,000                       43

Age 40, Option B-Guaranteed Charges           $3,000                       43



INITIAL FACE AMOUNT $100,000 MALE NON-TOBACCO

                                              PREMIUM                      PAGE

Age 40, Option A-Current Charges              $1,500                       44

Age 40, Option A-Guaranteed Charges           $1,500                       44

Age 40, Option B-Current Charges              $1,500                       45

Age 40, Option B-Guaranteed Charges           $1,500                       45

            EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


INITIAL FACE AMOUNT $200,000             MALE AGE 40 NON-TOBACCO USER                   PLANNED PREMIUM $3,000
DEATH BENEFIT OPTION A                   ASSUMING CURRENT CHARGES

                  Insurance Benefit(2)               Policy Account(2)                  Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
of                Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
Policy   Accumulated
Year     Premiums 0%       4%      8%      12%         0%     4%     8%      12%          0%     4%      8%      12%
         (1)

1         3,150   200,000 200,000 200,000 200,000      2,147  2,246  2,346   2,445        1,512  1,612   1,711   1,811
2         6,458   200,000 200,000 200,000 200,000      4,527  4,819  5,120   5,430        3,622  3,915   4,216   4,525
3         9,930   200,000 200,000 200,000 200,000      6,850  7,436  8,055   8,707        5,710  6,296   6,915   7,567
4        13,577   200,000 200,000 200,000 200,000      9,118 10,099 11,161  12,310        7,978  8,959  10,021  11,170
5        17,406   200,000 200,000 200,000 200,000     11,331 12,807 14,449  16,272       10,191 11,667  13,309  15,132
6        21,426   200,000 200,000 200,000 200,000     13,491 15,565 17,934  20,635       12,351 14,425  16,794  19,495
7        25,647   200,000 200,000 200,000 200,000     15,571 18,345 21,600  25,414       14,659 17,433  20,688  24,502
8        30,080   200,000 200,000 200,000 200,000     17,575 21,151 25,464  30,658       16,891 20,467  24,780  29,974
9        34,734   200,000 200,000 200,000 200,000     19,505 23,986 29,543  36,421       19,049 23,530  29,087  35,965
10       39,620   200,000 200,000 200,000 200,000     21,361 26,851 33,849  42,760       21,133 26,623  33,621  42,532
11       44,751   200,000 200,000 200,000 200,000     23,144 29,747 38,404  49,743       23,144 29,747  38,404  49,743
12       50,139   200,000 200,000 200,000 200,000     24,883 32,703 43,249  57,467       24,883 32,703  43,249  57,467
13       55,796   200,000 200,000 200,000 200,000     26,546 35,690 48,378  65,988       26,546 35,690  48,378  65,988
14       61,736   200,000 200,000 200,000 200,000     28,137 38,712 53,815  75,400       28,137 38,712  53,815  75,400
15       67,972   200,000 200,000 200,000 200,000     29,656 41,772 59,583  85,807       29,656 41,772  59,583  85,807
16       74,521   200,000 200,000 200,000 200,000     31,097 44,864 65,704  97,321       31,097 44,864  65,704  97,321
17       81,397   200,000 200,000 200,000 200,000     32,425 47,959 72,176  110,050      32,425 47,959  72,176  110,050
18       88,617   200,000 200,000 200,000 200,000     33,660 51,075 79,047  124,157      33,660 51,075  79,047  124,157
19       96,198   200,000 200,000 200,000 200,000     34,796 54,209 86,347  139,806      34,796 54,209  86,347  139,806
20       104,158  200,000 200,000 200,000 210,604     35,824 57,355 94,107  157,167      35,824 57,355  94,107  157,167
25       150,340  200,000 200,000 200,000 335,208     38,995 73,073 141,260 274,761      38,995 73,073  141,260 274,761

            EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


INITIAL FACE AMOUNT $200,000             MALE AGE 40 NON-TOBACCO USER                   PLANNED PREMIUM $3,000
DEATH BENEFIT OPTION A                   ASSUMING GUARANTEED CHARGES
                  Insurance Benefit(2)               Policy Account(2)                  Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
of                Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
Policy   Accumulated
Year     Premiums 0%      4%      8%     12%         0%     4%     8%      12%          0%     4%      8%      12%
         (1)
1         3,150   200,000 200,000 200,000 200,000      2,147  2,246  2,346   2,445        1,512  1,612   1,711   1,811
2         6,458   200,000 200,000 200,000 200,000      4,119  4,404  4,696   4,997        3,215  3,499   3,791   4,092
3         9,930   200,000 200,000 200,000 200,000      6,015  6,568  7,153   7,770        4,875  5,428   6,013   6,630
4        13,577   200,000 200,000 200,000 200,000      7,831  8,735  9,718  10,784        6,691  7,595   8,578   9,644
5        17,406   200,000 200,000 200,000 200,000      9,566 10,904 12,398  14,065        8,426  9,764  11,258  12,925
6        21,426   200,000 200,000 200,000 200,000     11,216 13,069 15,197  17,638       10,076 11,929  14,057  16,498
7        25,647   200,000 200,000 200,000 200,000     12,781 15,229 18,123  21,534       11,869 14,317  17,211  20,622
8        30,080   200,000 200,000 200,000 200,000     14,256 17,382 21,181  25,788       13,572 16,698  20,497  25,104
9        34,734   200,000 200,000 200,000 200,000     15,639 19,521 24,377  30,437       15,183 19,065  23,921  29,981
10       39,620   200,000 200,000 200,000 200,000     16,925 21,643 27,718  35,523       16,697 21,415  27,490  35,295
11       44,751   200,000 200,000 200,000 200,000     18,109 23,742 31,211  41,094       18,109 23,742  31,211  41,094
12       50,139   200,000 200,000 200,000 200,000     19,178 25,805 34,856  47,198       19,178 25,805  34,856  47,198
13       55,796   200,000 200,000 200,000 200,000     20,120 27,819 38,655  53,888       20,120 27,819  38,655  53,888
14       61,736   200,000 200,000 200,000 200,000     20,923 29,770 42,611  61,230       20,923 29,770  42,611  61,230
15       67,972   200,000 200,000 200,000 200,000     21,569 31,642 46,725  69,294       21,569 31,642  46,725  69,294
16       74,521   200,000 200,000 200,000 200,000     22,049 33,423 51,006  78,170       22,049 33,423  51,006  78,170
17       81,397   200,000 200,000 200,000 200,000     22,352 35,102 55,464  87,963       22,352 35,102  55,464  87,963
18       88,617   200,000 200,000 200,000 200,000     22,472 36,671 60,116  98,795       22,472 36,671  60,116  98,795
19       96,198   200,000 200,000 200,000 200,000     22,394 38,116 64,975 110,806       22,394 38,116  64,975  110,806
20       104,158  200,000 200,000 200,000 200,000     22,107 39,424 70,060 124,162       22,107 39,424  70,060  124,162
25       150,340  200,000 200,000 200,000 264,527     16,454 42,854 99,388 216,826       16,454 42,854  99,388  216,826

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

            EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


INITIAL FACE AMOUNT $200,000             MALE AGE 40 NON-TOBACCO USER                   PLANNED PREMIUM $3,000
DEATH BENEFIT OPTION B                   ASSUMING CURRENT CHARGES
                  Insurance Benefit(2)               Policy Account(2)                  Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
of                Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
Policy   Accumulated
Year     Premiums 0%      4%      8%     12%         0%     4%       8%       12%         0%     4%      8%      12%
         (1)

1         3,150   202,144 202,243 202,342 202,441      2,144  2,243   2,342    2,441       1,509  1,608   1,707   1,806
2         6,458   204,516 204,808 205,108 205,416      4,516  4,808   5,108    5,416       3,611  3,903   4,203   4,512
3         9,930   206,827 207,411 208,028 208,677      6,827  7,411   8,028    8,677       5,687  6,271   6,888   7,537
4        13,577   209,079 210,054 211,111 212,254      9,079 10,054  11,111   12,254       7,939  8,914   9,971   11,114
5        17,406   211,269 212,736 214,367 216,178     11,269 12,736  14,367   16,178      10,129 11,596  13,227  15,038
6        21,426   213,402 215,459 217,808 220,488     13,402 15,459  17,808   20,488      12,262 14,319  16,668  19,348
7        25,647   215,446 218,192 221,415 225,190     15,446 18,192  21,415   25,190      14,534 17,280  20,503  24,278
8        30,080   217,404 220,937 225,198 230,328     17,404 20,937  25,198   30,328      16,720 20,253  24,514  29,644
9        34,734   219,278 223,696 229,171 235,948     19,278 23,696  29,171   35,948      18,822 23,240  28,715  35,492
10       39,620   221,067 226,465 233,344 242,098     21,067 26,465  33,344   42,098      20,839 26,237  33,116  41,870
11       44,751   222,772 229,245 237,728 248,835     22,772 29,245  37,728   48,835      22,772 29,245  37,728  48,835
12       50,139   224,424 232,068 242,370 256,252     24,424 32,068  42,370   56,252      24,424 32,068  42,370  56,252
13       55,796   225,986 234,895 247,247 264,380     25,986 34,895  47,247   64,380      25,986 34,895  47,247  64,380
14       61,736   227,462 237,728 252,376 273,297     27,462 37,728  52,376   73,297      27,462 37,728  52,376  73,297
15       67,972   228,851 240,567 257,772 283,082     28,851 40,567  57,772   83,082      28,851 40,567  57,772  83,082
16       74,521   230,146 243,402 263,443 293,820     30,146 43,402  63,443   93,820      30,146 43,402  63,443  93,820
17       81,397   231,303 246,187 269,361 305,562     31,303 46,187  69,361  105,562      31,303 46,187  69,361 105,562
18       88,617   232,345 248,943 275,564 318,436     32,345 48,943  75,564  118,436      32,345 48,943  75,564 118,436
19       96,198   233,265 251,660 282,059 332,553     33,265 51,660  82,059  132,553      33,265 51,660  82,059 132,553
20       104,158  234,051 254,322 288,853 348,026     34,051 54,322  88,853  148,026      34,051 54,322  88,853 148,026
25       150,340  235,526 266,223 327,450 447,960     35,526 66,223 127,450  247,960      35,526 66,223 127,450 247,960


          EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


INITIAL FACE AMOUNT $200,000             MALE AGE 40 NON-TOBACCO USER                   PLANNED PREMIUM $3,000
DEATH BENEFIT OPTION B                   ASSUMING GUARANTEED CHARGES
                  Insurance Benefit(2)               Policy Account(2)                  Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
of                Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
Policy   Accumulated
Year     Premiums 0%      4%      8%     12%         0%     4%     8%       12%         0%     4%      8%      12%
         (1)
1         3,150   202,144 202,243 202,342 202,441      2,144  2,243  2,342    2,441       1,509  1,608   1,707   1,806
2         6,458   204,101 204,384 204,675 204,975      4,101  4,384  4,675    4,975       3,196  3,479   3,770   4,070
3         9,930   205,974 206,523 207,103 207,716      5,974  6,523  7,103    7,716       4,834  5,383   5,963   6,576
4        13,577   207,758 208,653 209,625 210,681      7,758  8,653  9,625   10,681       6,618  7,513   8,485   9,541
5        17,406   209,452 210,772 212,246 213,890      9,452 10,772 12,246   13,890       8,312  9,632  11,106  12,750
6        21,426   211,050 212,871 214,963 217,360     11,050 12,871 14,963   17,360       9,910 11,731  13,823  16,220
7        25,647   212,551 214,949 217,781 221,119     12,551 14,949 17,781   21,119      11,639 14,037  16,869  20,207
8        30,080   213,951 216,998 220,700 225,188     13,951 16,998 20,700   25,188      13,267 16,314  20,016  24,504
9        34,734   215,245 219,012 223,721 229,595     15,245 19,012 23,721   29,595      14,789 18,556  23,265  29,139
10       39,620   216,426 220,981 226,842 234,367     16,426 20,981 26,842   34,367      16,198 20,753  26,614  34,139
11       44,751   217,491 222,899 230,063 239,536     17,491 22,899 30,063   39,536      17,491 22,899  30,063  39,536
12       50,139   218,423 224,746 233,372 245,124     18,423 24,746 33,372   45,124      18,423 24,746  33,372  45,124
13       55,796   219,209 226,504 236,759 251,159     19,209 26,504 36,759   51,159      19,209 26,504  36,759  51,159
14       61,736   219,834 228,154 240,212 257,672     19,834 28,154 40,212   57,672      19,834 28,154  40,212  57,672
15       67,972   220,279 229,672 243,712 264,688     20,279 29,672 43,712   64,688      20,279 29,672  43,712  64,688
16       74,521   220,535 231,042 247,250 272,249     20,535 31,042 47,250   72,249      20,535 31,042  47,250  72,249
17       81,397   220,590 232,243 250,812 280,395     20,590 32,243 50,812   80,395      20,590 32,243  50,812  80,395
18       88,617   220,437 233,264 254,392 289,179     20,437 33,264 54,392   89,179      20,437 33,264  54,392  89,179
19       96,198   220,064 234,084 257,973 298,651     20,064 34,084 57,973   98,651      20,064 34,084  57,973  98,651
20      104,158   219,460 234,683 261,542 308,870     19,460 34,683 61,542  108,870      19,460 34,683  61,542 108,870
25      150,340   211,984 232,988 277,915 372,796     11,984 32,988 77,915  172,796      11,984 32,988  77,915 172,796

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

            EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


INITIAL FACE AMOUNT $100,000             MALE AGE 40 NON-TOBACCO USER                   PLANNED PREMIUM $1,500
DEATH BENEFIT OPTION A                   ASSUMING CURRENT CHARGES
                  Insurance Benefit(2)               Policy Account(2)                  Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
of                Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
Policy   Accumulated
Year     Premiums 0%      4%      8%     12%         0%     4%     8%       12%         0%     4%      8%      12%
         (1)
1         1,575   100,000 100,000 100,000 100,000        883    929    974    1,020         566    611     657     702
2         3,229   100,000 100,000 100,000 100,000      2,025  2,158  2,296    2,437       1,573  1,706   1,843   1,984
3         4,965   100,000 100,000 100,000 100,000      3,138  3,407  3,691    3,990       2,568  2,837   3,121   3,420
4         6,788   100,000 100,000 100,000 100,000      4,221  4,674  5,164    5,695       3,651  4,104   4,594   5,125
5         8,703   100,000 100,000 100,000 100,000      5,275  5,960  6,722    7,567       4,705  5,390   6,152   6,997
6        10,713   100,000 100,000 100,000 100,000      6,300  7,266  8,368    9,624       5,730  6,696   7,798   9,054
7        12,824   100,000 100,000 100,000 100,000      7,284  8,578 10,096   11,873       6,828  8,122   9,640  11,417
8        15,040   100,000 100,000 100,000 100,000      8,223  9,895 11,910   14,334       7,881  9,553  11,568  13,992
9        17,367   100,000 100,000 100,000 100,000      9,122 11,220 13,819   17,033       8,894 10,992  13,591  16,805
10       19,810   100,000 100,000 100,000 100,000      9,978 12,550 15,827   19,995       9,864 12,436  15,713  19,881
11       22,376   100,000 100,000 100,000 100,000     10,794 13,889 17,945   23,253      10,794 13,889  17,945  23,253
12       25,069   100,000 100,000 100,000 100,000     11,583 15,250 20,193   26,852      11,583 15,250  20,193  26,852
13       27,898   100,000 100,000 100,000 100,000     12,331 16,618 22,567   30,818      12,331 16,618  22,567  30,818
14       30,868   100,000 100,000 100,000 100,000     13,034 17,993 25,074   35,192      13,034 17,993  25,074  35,192
15       33,986   100,000 100,000 100,000 100,000     13,697 19,377 27,729   40,026      13,697 19,377  27,729  40,026
16       37,261   100,000 100,000 100,000 100,000     14,331 20,782 30,553   45,382      14,331 20,782  30,553  45,382
17       40,699   100,000 100,000 100,000 100,000     14,923 22,197 33,549   51,313      14,923 22,197  33,549  51,313
18       44,309   100,000 100,000 100,000 100,000     15,465 23,614 36,724   57,883      15,465 23,614  36,724  57,883
19       48,099   100,000 100,000 100,000 100,000     15,953 25,033 40,092   65,170      15,953 25,033  40,092  65,170
20       52,079   100,000 100,000 100,000 100,000     16,382 26,447 43,666   73,262      16,382 26,447  43,666  73,262
25       75,170   100,000 100,000 100,000 156,542     17,440 33,328 65,276  128,313      17,440 33,328  65,276 128,313


            EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


INITIAL FACE AMOUNT $100,000             MALE AGE 40 NON-TOBACCO USER                   PLANNED PREMIUM $1,500
DEATH BENEFIT OPTION A                   ASSUMING GUARANTEED CHARGES
                  Insurance Benefit(2)               Policy Account(2)                  Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
of                Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
Policy   Accumulated
Year     Premiums 0%      4%      8%     12%         0%     4%     8%       12%         0%     4%      8%      12%
         (1)
1         1,575   100,000 100,000 100,000 100,000       883     929    974    1,020        566    611     657     702
2         3,229   100,000 100,000 100,000 100,000     1,800   1,929  2,061    2,198      1,348  1,476   1,609   1,745
3         4,965   100,000 100,000 100,000 100,000     2,679   2,930  3,195    3,475      2,109  2,360   2,625   2,905
4         6,788   100,000 100,000 100,000 100,000     3,519   3,930  4,376    4,861      2,949  3,360   3,806   4,291
5         8,703   100,000 100,000 100,000 100,000     4,319   4,928  5,608    6,367      3,749  4,358   5,038   5,797
6        10,713   100,000 100,000 100,000 100,000     5,077   5,922  6,892    8,003      4,507  5,352   6,322   7,433
7        12,824   100,000 100,000 100,000 100,000     5,793   6,910  8,230    9,785      5,337  6,454   7,774   9,329
8        15,040   100,000 100,000 100,000 100,000     6,465   7,892  9,625   11,726      6,123  7,550   9,283  11,384
9        17,367   100,000 100,000 100,000 100,000     7,091   8,863 11,079   13,844      6,863  8,635  10,851  13,616
10       19,810   100,000 100,000 100,000 100,000     7,668   9,822 12,595   16,157      7,554  9,708  12,481  16,043
11       22,376   100,000 100,000 100,000 100,000     8,195  10,767 14,175   18,686      8,195 10,767  14,175  18,686
12       25,069   100,000 100,000 100,000 100,000     8,665  11,689 15,818   21,450      8,665 11,689  15,818  21,450
13       27,898   100,000 100,000 100,000 100,000     9,070  12,581 17,524   24,473      9,070 12,581  17,524  24,473
14       30,868   100,000 100,000 100,000 100,000     9,406  13,438 19,293   27,783      9,406 13,438  19,293  27,783
15       33,986   100,000 100,000 100,000 100,000     9,663  14,250 21,123   31,411      9,663 14,250  21,123  31,411
16       37,261   100,000 100,000 100,000 100,000     9,836  15,011 23,017   35,394      9,836 15,011  23,017  35,394
17       40,699   100,000 100,000 100,000 100,000     9,919  15,713 24,978   39,778      9,919 15,713  24,978  39,778
18       44,309   100,000 100,000 100,000 100,000     9,910  16,354 27,012   44,616      9,910 16,354  27,012  44,616
19       48,099   100,000 100,000 100,000 100,000     9,801  16,925 29,124   49,969      9,801 16,925  29,124  49,969
20       52,079   100,000 100,000 100,000 100,000     9,585  17,419 31,318   55,908      9,585 17,419  31,318  55,908
25       75,170   100,000 100,000 100,000 118,840     6,358  18,157 43,629   97,410      6,358 18,157  43,629  97,410


(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

            EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


INITIAL FACE AMOUNT $100,000             MALE AGE 40 NON-TOBACCO USER                   PLANNED PREMIUM $1,500
DEATH BENEFIT OPTION B                   ASSUMING CURRENT CHARGES
                  Insurance Benefit(2)               Policy Account(2)                  Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
of                Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
Policy   Accumulated
Year     Premiums 0%      4%      8%     12%         0%     4%     8%       12%         0%     4%      8%      12%
         (1)
1         1,575   100,881 100,927 100,972 101,018        881    927    972    1,018         564    609     655     700
2         3,229   102,020 102,153 102,289 102,430      2,020  2,153  2,289    2,430       1,567  1,700   1,837   1,978
3         4,965   103,126 103,394 103,677 103,975      3,126  3,394  3,677    3,975       2,556  2,824   3,107   3,405
4         6,788   104,201 104,651 105,139 105,666      4,201  4,651  5,139    5,666       3,631  4,081   4,569   5,096
5         8,703   105,243 105,924 106,680 107,519      5,243  5,924  6,680    7,519       4,673  5,354   6,110   6,949
6        10,713   106,254 107,211 108,303 109,548      6,254  7,211  8,303    9,548       5,684  6,641   7,733   8,978
7        12,824   107,218 108,499 110,000 111,757      7,218  8,499 10,000   11,757       6,762  8,043   9,544  11,301
8        15,040   108,133 109,783 111,771 114,162      8,133  9,783 11,771   14,162       7,791  9,441  11,429  13,820
9        17,367   109,002 111,067 113,624 116,785      9,002 11,067 13,624   16,785       8,774 10,839  13,396  16,557
10       19,810   109,821 112,346 115,559 119,645      9,821 12,346 15,559   19,645       9,707 12,232  15,445  19,531
11       22,376   110,595 113,622 117,586 122,771     10,595 13,622 17,586   22,771      10,595 13,622  17,586  22,771
12       25,069   111,337 114,910 119,723 126,203     11,337 14,910 19,723   26,203      11,337 14,910  19,723  26,203
13       27,898   112,029 116,191 121,960 129,957     12,029 16,191 21,960   29,957      12,029 16,191  21,960  29,957
14       30,868   112,670 117,462 124,299 134,061     12,670 17,462 24,299   34,061      12,670 17,462  24,299  34,061
15       33,986   113,261 118,725 126,750 138,555     13,261 18,725 26,750   38,555      13,261 18,725  26,750  38,555
16       37,261   113,818 119,993 129,334 143,495     13,818 19,993 29,334   43,495      13,818 19,993  29,334  43,495
17       40,699   114,323 121,249 132,042 148,909     14,323 21,249 32,042   48,909      14,323 21,249  32,042  48,909
18       44,309   114,768 122,482 134,870 154,836     14,768 22,482 34,870   54,836      14,768 22,482  34,870  54,836
19       48,099   115,148 123,687 137,822 161,325     15,148 23,687 37,822   61,325      15,148 23,687  37,822  61,325
20       52,079   115,454 124,853 140,897 168,426     15,454 24,853 40,897   68,426      15,454 24,853  40,897  68,426
25       75,170   115,668 129,796 158,112 214,332     15,668 29,796 58,112  114,332      15,668 29,796  58,112 114,332

            EQUIBUILDER III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


INITIAL FACE AMOUNT $100,000             MALE AGE 40 NON-TOBACCO USER                   PLANNED PREMIUM $1,500
DEATH BENEFIT OPTION B                   ASSUMING GUARANTEED CHARGES
                  Insurance Benefit(2)               Policy Account(2)                  Cash Surrender Value(2)
Last Day          Assuming Hypothetical Gross        Assuming Hypothetical Gross        Assuming Hypothetical Gross
of                Annual Investment Return of        Annual Investment Return of        Annual Investment Return of
Policy   Accumulated
Year     Premiums 0%      4%      8%     12%         0%     4%     8%       12%         0%     4%      8%      12%
         (1)
1         1,575   100,881 100,927 100,972 101,018       881     927    972    1,018        564    609     655     700
2         3,229   101,791 101,919 102,051 102,187     1,791   1,919  2,051    2,187      1,339   1,467  1,599   1,735
3         4,965   102,660 102,909 103,172 103,450     2,660   2,909  3,172    3,450      2,090   2,339  2,602   2,880
4         6,788   103,486 103,892 104,334 104,813     3,486   3,892  4,334    4,813      2,916   3,322  3,764   4,243
5         8,703   104,267 104,868 105,538 106,286     4,267   4,868  5,538    6,286      3,697   4,298  4,968   5,716
6        10,713   105,001 105,831 106,784 107,876     5,001   5,831  6,784    7,876      4,431   5,261  6,214   7,306
7        12,824   105,688 106,782 108,073 109,595     5,688   6,782  8,073    9,595      5,232   6,326  7,617   9,139
8        15,040   106,325 107,716 109,405 111,452     6,325   7,716  9,405   11,452      5,983   7,374  9,063  11,110
9        17,367   106,910 108,630 110,779 113,459     6,910   8,630 10,779   13,459      6,682   8,402 10,551  13,231
10       19,810   107,440 109,520 112,194 115,628     7,440   9,520 12,194   15,628      7,326   9,406 12,080  15,514
11       22,376   107,912 110,381 113,650 117,973     7,912  10,381 13,650   17,973      7,912  10,381 13,650  17,973
12       25,069   108,319 111,205 115,140 120,502     8,319  11,205 15,140   20,502      8,319  11,205 15,140  20,502
13       27,898   108,654 111,981 116,658 123,227     8,654  11,981 16,658   23,227      8,654  11,981 16,658  23,227
14       30,868   108,909 112,701 118,198 126,159     8,909  12,701 18,198   26,159      8,909  12,701 18,198  26,159
15       33,986   109,075 113,352 119,749 129,309     9,075  13,352 19,749   29,309      9,075  13,352 19,749  29,309
16       37,261   109,147 113,926 121,306 132,694     9,147  13,926 21,306   32,694      9,147  13,926 21,306  32,694
17       40,699   109,119 114,413 122,861 136,330     9,119  14,413 22,861   36,330      9,119  14,413 22,861  36,330
18       44,309   108,989 114,808 124,410 140,238     8,989  14,808 24,410   40,238      8,989  14,808 24,410  40,238
19       48,099   108,749 115,099 125,944 144,440     8,749  15,099 25,944   44,440      8,749  15,099 25,944  44,440
20       52,079   108,395 115,276 127,455 148,959     8,395  15,276 27,455   48,959      8,395  15,276 27,455  48,959
25       75,170   104,405 113,770 133,983 176,938     4,405  13,770 33,983   76,938      4,405  13,770 33,983  76,938

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefits and Policy Account and cash surrender values will differ if you pay premiums in different amounts or frequencies. ThE hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and cash surrender values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and cash surrender values for a policy would also be different from those shown, depending on investment allocations to the variable investment divisions and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. WE cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             ADDITIONAL INFORMATION

                         VOTING RIGHTS OF A POLICY OWNER

VOTING PRIVILEGES

         We invest the variable investment divisions' assets in shares of the Funds. We are the legal owner of the shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may:

         vote to elect the Boards of Trustees of the Funds;

         vote to ratify the selection of independent auditors for the Funds; and

         vote on issues described in the Fund's current prospectus or requiring a vote by shareholders under the Investment Company Act of 1940.

         Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your account value. We vote the shares in accordance with your instructions at meetings of investment portfolio shareholders. We vote any portfolio shares that are not attributable to policies, and any investment portfolio shares where the owner does not give us instructions, the same way we vote where we did receive owner instructions.

         We reserve the right to vote investment portfolio shares without getting instructions from policy owners if the federal securities laws, regulations, or their interpretations change to allow this.

         You may only instruct us on matters relating to the investment portfolios corresponding to divisions where you have invested assets as of the record date set by the investment portfolio's Board for the portfolio's shareholders meeting. We determine the number of investment portfolio shares in each division that we attribute to your policy by dividing your account value allocated to that division by the net asset value of one share of the matching investment portfolio.

         We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

         All investment portfolio shares have the right to one vote. The votes of all investment portfolios are cast together on a collective basis, except on issues where the interests of the portfolios differ. In these cases, voting is done on a portfolio-by-portfolio basis.

         Examples of issues that require a portfolio-by-portfolio vote are:

         - changes in the fundamental investment policy of a particular investment portfolio; or

         -        approval of an investment advisory agreement.

         MATERIAL CONFLICTS

         We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, American Franklin, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

         -        state insurance law or federal income tax law changes;

         -        investment management of an investment portfolio changes; or

         - voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

         The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

         If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect policy owners. This could mean delays or interruptions of the variable operations.

         When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

         Under the Investment Company Act of 1940, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable divisions. We cast votes credited to amounts in the variable divisions not credited to policies in the same proportion as votes cast by owners.

                            REPORTS TO POLICY OWNERS

         After the end of each policy year, we will send you a report that shows the current death benefit for your policy, the value of your Policy Account, information about the variable investment divisions, the cash surrender value of your policy, the amount of any outstanding policy loans, the amount of any interest you owe on the loan and information about the current loan interest rate. The annual report will also show any transactions involving your Policy Account that occurred during the year. Transactions include premium allocations, deductions, and any transfers or withdrawals that you made in that year. We will also send you semi-annual reports with financial information on the Separate Account and the Funds, including a list of the investments held by each portfolio. We will also include in reports any information required by state law.

         We will send you notices of transfers of amounts between variable investment divisions and certain other policy transactions.

            LIMITS ON AMERICAN FRANKLIN'S RIGHT TO CHALLENGE A POLICY

         We can challenge the validity of an insurance policy (based on material misstatements in the application or, with respect to any policy change, in the application for the change) if it appears that the Insured Person is not actually covered by the policy under our rules. However, there are some limits on how and when we can challenge the policy.

         Except on the basis of fraud, we cannot challenge the policy after it has been in effect, during the Insured Person's lifetime, for two years from the date the policy was issued or reinstated. (Some states may require this time to be measured in some other way.)

         Except on the basis of fraud, we cannot challenge any policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured Person's lifetime.

         We can challenge at any time an additional benefit that provides benefits to the Insured Person in the event that the Insured Person becomes totally disabled. We can also require proof of continuing disability.

         If the Insured Person dies within the time that the validity of the policy may be challenged, we may delay payment until we decide whether to challenge the policy.

         If the Insured Person's age or sex is misstated on any application, we can provide the death benefit and any additional benefits that would have been purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured Person's correct age and sex.

         If the Insured Person commits suicide within two years after the date on which the policy was issued or reinstated, we will limit the death benefit to the total of all premiums that you paid to the time of death minus the amount of any outstanding policy loan and loan interest and minus any partial withdrawals of net cash surrender value. If the Insured Person commits suicide within two years after the effective date of an increase in death benefit that you requested, we will pay the death benefit which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (including the expense charge). (Some states require this time to be measured by some other date.)

                                 PAYMENT OPTIONS

         We can pay policy benefits or other payments, such as the net cash surrender value or death benefit, immediately in one sum, or in another form of payment described below. Payments under these options do not depend on the investment experience of any variable investment division. Instead, interest accrues pursuant to the options chosen. (Such interest will be appropriately includable in federal gross income of the beneficiary). If you do not arrange for a specific form of payment before the Insured Person dies, the beneficiary will have the choice. However, if you make an arrangement for payment of the money, the beneficiary cannot change that choice after the Insured Person dies. Payment Options will also be subject to our rules at the time of selection. Currently, you can pick these alternate payment options only if the proceeds applied are $1,000 or more and any periodic payment will be at least $20.

         The following payment options are generally available:

         INCOME PAYMENTS FOR A FIXED PERIOD: We will pay the amount applied in equal installments (including applicable interest) for a specific number of years, for up to 30 years.

         LIFE INCOME WITH PAYMENTS GUARANTEED FOR A FIXED TERM OF YEARS: We will pay the money at agreed intervals as a definite number of equal payments and as long thereafter as the payee lives. You (or the beneficiary in some cases) may choose any one of four definite periods:
         5, 10, 15 or 20 years.

         PROCEEDS AT INTEREST: The money will stay on deposit with us while the payee is alive. Interest will accrue on the money at a declared interest rate, and interest will be paid at agreed-upon intervals.

         FIXED AMOUNT: We will pay the sum in installments in a specified amount. Installments will be paid until the original amount, together with any interest, has been exhausted.

         We guarantee interest under the foregoing options at the rate of 3% a year.

         We may also pay or credit excess interest on the options from time to time. We will determine the rate and manner of payment or crediting. Under the second option we will pay no excess interest on the part of the proceeds used to provide payments beyond the fixed term of years.

         The beneficiary or any other person who is entitled to receive payment may name a successor to receive any amount that would otherwise be paid to that person's estate if that person died. No successor may be named if a payment option chosen is contingent on the life of a beneficiary. The person who is entitled to receive payment may change the successor at any time.

         We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes rules on the minimum amount payable under an option, minimum amounts for installment payments, withdrawal or commutation rights (rights to cancel an arrangement involving payments over time in return for a lump sum payment), the naming of people who are entitled to receive payment and their successors and the ways of proving age and survival.

         You may change your choice of a payment option (and may make later changes) and that change will take effect in the same way as it would if a beneficiary were being changed. (See "The Beneficiary," below). Any amounts we pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

                                 THE BENEFICIARY

         You must name a beneficiary when you apply for a policy. The beneficiary is entitled to the insurance benefits of the policy. You may change the beneficiary during the Insured Person's lifetime by sending us written notice satisfactory to us. The change will take effect on the date the notice is signed. However, the change will be subject to all payments made and actions we took under the Policy before we received the notice. Changing the beneficiary will cancel any previous arrangement made as to a payment option for benefits. You can pick a payment option for the new beneficiary.

         At the time of the Insured Person's death, we will pay the benefit equally to the primary beneficiaries, or, if no primary beneficiaries are living, the first contingent beneficiaries (if any), or, if no primary or first contingent beneficiaries are living, the second contingent beneficiaries (if any). If no beneficiary is living when the Insured Person dies, we will pay the death benefit to you or to your executors or administrators.

                             ASSIGNMENT OF A POLICY

         You may assign your rights in a policy to someone else as collateral for a loan or for some other reason. In order to do so you must send a copy of the assignment to us. We are not responsible for any payment made or any action taken before we have received notice of the assignment (or of termination of the assignment) or for the validity of the assignment. An absolute assignment is a change of ownership. The federal income tax treatment of a policy that has been assigned for valuable consideration may be different from the federal income tax treatment we described in this Prospectus.

EMPLOYEE BENEFIT PLANS

         Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of EquiBuilder III-TM- policies in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

         We did not design the EquiBuilder III-TM- policies for use in connection with qualified plans or trusts under federal tax laws.

                               PAYMENT OF PROCEEDS

         We will pay any death benefits, net cash surrender value or loan proceeds within seven days after we receive the required form or request (and other documents that may be required) at our Administrative Office. We determine death benefits as of the date of death of the Insured Person. Subsequent changes in the unit values of the variable investment divisions will not affect death benefits. We will pay interest covering the period from the date of death to the date of payment.

         We may delay payment for one or more of the following reasons:

         We contest the policy, or we are deciding whether or not to contest the policy;

         We cannot determine the amount of the payment because the New York Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the Securities and Exchange Commission has declared that an emergency exists; or

         The Securities and Exchange Commission by order permits us to delay payment to protect the Policy Owners.

         We may defer payment of any net cash surrender value or loan amount from the Guaranteed Interest Division for up to six months after receipt of a request. We will pay interest of at least 3% a year from the date we receive a request for withdrawal of net cash surrender value if payment from the Guaranteed Interest Division is delayed more than 30 days.

                                    DIVIDENDS

         We pay no dividends on the policies offered by this Prospectus.

DISTRIBUTION OF THE POLICIES



         Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a wholly-owned subsidiary of The Franklin Life Insurance Company, is the principal underwriter of the EquiBuilder III-TM- policies for the Separate Account under a Sales Agreement between Franklin Financial and the Separate Account. Franklin Financial also acts as principal underwriter for Separate Account VUL of American Franklin, which is a registered investment company issuing interests in variable life insurance contracts having policy features that are similar to those of EquiBuilder III policies but the assets of which are invested in a different open-end management investment company. We no longer offer new policies having an interest in that separate account. Franklin Financial is also the principal underwriter of American Franklin's EquiBuilder II variable life insurance policies under which interests in the Separate Account are issued. The EquiBuilder II policies have a policy features that are similar to those of the EquiBuilder III policies but have a different sales charge structure. We no longer offer new EquiBuilder II policies.



         Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities and Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

         We sell our policies primarily through our insurance agents or brokers, who are authorized by law to sell variable life insurance. Pursuant to an agreement between us and Franklin Financial, Franklin Financial will employ and supervise agents chosen by us to sell the policies and will use its best efforts to qualify such persons as its registered representatives. The policies may also be sold by persons who are registered representatives of other registered broker-dealers who are members of the National Association of Securities Dealers, Inc., and with whom Franklin Financial may enter into a selling agreement.



         Registered representatives of Franklin Financial earn commissions on policy sales of up to 90% of premiums paid during the first policy year. For policies issued on or after October 8, 1997, annual trail commissions are earned at an annual rate of 0.25% on the amount in the Policy Account that is in the Separate Account. Commissions paid on policies issued under Separate Accounts VUL and VUL-2 of American Franklin during the year 1998 were $22,024,072.


                             ADMINISTRATIVE SERVICES

         While we are primarily responsible for administering the Policies, American General Life Companies ("AGLC") has agreed (under a services agreement among American General Corporation and almost all of its subsidiaries) to provide the following administrative services in connection with the Policies:
(1) the purchase and redemption of shares of the Funds and (2) the determination of unit values for each variable investment division. We and AGLC are parties to the services agreement. Pursuant to such agreement, we reimburse AGLC for the costs and expenses which AGLC incurs in providing such administrative services in connection with the Policies, but neither we nor AGLC incur a loss or realizes a profit by reason thereof.

                                STATE REGULATION

         As a life insurance company organized and operated under Illinois law, we are subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. We file an annual statement with the Director on or before March 1 of each year covering our operations for the preceding year and our financial condition on December 31 of such year. Our books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and the National Association of Insurance Commissioners ("NAIC") periodically conducts a full examination of our operations. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

         We are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of those states apply the law of Illinois in determining our permissible investments.

                                    YEAR 2000

         INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are being undertaken by its key business units with centralized oversight. Each business unit, including American Franklin, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.



         While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of our information technology and non-information technology systems; (2) assess which items in the inventory may expose us to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of our critical systems were Year 2000 ready and had been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.




         THIRD PARTY RELATIONSHIPS. We have relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which we exchange information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that we exercise less, or no, control over Year 2000 readiness. We have developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC had identified and assessed approximately 700 critical third party dependencies, including those relating to American Franklin. A more detailed evaluation was completed during the first quarter 1999 as part of our contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, our testing activities will extend through 1999.




         CONTINGENCY PLANS. American Franklin and its affiliates have commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk;
(2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the application action plans. We are currently developing contingency plans and expect to substantially complete all contingency planning activities during the second quarter of 1999.




         RISKS AND UNCERTAINTIES. Based on our plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, we believe that we will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the size and complexity of this project, risks and uncertainties exist, and we cannot predict a most reasonably likely worst case scenario. If conversion of our internal systems is not completed on a timely basis (due to non-performance by significant third-party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing our plans) or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on our operations following the turn of the century.




         COSTS. Through December 31, 1998, American Franklin has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on our results of operations or financial condition. In addition, we have elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are not passed to divisions of the Separate Account.


                                  LEGAL MATTERS

         Sutherland Asbill & Brennan LLP of Washington, D.C. has provided certain advice on matters relating to the federal securities laws.

                                LEGAL PROCEEDINGS

         In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance and sales practices, and a number of these lawsuits have resulted in substantial settlements. American Franklin is a defendant in such purported class action lawsuits filed since 1996, asserting claims related to pricing and sales practices. On December 16, 1998, AGC announced that certain of its life insurance subsidiaries had entered into agreements to resolve the market conduct class action lawsuits. The settlements are not final until approval by the courts and until the respective time periods for filing appeals have been finally resolved. If court approvals are obtained and appeals are not taken, it is expected the settlements will be final in the third quarter of 1999. The proposed settlements will not have a material impact on American Franklin's financial condition or business operations.



         American Franklin is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, American Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.


                                     EXPERTS

         The statement of net assets as of December 31, 1998 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon. The financial statements of American Franklin at December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 have been audited by Ernst & Young LLP, independent auditors, as set forth in their report. Such financial statements referred to above are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         Actuarial matters in this Prospectus have been examined by Robert M. Beuerlein, who is Senior Vice President-Actuarial/Financial of American Franklin. His opinion on actuarial matters is filed as an exhibit to the Registration Statement relating to the policies filed with the SEC.

                             REGISTRATION STATEMENT

         We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Read them for further information on American Franklin, the Separate Account and the policies. Statements in this Prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of their terms, refer to those instruments as we filed them.

OTHER POLICIES AND CONTRACTS



         We may offer, under other prospectuses, other variable life policies or variable annuity contracts having interests in the Separate Account and containing terms and conditions different from those of the policies offered hereby. Interests in the Separate Account are also issued under our EquiBuilder II-TM- variable life insurance policies, which have policy features that are similar to those of EquiBuilder III-TM- policies but which have a different sales charge structure. We no longer offer new EquiBuilder II policies.



                                   MANAGEMENT

         The following persons hold the positions designated with respect to American Franklin. The table also shows their principal occupations during the past five years and any positions held with The Franklin Life Insurance Company ("The Franklin") and Franklin Financial.




                                  Principal Occupations                          Position Held With American
Name                              During Past 5 Years                            Franklin and Franklin Financial
----                              -------------------                            -------------------------------

Robert M. Beuerlein             Senior Vice                                      Director, Senior Vice
                                President-Actuarial/Financial and                President-Actuarial/Financial and
                                Treasurer, The Franklin, since December          Treasurer, American Franklin.
                                of 1998; Senior Vice
                                President-Actuarial, The Franklin, prior
                                thereto; Director, The Franklin.

Pauletta P. Cohn**              Secretary, The Franklin, since July 21,          Secretary, American Franklin; Assistant
                                1998; Associate General Counsel and              Secretary, Franklin Financial.
                                Secretary, American General Life
                                Companies, Houston, Texas, since July
                                21, 1998; Senior Attorney, American
                                General Corporation from 1993 to 1998.

Brady W. Creel                  Senior Vice President, Chief Marketing           Director, Senior Vice President and
                                Officer and Director, The Franklin since         Chief Marketing Officer, American Franklin
                                September 3, 1996; Regional Manger, The
                                Franklin, prior to September, 1996.


                                  Principal Occupations                          Position Held With American
Name                              During Past 5 Years                            Franklin and Franklin Financial
----                              -------------------                            -------------------------------


Barbara Fossum                  Senior Vice President, The Franklin,             Senior Vice President, American Franklin.
                                since March 20, 1998; Vice President,
                                The Franklin, from June, 1995, to March
                                20, 1998; Vice President, American
                                General Life Insurance Company, Houston,
                                Texas, prior to June, 1995.

Ross D. Friend**                Senior Vice President and Chief                  Senior Vice President and Chief
                                Compliance Officer, The Franklin, since          Compliance Officer, American Franklin
                                December of 1998; Senior Vice President          and Franklin Financial.
                                and Chief Compliance Officer, American
                                General Life Companies, Houston, Texas,
                                since December of 1998; Senior Vice
                                President and General Counsel, The
                                Franklin, from September,1996 to December,
                                1998; Attorney-In-Charge, Prudential Life
                                Insurance Company, Jacksonville, Florida,
                                from July, 1995 to September, 1996; Chief
                                Legal Officer, Confederation Life
                                Insurance Company, Atlanta, Georgia, prior
                                to July, 1995.

Rodney O. Martin, Jr.**         Chairman, President and Chief Executive          Director and Senior Chairman, American
                                Officer, American General Life                   Franklin.
                                Companies, Houston, Texas, since
                                December of 1998; President and Chief
                                Executive Officer, American General Life
                                Insurance Company, Houston, Texas, August,
                                1996 to December of 1998; President,
                                American General Life Insurance Company of
                                New York, Syracuse, New York, from November,
                                1995 to August, 1996; Vice President,
                                Connecticut Mutual Life Insurance Company,
                                Hartford, Connecticut, prior to November,
                                1995.


                                  Principal Occupations                          Position Held With American
Name                              During Past 5 Years                            Franklin and Franklin Financial
----                              -------------------                            -------------------------------


Jon P. Newton*                  Director and Vice Chairman, The                  Director and Vice Chairman, American
                                Franklin, since January 31, 1996; Vice           Franklin.
                                Chairman, American General Corporation,
                                Houston, Texas since April, 1997; Vice
                                Chairman and General Counsel, American
                                General Corporation, from October, 1995
                                to April, 1997; Senior Vice President
                                and General Counsel, American General
                                Corporation, prior to October, 1995.

Michael M. Nicholson            Director and President, The Franklin,            Director and President, American Franklin
                                since August, 1998; Senior Vice
                                President, General American Life
                                Insurance Company, from January, 1994 to
                                August, 1998; self-employed insurance
                                agent prior to January, 1994.

Gary D. Reddick**               Executive Vice President, American               Vice Chairman and Director, American
                                General Life Companies, Houston, Texas,          Franklin; Director and Vice Chairman,
                                since December, 1998; Director, The              Franklin Financial.
                                Franklin, since February, 1995; Vice
                                Chairman, The Franklin, since July 1,
                                1997; Executive Vice President, The
                                Franklin, from February, 1995 to July 1,
                                1997; Senior Vice President, American
                                General Corporation, Houston, Texas
                                prior to February, 1995; Senior Vice
                                President, American General Life
                                Insurance Company, Houston, Texas, prior
                                to October, 1994.


                                  Principal Occupations                          Position Held With American
Name                              During Past 5 Years                            Franklin and Franklin Financial
----                              -------------------                            -------------------------------


Richard W. Scott*               Executive Vice President and Chief               Vice President and Chief Investment
                                Investment Officer, American General             Officer, American Franklin.
                                Corporation, Houston, Texas, since
                                February, 1998; Vice Chairman and Chief
                                Investment Officer, Western National
                                Corporation, Houston, Texas, from
                                February, 1997 to February, 1998; Vice
                                Chairman, Chief Investment Officer and
                                General Counsel, Western National
                                Corporation, from July, 1996 to
                                February, 1997; Executive Vice
                                President, General Counsel and Chief
                                Investment Officer, Western National
                                Corporation, from May, 1995 to July,
                                1996; Executive Vice President and
                                General Counsel, Western National
                                Corporation, from February, 1994 to May,
                                1995; Partner, Vinson & Elkins LLP,
                                Houston, Texas, prior to February, 1994.


                                  Principal Occupations                          Position Held With American
Name                              During Past 5 Years                            Franklin and Franklin Financial
----                              -------------------                            -------------------------------



William A. Simpson              Director and Chief Executive Officer,            Director and Chief Executive Officer,
                                The Franklin, since September 5, 1997;           American Franklin; Director, Franklin
                                President, The Franklin, from September,         Financial.
                                1997 to August, 1998; President and
                                Chief Executive Officer, The Old Line
                                Life Insurance Company of America,
                                Milwaukee, Wisconsin from May 1, 1990 to
                                September 8, 1997; President-Life
                                Insurance Division, USLIFE Corporation,
                                New York, New York from February, 1996
                                to May, 1996; President and Chief
                                Executive Officer, USLIFE Corporation
                                from January, 1995 to February, 1996;
                                Vice Chairman and Chief Executive
                                Officer, All American Life Insurance
                                Company, Chicago, Illinois from October
                                25, 1994 to May 1, 1995; President and
                                Chief Executive Officer, All American
                                Life Insurance Company, from April 16,
                                1990 to October 25, 1994.

T. Clayton Spires               Director, Corporate Tax, The Franklin,           Director, Corporate Tax, American
                                since February 3, 1997; Assistant Vice           Franklin.
                                President and Tax Manager, First Colony
                                Life, Lynchburg, Virginia, prior to
                                February, 1997.

Christian D. Weiss              Controller, The Franklin, since June,            Director-Controller, American Franklin.
                                1997;  Assistant Controller, ReliaStar
                                Financial Corp., Arlington, Virginia,
                                from January, 1994 to June, 1997;
                                Senior Manager,Ernst & Young LLP,
                                Richmond, Virginia, prior to January,
                                1994.

Diane S. Workman                Vice President Administration, American          Vice President-Administration, American
                                Franklin.                                        Franklin.

-------------------
         The principal business address of each individual with an asterisk next to his name is 2929 Allen Parkway, Houston, Texas 77019. The principal business address of each individual with two asterisks next to his name is 2727-A Allen Parkway, Houston, Texas 77019. The principal business address of each other individual is in care of The Franklin Life Insurance Company, #1 Franklin

                                                                      Appendix A
                                                                      ----------

                          Index To Financial Statements

                                                                                                                             Page
                                                                                                                             ----

The Separate Account:

             Report of Independent Auditors....................................................................................F-2

             Audited Financial Statements:

                          Statement of Net Assets, December 31, 1998 ......................................................F-3-F-5

                          Statement of Operations for the year ended December 31, 1998....................................F-6--F-8

                          Statements of Changes in Net Assets for the years ended
                          December 31, 1998 and 1997..................................................................... F-9-F-11

                          Notes to Financial Statements ................................................................ F-12-F-16

The American Franklin Life Insurance Company:*

             Report of Independent Auditors.................................................................................. F-17

             Audited Financial Statements:

                          Statement of Operations for the years ended December 31, 1998,
                          1997 and 1996......................................................................................F-18

                          Balance Sheet,  December 31, 1998 and 1997 ........................................................ F-19

                          Statement of Shareholder's Equity for the years ended
                          December 31, 1998, 1997 and 1996................................................................... F-20

                          Statement of Cash Flows for the years ended December 31, 1998,
                          1997 and 1996...................................................................................... F-21

                          Notes to Financial Statements ................................................................ F-22-F-32


---------------------------

* The financial statements of American Franklin contained herein should be considered only as bearing upon the ability of American Franklin to meet its obligations under the policies offered hereby.

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2


We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, and VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, MFS Utilities, and MFS Value Divisions) as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended for the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth and VIPII Contrafund Divisions and the related statements of operations and changes in net assets for the MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, MFS Utilities, and MFS Value Divisions for the period from May 1, 1998 (date of inception) to December 31, 1998. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 1998, and the results of their operations and changes in net assets for the periods referred to above in conformity with generally accepted accounting principles.




                                Ernst & Young LLP






Chicago, Illinois
February 16, 1999

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
DECEMBER 31, 1998


                                                                 VARIABLE INSURANCE PRODUCTS FUND
                                      ------------------------------------------------------------------------------------
                                            VIP              VIP                                                     VIP
                                           MONEY           EQUITY-                VIP              VIP              HIGH
                                          MARKET           INCOME               GROWTH          OVERSEAS           INCOME
                                         DIVISION         DIVISION             DIVISION         DIVISION          DIVISION
                                      ------------------------------------------------------------------------------------
Investments in Funds at fair value
   ( cost: see below)                 $   4,437,445     $  54,194,406     $   81,878,257     $  11,233,509     $ 2,882,181

Due from (to) general account                64,823           (28,710)           (18,565)           78,106          (1,342)
                                      ------------------------------------------------------------------------------------

NET ASSETS                            $   4,502,268     $  54,165,696     $   81,859,692     $  11,311,615     $ 2,880,839
                                      ------------------------------------------------------------------------------------

Unit value                            $      132.28     $      329.63     $       373.90     $      191.40     $    156.98
                                      ------------------------------------------------------------------------------------

Units outstanding                            34,035           164,324            218,934            59,098          18,351
                                      ------------------------------------------------------------------------------------

Cost of investments                   $   4,521,180     $  43,041,827     $   54,801,021     $  10,004,212     $ 3,088,375
                                      ------------------------------------------------------------------------------------






SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998


                                                           VARIABLE INSURANCE PRODUCTS FUND II
                                     ----------------------------------------------------------------------------------
                                        VIPII                                                VIPII
                                      INVESTMENT          VIPII             VIPII             ASSET             VIPII
                                        GRADE             ASSET             INDEX            MANAGER:           CONTRA-
                                         BOND            MANAGER             500             GROWTH              FUND
                                       DIVISION          DIVISION         DIVISION          DIVISION           DIVISION
                                    ------------------------------------------------------------------------------------



Investments in Funds at fair value
    (cost: see below)                $  2,312,465     $   31,731,884     $  33,286,972     $   7,838,860     $ 25,393,704

Due from (to) general account               3,602            (40,989)          (55,710)           (9,125)         (17,633)
                                    -------------------------------------------------------------------------------------

NET ASSETS                           $  2,316,067     $   31,690,895     $  33,231,262     $   7,829,735       25,376,071
                                    -------------------------------------------------------------------------------------

Unit value                           $     157.66     $       232.11     $      295.61     $      196.85     $     229.00
                                    -------------------------------------------------------------------------------------

Units outstanding                          14,690            136,532           112,414            39,775          110,811
                                    -------------------------------------------------------------------------------------

Cost of investments                  $  2,156,277     $   26,788,005     $  24,496,035     $   6,792,472     $ 19,033,712
                                    -------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998


                                                            MFS VARIABLE INSURANCE TRUST
                                      -------------------------------------------------------------------------------------------
                                                                       MFS
                                          MFS                         GROWTH          MFS
                                        EMERGING         MFS          WITH            TOTAL             MFS            MFS
                                          GROWTH       RESEARCH       INCOME          RETURN         UTILITIES        VALUE
                                        DIVISION       DIVISION      DIVISION        DIVISION        DIVISION         DIVISION
                                       ------------------------------------------------------------------------------------------

Investments in Funds at fair value
    (cost:  see below)                 $ 1,505,947   $ 1,284,799   $   619,319      $   591,362     $   454,919      $   627,301

Due from (to) general account                 (242)          (52)          (76)              35             (56)          (1,392)
                                       ------------------------------------------------------------------------------------------

NET ASSETS                             $ 1,505,705   $ 1,284,747   $   619,243      $   591,397     $   454,863      $   625,909
                                       ------------------------------------------------------------------------------------------

Unit value                             $    113.74   $    104.90   $    107.39      $    103.73     $    106.58      $    105.18
                                       ------------------------------------------------------------------------------------------

Units outstanding                           13,238        12,247         5,767            5,701           4,268            5,951
                                       ------------------------------------------------------------------------------------------

Cost of investments                    $ 1,253,528   $ 1,144,706   $   561,750      $   558,494     $   424,494      $   572,986
                                       ------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998


                                                                            VARIABLE INSURANCE PRODUCTS FUND
                                                    -------------------------------------------------------------------------
                                                       VIP                 VIP                                          VIP
                                                      MONEY              EQUITY-           VIP              VIP        HIGH
                                                     MARKET              INCOME          GROWTH          OVERSEAS     INCOME
                                                    DIVISION            DIVISION        DIVISION         DIVISION    DIVISION
                                                    -------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
        Dividends                                   $ 143,599        $   2,655,378   $   7,473,038   $    738,344  $  285,271

Expenses
        Mortality and expense risk charge              26,798             371,485         505,739         81,400      21,335
                                                    -------------------------------------------------------------------------
Net investment income (expense)                       116,801           2,283,893       6,967,299        656,944     263,936

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Net realized gain (loss)                              -             405,037         876,982        150,702      27,178
      Net unrealized appreciation
          (depreciation)
        Beginning of year                             (14,560)          8,098,752      11,954,335        928,734     243,620
        End of year                                   (83,735)         11,152,579      27,077,236      1,229,297    (206,194)
                                                    -------------------------------------------------------------------------
    Net change in unrealized appreciation
       (depreciation) during the year                 (69,175)          3,053,827      15,122,901        300,563    (449,814)
                                                    -------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    on investments                                    (69,175)          3,458,864      15,999,883        451,265    (422,636)
                                                    -------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                        $ 47,626       $   5,742,757   $  22,967,182   $  1,108,209  $ (158,700)
                                                    -------------------------------------------------------------------------
                                                    -------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1998


                                                                  VARIABLE INSURANCE PRODUCTS FUND II
                                              ------------------------------------------------------------------------------
                                                 VIPII                                             VIPII
                                              INVESTMENT       VIPII              VIPII            ASSET             VIPII
                                                 GRADE         ASSET              INDEX           MANAGER:          CONTRA-
                                                 BOND         MANAGER             500             GROWTH            FUND
                                               DIVISION       DIVISION           DIVISION         DIVISION         DIVISION
                                              ------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
      Dividends                              $  106,859     $  3,425,567        $    730,351    $    524,069      $   830,942

Expenses
      Mortality and expense risk charge          17,044          228,879             188,527          45,053          143,634
                                             --------------------------------------------------------------------------------
Net investment income (expense)                  89,815        3,196,688             541,824         479,016          687,308

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
   Net realized gain (loss)                      46,148          203,507             397,039          10,497          165,251
   Net unrealized appreciation
     (depreciation)
     Beginning of year                          134,208        4,103,907           3,002,532         508,809        1,890,354
     End of year                                156,188        4,943,879           8,790,937       1,046,388        6,359,992
                                             --------------------------------------------------------------------------------

    Net change in unrealized appreciation
      (depreciation) during the year             21,980          839,972           5,788,405         537,579        4,469,638
                                             --------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                68,128        1,043,479           6,185,444         548,076        4,634,889
                                             --------------------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations                  $ 157,943     $ 4,240,167        $  6,727,268    $  1,027,092       $ 5,322,197
                                             --------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1998


                                                                      MFS VARIABLE INSURANCE TRUST*
                                            ----------------------------------------------------------------------------------------
                                                                                  MFS
                                                   MFS                           GROWTH         MFS
                                                EMERGING         MFS               WITH        TOTAL          MFS            MFS
                                                 GROWTH       RESEARCH           INCOME        RETURN      UTILITIES        VALUE
                                                DIVISION      DIVISION          DIVISION      DIVISION      DIVISION       DIVISION
                                            ----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
  Dividends                                 $        -     $         -        $       -    $       -      $       -      $       -

Expenses
  Mortality and expense risk charge              2,485           2,082              688        1,042          1,577          1,230
                                            ----------------------------------------------------------------------------------------
Net investment income (expense)                 (2,485)         (2,082)            (688)      (1,042)        (1,577)        (1,230)

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Net realized gain (loss)                      (880)         (1,176)             140         (502)           (10)        13,534
    Net unrealized appreciation
      (depreciation)
           Beginning of year                         -               -                -            -              -              -
           End of year                         252,419         140,093           57,569        32,868        30,425         54,315
                                            ----------------------------------------------------------------------------------------
    Net change in unrealized
      appreciation(depreciation) during
      the year                                 252,419         140,093           57,569        32,868        30,425         54,315
                                            ----------------------------------------------------------------------------------------
    Net realized and unrealized gain
      (loss) on investments                    251,539         138,917           57,709        32,366        30,415         67,849
                                            ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations      $  249,054     $   136,835        $  57,021    $   31,324    $   28,838      $  66,619
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------



*FOR THE PERIOD FROM MAY 1, 1998 (DATE OF INCEPTION) TO DECEMBER 31, 1998.


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS


                                                                               VARIABLE INSURANCE PRODUCTS FUND
                                                   ---------------------------------------------------------------------------------
                                                       VIP                 VIP                                                VIP
                                                      MONEY              EQUITY-             VIP               VIP           HIGH
                                                      MARKET              INCOME            GROWTH           OVERSEAS       INCOME
                                                     DIVISION            DIVISION          DIVISION          DIVISION      DIVISION
                                                   ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)             $    116,801   $  2,283,893   $  6,967,299      $    656,944      $    263,936
        Net realized gain (loss) on investments             --          405,037        876,982           150,702            27,178
        Net change in unrealized appreciation
            (depreciation) on investments                (69,175)     3,053,827     15,122,901           300,563          (449,814)
                                                   ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                            47,626      5,742,757     22,967,182         1,108,209          (158,700)
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                18,043,987     14,163,958     16,320,192         3,010,083         1,104,184
        Withdrawals                                   (1,147,285)    (8,392,173)   (11,303,864)       (1,817,197)         (606,904)
        Transfers between Separate Account
           VUL-2 divisions, net                      (15,552,224)     2,808,460      2,158,143          (203,758)          127,361
                                                   ---------------------------------------------------------------------------------
Net increase in net assets from policy
        related transactions                           1,344,478      8,580,245      7,174,471           989,128           624,641
                                                   ---------------------------------------------------------------------------------

Net increase in net assets                             1,392,104     14,323,002     30,141,653         2,097,337           465,941
Net assets, beginning of year                          3,110,164     39,842,694     51,718,039         9,214,278         2,414,898
                                                   ---------------------------------------------------------------------------------

Net assets, end of year                             $  4,502,268   $ 54,165,696   $ 81,859,692      $ 11,311,615      $  2,880,839
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)             $    158,416   $  2,318,177   $    988,029      $    545,926      $     96,953
        Net realized gain on investments                    --          241,758        381,365            61,268            16,743
        Net change in unrealized appreciation
            (depreciation) on investments                 (6,214)     3,810,380      5,587,827           141,789           170,480
                                                   ---------------------------------------------------------------------------------
Net increase in net assets from operations               152,202      6,370,315      6,957,221           748,983           284,176
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                15,768,314     12,119,616     14,879,501         2,855,311           936,633
        Withdrawals                                   (1,274,078)    (5,951,910)    (7,325,640)       (1,502,429)         (374,337)

        Transfers between Separate Account
           VUL-2 divisions, net                      (14,692,099)     3,478,823      2,739,351           369,757           339,645
                                                   ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
     policy related transactions                        (197,863)     9,646,529     10,293,212         1,722,639           901,941
                                                   ---------------------------------------------------------------------------------

Net Increase (decrease) in net assets                    (45,661)    16,016,844     17,250,433         2,471,622         1,186,117
Net assets, beginning of year                          3,155,825     23,825,850     34,467,606         6,742,656         1,228,781
                                                   ---------------------------------------------------------------------------------

Net assets, end of year                             $  3,110,164   $ 39,842,694   $ 51,718,039      $  9,214,278      $  2,414,898
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                               VARIABLE INSURANCE PRODUCTS FUND II
                                                   -----------------------------------------------------------------------------
                                                          VIPII                                        VIPII
                                                       INVESTMENT        VIPII          VIPII          ASSET           VIPII
                                                       GRADE BOND        ASSET          INDEX         MANAGER:        CONTRA-
                                                          BOND          MANAGER          500           GROWTH           FUND
                                                        DIVISION        DIVISION      DIVISION        DIVISION        DIVISION
                                                   -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)             $     89,815      $  3,196,688   $    541,824   $    479,016   $    687,308
        Net realized gain (loss) on investments           46,148           203,507        397,039         10,497        165,251
        Net change in unrealized appreciation
            (depreciation) on investments                 21,980           839,972      5,788,405        537,579      4,469,638
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                            157,943         4,240,167      6,727,268      1,027,092      5,322,197
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                   485,792         5,773,958     10,353,647      3,131,484      8,348,551
        Withdrawals                                     (439,642)       (4,714,381)    (5,713,776)    (1,426,100)    (3,884,561)
        Transfers between Separate Account
           VUL-2 divisions, net                          101,464           (90,460)     4,513,723      1,021,698      2,413,432
                                                   -----------------------------------------------------------------------------
Net increase in net assets from policy
        related transactions                             147,614           969,117      9,153,594      2,727,082      6,877,422
                                                   -----------------------------------------------------------------------------

Net Increase in net assets                               305,557         5,209,284     15,880,862      3,754,174     12,199,619
Net assets, beginning of year                          2,010,510        26,481,611     17,350,400      4,075,561     13,176,452
                                                   -----------------------------------------------------------------------------

Net assets, end of year                             $  2,316,067      $ 31,690,895   $ 33,231,262   $  7,829,735   $ 25,376,071
                                                   -----------------------------------------------------------------------------
                                                   -----------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)             $     87,142      $  2,345,559   $    165,303   $    (15,396)  $    111,472
        Net realized gain on investments                  11,679           150,118        203,061         18,249         65,136
        Net change in unrealized appreciation
            (depreciation) on investments                 43,713         1,171,913      2,139,824        430,039      1,306,437
                                                   -----------------------------------------------------------------------------
Net increase in net assets from operations               142,534         3,667,590      2,508,188        432,892      1,483,045
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                   525,371         5,954,601      6,747,739      1,946,149      6,031,891
        Withdrawals                                     (329,478)       (3,858,162)    (2,283,537)      (707,474)    (1,947,161)
        Transfers between Separate Account
           VUL-2  divisions, net                         (21,180)          109,203      3,935,049      1,105,963      2,638,620
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                          174,713         2,205,642      8,399,251      2,344,638      6,723,350
                                                   -----------------------------------------------------------------------------

Net increase (decrease) in net assets                    317,247         5,873,232     10,907,439      2,777,530      8,206,395
Net assets, beginning of year                          1,693,263        20,608,379      6,442,961      1,298,031      4,970,057
                                                   -----------------------------------------------------------------------------

Net assets, end of year                             $  2,010,510      $ 26,481,611   $ 17,350,400   $  4,075,561   $ 13,176,452
                                                   -----------------------------------------------------------------------------
                                                   -----------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          MFS VARIABLE INSURANCE TRUST
                                                 -----------------------------------------------------------------------------------
                                                                                       MFS
                                                       MFS                            GROWTH        MFS
                                                    EMERGING            MFS            WITH        TOTAL         MFS         MFS
Period From May 1, 1998 (Date of                     GROWTH          RESEARCH         INCOME      RETURN      UTILITIES     VALUE
Inception) to December 31, 1998                     DIVISION         DIVISION        DIVISION    DIVISION     DIVISION    DIVISION
                                                 -----------------------------------------------------------------------------------
Change in Net Assets
From Operations:
        Net investment income (expense)          $    (2,485)    $     (2,082)    $    (688)     $  (1,042)  $   (1,577)  $  (1,230)
        Net realized gain (loss) on investments         (880)          (1,176)          140           (502)         (10)     13,534
        Net change in unrealized appreciation
            (depreciation) on investments            252,419          140,093        57,569         32,868       30,425      54,315
                                                 -----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                        249,054          136,835        57,021         31,324       28,838      66,619
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments               616,401          526,652       233,241        218,045      253,967     275,910
        Withdrawals                                 (105,620)         (78,873)       (9,664)       (33,304)     (37,203)    (38,438)
        Transfers between Separate Account
           VUL-2 divisions, net                      745,870          700,133       338,645        375,332      209,261     321,818
                                                 -----------------------------------------------------------------------------------
Net increase in net assets from
    policy related transactions                    1,256,651        1,147,912       562,222        560,073      426,025     559,290
                                                 -----------------------------------------------------------------------------------

Net increase in net assets                         1,505,705        1,284,747       619,243        591,397      454,863     625,909
Net assets, beginning of year                              -                -             -              -            -           -
                                                 -----------------------------------------------------------------------------------

Net assets, end of year                          $ 1,505,705     $  1,284,747     $ 619,243      $ 591,397   $  454,863   $ 625,909
                                                 -----------------------------------------------------------------------------------
                                                 -----------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998


1.       NATURE OF OPERATIONS

         The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of sixteen investment divisions at December 31, 1998, was established in April 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds: Variable Insurance Products Fund and Variable Insurance Products Fund II, sponsored by Fidelity Investments, and beginning May 1, 1998, the MFS Variable Insurance Trust, sponsored by MFS Investment Management (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Value Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991. The initial unit value for each investment division was set at $100.

         The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). American Franklin no longer offers new EquiBuilder II Policies. The Account also supports the operations of American Franklin's EquiBuilder III-TM-Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to collectively as the Policies).

         Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct.

         The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies of the Account are as follows:

         Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

         and losses on sales of the Account's shares are determined based on the specific identification method.

         The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.       SALES AND ADMINISTRATIVE CHARGES

         Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $26,329,000 and $18,890,000 in 1998 and 1997, respectively.

         During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

YEAR ENDED DECEMBER 31, 1998


                                                  VARIABLE INSURANCE PRODUCTS FUND
                                      ------------------------------------------------------------
                                        VIP        VIP                                    VIP
                                       MONEY       EQUITY-      VIP          VIP          HIGH
                                       MARKET      INCOME       GROWTH       OVERSEAS     INCOME
                                      DIVISION     DIVISION     DIVISION     DIVISION     DIVISION
                                      ------------------------------------------------------------

Unit value, beginning of year         $ 126.37     $ 291.45     $ 264.35     $ 170.08     $ 165.81
                                      ------------------------------------------------------------
                                      ------------------------------------------------------------
Unit value, end of year               $ 132.28     $ 329.63     $ 373.90     $ 191.40     $ 156.98
                                      ------------------------------------------------------------
                                      ------------------------------------------------------------
Number of units outstanding,
   beginning of year                    24,611      136,705      195,644       54,175       14,564

Net contract purchase payments         139,608       45,371       52,816       16,324        6,720

Withdrawals                             (9,420)     (26,883)     (36,782)     (10,271)      (3,708)

Transfers between Separate Account    (120,764)       9,131        7,256       (1,130)         775
VUL-2 divisions, net
                                      ------------------------------------------------------------
Number of units outstanding,
   end of year                          34,035      164,324      218,934       59,098       18,351
                                      ------------------------------------------------------------
                                      ------------------------------------------------------------



                                                          VARIABLE INSURANCE PRODUCTS FUND II
                                            -------------------------------------------------------------
                                             VIPII        VIPII
                                           INVESTMENT     VIPII        VIPII        ASSET        VIPII
                                             GRADE        ASSET        INDEX        MANAGER:     CONTRA-
                                              BOND        MANAGER       500         GROWTH        FUND
                                            DIVISION      DIVISION     DIVISION     DIVISION     DIVISION
                                            -------------------------------------------------------------

Unit value, beginning of year                $ 146.29     $ 200.91     $ 226.02     $ 165.92     $ 174.12
                                            -------------------------------------------------------------
                                            -------------------------------------------------------------

Unit value, end of year                      $ 157.66     $ 232.11     $ 295.61     $ 196.85     $ 229.00
                                            -------------------------------------------------------------
                                            -------------------------------------------------------------

Number of units outstanding,
   beginning of year                           13,744      131,808       76,766       24,563       75,672

Net contract purchase payments                  3,255       26,871       40,257       17,385       42,562

Withdrawals                                    (2,942)     (21,817)     (22,184)      (7,849)     (19,811)

Transfers between Separate Account
   VUL-2 divisions, net                           633         (330)      17,575        5,676       12,388
                                            -------------------------------------------------------------
Number of units outstanding,
   end of year                                 14,690      136,532      112,414       39,775      110,811
                                            -------------------------------------------------------------
                                            -------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:

PERIOD FROM MAY 1, 1998 (DATE OF INCEPTION) TO DECEMBER 31, 1998


                                                           MFS VARIABLE INSURANCE TRUST
                                        ------------------------------------------------------------------
                                         MFS                    MFS        MFS
                                        MERGING      MFS     GROWTH WITH   TOTAL         MFS       MFS
                                        GROWTH     RESEARCH     INCOME     RETURN     UTILITIES   VALUE
                                        IVISION    DIVISION    DIVISION   DIVISION    DIVISION   DIVISION
                                        ------------------------------------------------------------------
Unit value, at May 1, 1998 (Date of
Inception)                              $100.00     $100.00     $100.00     $100.00     $100.00     $100.00
                                        ------------------------------------------------------------------
                                        ------------------------------------------------------------------

Unit value, end of year                 $113.74     $104.90     $107.39     $103.73     $106.58     $105.18
                                        ------------------------------------------------------------------
                                        ------------------------------------------------------------------

Number of units outstanding,
   at inception                            --          --          --          --          --         --

Net contract purchase payments            6,446       5,663       2,392       2,207       2,530      2,951

Withdrawals                             (1,098)       (850)       (121)       (336)       (366)      (390)

Transfers between Separate
   Account VUL-2 divisions, net           7,890       7,434       3,496       3,830       2,104      3,390
                                        ------------------------------------------------------------------
Number of units outstanding,
   end of year                           13,238      12,247       5,767       5,701       4,268      5,951
                                        ------------------------------------------------------------------
                                        ------------------------------------------------------------------


5.   REMUNERATION OF MANAGEMENT

         The Account incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.   YEAR 2000 (UNAUDITED)

         INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including American Franklin, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

         While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of the company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of American Franklin's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998


         THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over Year 2000 readiness. American Franklin has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to American Franklin. A more detailed evaluation will be completed during first quarter 1999 as part of American Franklin's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, American Franklin's testing activities will extend through 1999.

         CONTINGENCY PLANS. American Franklin has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure;
         (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and
         (4) complete the applicable action plans. American Franklin is currently developing contingency plans and expects to substantially complete all contingency planning activities by April 30, 1999.

         RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, American Franklin believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If conversion of American Franklin's internal systems is not completed on a timely basis (due to non-performance by significant third party-vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing American Franklin's plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

         COSTS. Through December 31, 1998, American Franklin has incurred, and anticipates that it will continue to incur, costs for internal staff, third party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the divisions of the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, AGC has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with AGC's normal accounting policies.

                         REPORT OF INDEPENDENT AUDITORS

                       -----------------------------------



Board of Directors
   and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheets of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 1998 and 1997, and the related statements of operations, shareholder's equity, cash flows, and comprehensive income (loss) for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



                                             Ernst & Young LLP



Chicago, Illinois
February 16, 1999

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                                 (In thousands)


                                              FOR THE YEARS ENDED DECEMBER 31
                                             1998          1997          1996
                                           --------      --------      --------
Revenues
  Premiums and other considerations        $ 17,688      $ 17,434      $ 16,346
  Net investment income                       2,419         2,530         2,641
  Realized investment gains                      47           283            90
  Other income (expense)                      8,715         1,541          (623)
                                           --------      --------      --------
    Total revenues                           28,869        21,788        18,454

Benefits and expenses
  Insurance and annuity benefits              4,889         3,674         3,610
  Operating cost and expenses                15,910         9,635         8,544
  Commissions and allowances                 27,695        20,096        14,843
  Change in deferred policy
   acquisition costs and cost of
   insurance purchased                      (20,354)      (15,351)       (7,866)
  Litigation settlement                       8,064          --            --
                                           --------      --------      --------
    Total benefits and expenses              36,204        18,054        19,131
                                           --------      --------      --------
Income (loss) before income
 taxes                                       (7,335)        3,734          (677)

Income tax expense (benefit)
  Current                                    (1,247)          715           873
  Deferred                                   (2,270)          244        (1,104)
                                           --------      --------      --------
    Total income tax expense
     (benefit)                               (3,517)          959          (231)
                                           --------      --------      --------
Net income (loss)                          $ (3,818)     $  2,775      $   (446)
                                           --------      --------      --------
                                           --------      --------      --------

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                        (In thousands, except share data)


                                                                          AT DECEMBER 31
                                  ASSETS                               1998          1997
                                                                     ---------     ---------
Investments
  Fixed maturity securities (amortized cost: $31,219; $21,305)       $  32,587     $  22,565
  Policy loans                                                          12,371         7,050
                                                                     ---------     ---------
    Total investments                                                   44,958        29,615

Cash                                                                    14,211         6,349
Accrued investment income                                                  408           472
Amounts recoverable from reinsurers                                     10,314         8,885
Deferred policy acquisition costs                                       52,352        30,515
Cost of insurance purchased                                              8,941        10,549
Insurance premiums in course of settlement                               1,620         1,286
Other assets                                                             1,922         1,328
Assets held in Separate Accounts                                       442,801       223,529
                                                                     ---------     ---------
    Total assets                                                     $ 577,527     $ 312,528
                                                                     ---------     ---------
                                                                     ---------     ---------

                                LIABILITIES
Insurance and annuity liabilities
  Policy reserves, contract claims and other policyholders' funds    $  16,965     $  13,051
  Universal life contracts                                              31,150        31,289
  Annuity contracts                                                      5,376         2,274
  Unearned revenue                                                       9,591         6,801

Income tax liabilities
  Current                                                               (1,220)          380
  Deferred                                                              (4,464)       (2,211)
Accrued expenses and other liabilities                                  25,402         7,767
Liabilities related to Separate Accounts                               442,801       223,529
                                                                     ---------     ---------
    Total liabilities                                                  525,601       282,880

                              SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000 shares authorized,
  issued and outstanding)                                                2,500         2,500
Paid-in capital                                                         51,437        25,373
Accumulated other comprehensive income                                     430           398
Retained earnings (deficit)                                             (2,441)        1,377
                                                                     ---------     ---------
    Total shareholder's equity                                          51,926        29,648
                                                                     ---------     ---------
    Total liabilities and shareholder's equity                       $ 577,527     $ 312,528
                                                                     ---------     ---------
                                                                     ---------     ---------

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                        STATEMENT OF SHAREHOLDER'S EQUITY
                                 (In thousands)


                                                           FOR THE YEARS ENDED DECEMBER 31
                                                           1998         1997         1996
                                                         --------     --------     --------
Common stock, balance at beginning and end of year       $  2,500     $  2,500     $  2,500
                                                         --------     --------     --------
Paid-in capital
  Balance at beginning of year                             25,373       25,373       15,373
  Capital contribution                                     26,064         --         10,000
                                                         --------     --------     --------
  Balance at end of year                                   51,437       25,373       25,373
                                                         --------     --------     --------
Retained earnings (deficit)
  Balance at beginning of year                              1,377       (1,398)        (952)
  Net income (loss)                                        (3,818)       2,775         (446)
                                                         --------     --------     --------
  Balance at end of year                                   (2,441)       1,377       (1,398)
                                                         --------     --------     --------
Accumulated other comprehensive income
  Balance at beginning of year                                398          391          727
  Change during the year                                       49           10         (516)
  Amounts applicable to deferred federal income taxes         (17)          (3)         180
                                                         --------     --------     --------
  Balance at end of year                                      430          398          391
                                                         --------     --------     --------
Total shareholder's equity at end of year                $ 51,926     $ 29,648     $ 26,866
                                                         --------     --------     --------
                                                         --------     --------     --------


                    STATEMENT OF COMPREHENSIVE INCOME (LOSS)
                                 (In thousands)

                                                                FOR THE YEARS ENDED DECEMBER 31
                                                                  1998        1997       1996
                                                                 -------     -------    -------
Net income (loss)                                                $(3,818)    $ 2,775    $  (446)
Other comprehensive income (loss)
  Gross change in unrealized gains (losses) on
   securities (pretax: $97; $294; $(426))                             63         191       (277)
  Less: gains (losses) realized in net income
   (pretax: $48; $284, $90)                                           31         184         59
                                                                 -------     -------    -------
     Change in net unrealized gains (losses) on
      securities (pretax: $49; $10; $(516))                           32           7       (336)
                                                                 -------     -------    -------
       Comprehensive income (loss)                               $(3,786)    $ 2,782    $  (782)
                                                                 -------     -------    -------
                                                                 -------     -------    -------


                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                 (In thousands)


                                                      FOR THE YEARS ENDED DECEMBER 31
                                                     1998          1997          1996
                                                   ---------     ---------     ---------
Operating activities
  Net income (loss)                                $  (3,818)    $   2,775     $    (446)
  Reconciling adjustments to net cash used for
   operating activities
    Policy reserves, claims and
     other policyholders' funds                       12,783        18,078        12,609
    Realized investment gains                            (47)         (283)          (90)
    Deferred policy acquisition costs and cost
     of insurance purchased                          (20,354)      (15,351)       (7,866)
    Charges on universal life contracts, net of
     interest credited                               (21,569)      (17,369)      (11,602)
    Change in other assets and liabilities            11,343        (2,939)       (2,660)
                                                   ---------     ---------     ---------
      Net cash used for operating activities         (21,662)      (15,089)      (10,055)
                                                   ---------     ---------     ---------
Investing activities
    Investment purchases
      Available-for-sale                             (26,271)       (6,900)      (32,704)
      Other                                           (5,794)       (2,766)       (2,107)
    Investment calls, maturities and sales
      Available-for-sale                              17,072        17,699        26,096
                                                   ---------     ---------     ---------
        Net cash provided by (used for)
         investing activities                        (14,993)        8,033        (8,715)
                                                   ---------     ---------     ---------
Financing activities
    Policyholder account deposits                    191,502        99,023        43,912
    Policyholder account withdrawals                (173,049)      (88,026)      (39,565)
    Proceeds from intercompany borrowings             18,896        15,320         4,742
    Repayments of intercompany borrowings            (18,896)      (15,320)       (4,832)
    Capital contribution                              26,064          --          10,000
                                                   ---------     ---------     ---------
      Net cash provided by financing activities       44,517        10,997        14,257
                                                   ---------     ---------     ---------
Net increase (decrease) in cash                        7,862         3,941        (4,513)
Cash at beginning of year                              6,349         2,408         6,921
                                                   ---------     ---------     ---------
Cash at end of year                                $  14,211     $   6,349     $   2,408
                                                   ---------     ---------     ---------
                                                   ---------     ---------     ---------


                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

1.1   NATURE OF OPERATIONS

      The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, primarily in the Midwest.

1.2   PREPARATION OF FINANCIAL STATEMENTS

      The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of AMFLIC, a wholly-owned subsidiary of The Franklin Life Insurance Company (FLIC). AMFLIC's ultimate parent is American General Corporation (AGC).

      The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3   INVESTMENTS

      FIXED MATURITY SECURITIES. All fixed maturity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

      POLICY LOANS. Policy loans are reported at unpaid principal balance.

      INVESTMENT INCOME. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount.

      REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.4   SEPARATE ACCOUNTS

      Separate Accounts are assets and liabilities associated with certain contracts, principally universal life and annuities, for which the investment risk lies predominantly with the contract holder. Therefore, AMFLIC's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the statement of operations. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.5   DEFERRED POLICY ACQUISITION COSTS (DPAC)

      Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

      DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.5   DEFERRED POLICY ACQUISITION COSTS (DPAC) (CONTINUED)

      DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

      AMFLIC reviews the carrying amount of DPAC on at least an annual basis. AMFLIC considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.6   COST OF INSURANCE PURCHASED (CIP)

      The cost assigned to insurance contracts in force at January 31, 1995, the date of AGC's acquisition of FLIC and AMFLIC, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6% to 8.5%. The amortization of CIP is charged to expense and CIP is also adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. AMFLIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7   INSURANCE AND ANNUITY LIABILITIES

      Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by AMFLIC during the contract period.

      For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are calculated using the net level premium method. Interest assumptions used to compute reserves ranged from 3% to 5.5% at December 31, 1998.

1.8   PREMIUM RECOGNITION

      Receipts for insurance investment and interest-sensitive life insurance contracts are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other contracts, premiums are recognized when due.

1.9   INCOME TAXES

      Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

      A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. A change in deferred tax assets or liabilities related to fluctuations in the fair value of available-for-sale securities is included in accumulated other comprehensive income within shareholder's equity.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.10  ACCOUNTING CHANGES

      During 1998, AMFLIC adopted Statement of Financial Accounting Standards
      (SFAS) No. 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. AMFLIC elected to report comprehensive income and its components in a separate statement of comprehensive income. Adoption of this statement did not change recognition or measurement of net income and, therefore, did not impact AMFLIC's results of operations or financial position.

1.11  RECLASSIFICATION

      Certain amounts in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.


2.    INVESTMENTS

2.1   FIXED MATURITY SECURITIES

      VALUATION. Cost or amortized cost and fair value of fixed maturity securities were as follows:


                                                          DECEMBER 31, 1998
                                         ----------------------------------------------------
                                          COST OR         GROSS        GROSS
                                         AMORTIZED     UNREALIZED    UNREALIZED         FAIR
IN THOUSANDS                                COST          GAINS        LOSSES           VALUE
------------                             --------       --------      ---------        -------
Corporate bonds
  Investment grade                       $ 7,422        $   614        $   --          $ 8,036
  Below investment grade                     300              4            --              304
Public utilities                           2,649            300            --            2,949
Mortgage-backed                            1,189             93            --            1,282
U.S. government                           19,456            343            --           19,799
States/political subdivisions                203             14            --              217
                                         -------        -------        -------        -------
  Total fixed maturity securities        $31,219        $ 1,368        $   --          $32,587
                                         -------        -------        -------        -------
                                         -------        -------        -------        -------



                                                          DECEMBER 31, 1997
                                         ----------------------------------------------------
                                          COST OR         GROSS        GROSS
                                         AMORTIZED     UNREALIZED    UNREALIZED         FAIR
IN THOUSANDS                                COST          GAINS        LOSSES           VALUE
------------                             -------        -------        -------        -------
Corporate bonds
  Investment grade                       $ 9,172        $   678        $     2        $ 9,848
  Below investment grade                     300             12           --              312
Public utilities                           2,622            273           --            2,895
Mortgage-backed                            1,897            131           --            2,028
U.S. government                            7,111            155           --            7,266
States/political subdivisions                203             13           --              216
                                         -------        -------        -------        -------
  Total fixed maturity securities        $21,305        $ 1,262        $     2        $22,565
                                         -------        -------        -------        -------
                                         -------        -------        -------        -------


                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.1   FIXED MATURITY SECURITIES (CONTINUED)

      Net unrealized gains on fixed maturity securities included in accumulated other comprehensive income at December 31 were as follows:



            IN THOUSANDS                            1998       1997
            ------------                          -------     -------
            Gross unrealized gains                $ 1,368     $ 1,262
            Gross unrealized losses                  --            (2)
            DPAC fair value adjustment                (86)        (39)
            CIP fair value adjustment                (621)       (609)
            Deferred federal income taxes            (231)       (214)
                                                  -------     -------
            Net unrealized gains on securities    $   430     $   398
                                                  -------     -------
                                                  -------     -------


      MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1998 were as follows:


                                            COST OR AMORTIZED     FAIR
      IN THOUSANDS                                COST            VALUE
      ------------                          -----------------    -------
      Fixed maturity securities,
       excluding mortgage-backed
       securities, due
         In one year or less                     $12,952         $12,978
         In years two through five                10,924          11,572
         In years six through ten                  4,496           4,965
         After ten years                           1,658           1,790
      Mortgage-backed securities                   1,189           1,282
                                                 -------         -------
        Total fixed maturity securities          $31,219         $32,587
                                                 -------         -------
                                                 -------         -------


      Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.2   INVESTMENT INCOME

      Investment income was as follows:


      IN THOUSANDS                1998      1997      1996
      ------------               ------    ------    ------
      Fixed maturity             $1,592    $2,291    $2,141
       securities
      Policy loans                  445       264       175
      Other investments             473        12       369
                                 ------    ------    ------
      Gross investment income     2,510     2,567     2,685
      Investment expense             91        37        44
                                 ------    ------    ------
      Net investment income      $2,419    $2,530    $2,641
                                 ------    ------    ------
                                 ------    ------    ------


                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.3      REALIZED INVESTMENT GAINS
         Realized investment gains (losses), net of DPAC and CIP amortization and investment expenses, were as follows:

         IN THOUSANDS                  1998      1997      1996
         ------------                 -----     -----     -----
         Fixed maturity securities
           Gross gains                $ 116     $ 564     $ 183
           Gross losses                  --       (10)      (10)
                                      -----     -----     -----
             Total                      116       554       173

         Other                          (69)     (271)      (83)
                                      -----     -----     -----
         Realized investment gains    $  47     $ 283     $  90
                                      -----     -----     -----
                                      -----     -----     -----

      Voluntary sales of investments resulted in the following realized gains (losses):


                                                                 REALIZED
                                                              ------------------
      IN THOUSANDS            CATEGORY           PROCEEDS     GAINS       LOSSES
      ------------            --------           --------     -----       ------

               1998      Available-for-sale      $  2,110     $  116       $ --
               ----      ------------------      --------     ------       -----
               ----      ------------------      --------     ------       -----
               1997      Available-for-sale      $  9,992     $  550       $  8
               ----      ------------------      --------     ------       -----
               ----      ------------------      --------     ------       -----
               1996      Available-for-sale      $ 12,081     $  171       $ 10


2.4   INVESTMENTS ON DEPOSIT

      At December 31, 1998 and 1997, fixed maturity securities with a carrying value of $6,717,000 and $7,018,000, respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.5   INVESTMENT RESTRICTIONS

      AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 1998 and 1997, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000.


3.    DEFERRED POLICY ACQUISITION COSTS (DPAC)

      Activity in DPAC was as follows:


      IN THOUSANDS                               1998        1997        1996
      ------------                             --------    --------    --------
      Beginning at January 1                   $ 30,515    $ 13,781    $  4,101
      Deferrals                                  25,320      18,223       9,861
      Amortization                               (3,383)     (1,307)       (343)
      Effect of changes in unrealized
         (gains) losses on securities               (47)         (6)        195
      Effect of realized investment gains           (53)       (176)        (33)
                                               --------    --------    --------
      Balance at December 31                   $ 52,352    $ 30,515    $ 13,781
                                               --------    --------    --------
                                               --------    --------    --------


                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.    COST OF INSURANCE PURCHASED (CIP)

      Activity in CIP was as follows:


      IN THOUSANDS                            1998        1997        1996
      ------------                          --------    --------    --------
      Balance at January 1                  $ 10,549    $ 12,212    $ 13,621
      Interest accretion                         926       1,054       1,400
      Amortization                            (2,509)     (2,619)     (3,052)
      Effect of changes in unrealized
       (gains) losses on securities              (12)         (3)        293
      Effect of realized investment gains        (13)        (95)        (50)
                                            --------    --------    --------
      Balance at December 31                $  8,941    $ 10,549    $ 12,212
                                            --------    --------    --------
                                            --------    --------    --------



      CIP amortization, net of accretion, expected to be recorded in each of the next five years is:


                                        AMOUNT
                  YEAR                 (000's)
                  ----                 -------

                 1999                  $1,201
                 2000                   1,054
                 2001                     927
                 2002                     820
                 2003                     727



5.    INCOME TAXES

      AMFLIC is subject to the life insurance company provisions of the federal tax law and is part of a life/life consolidated return which also includes FLIC.

      The method of allocation of tax expense is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of AMFLIC under this agreement shall not exceed the amount AMFLIC would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

5.1   DEFERRED TAXES

      Components of deferred tax liabilities and assets at December 31, were as follows:


      IN THOUSANDS                                 1998        1997
      ------------                               --------    --------
      Deferred tax liabilities, applicable to:
        Basis differential of investments        $    398    $    341
        DPAC and CIP                               14,891       9,213
        Other                                       1,202       1,220
                                                 --------     --------
          Total deferred tax liabilities           16,491      10,774
      Deferred tax assets, applicable to:
        Policy reserves                           (20,738)    (12,438)
        Other                                        (217)       (547)
                                                 --------    --------
          Total deferred tax assets               (20,955)    (12,985)
                                                 --------    --------
      Net deferred tax assets                    $ (4,464)   $ (2,211)
                                                 --------    --------
                                                 --------    --------


                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5.1   DEFERRED TAXES (CONTINUED)

      AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

5.2   TAX EXPENSE

      A reconciliation between the Federal statutory income tax rate and the effective income tax rate follows:


                                   1998        1997        1996
                                  ------      ------      ------
      Federal income tax rate     35.0  %     35.0  %      35.0 %
      State taxes, net             --          --          (0.3)
      Invested asset items        14.3        (5.4)         0.1
      Other                       (1.4)       (3.9)        (0.7)
                                  ----        ----         ----
        Effective tax rate        47.9  %     25.7  %      34.1 %
                                  ----        ----         ----
                                  ----        ----         ----


5.3   TAXES PAID

      Federal income taxes paid during the years ended December 31, 1998, 1997 and 1996, were $243,000, $519,000 and $228,000, respectively. State income taxes paid during the years ended December 31, 1998 and 1997, were $110,000 and $1,000, respectively. No state income taxes were paid during the year ended December 31, 1996.


6.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted, and (3) the estimates are based on assumptions regarding future economic activity.


                                                  1998               1997
                                          ------------------  ------------------
                                          CARRYING    FAIR    CARRYING    FAIR
      IN THOUSANDS                         AMOUNT     VALUE    AMOUNT     VALUE
      ------------                        --------   -------  --------   -------

      Assets
          Fixed maturity securities        $32,587   $32,587   $22,565   $22,565

      Liabilities
          Insurance investment contracts   $ 5,479   $ 5,189   $ 2,318   $ 2,193


      The following methods and assumptions were used to estimate the fair value of financial instruments:

      FIXED MATURITY SECURITIES. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

      POLICY LOANS. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 1998 and 1997 was 6.96% and 7.17%, respectively.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6.    FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

      INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts, which do not subject AMFLIC to significant risks arising from policyholder mortality or morbidity, was estimated using cash flows discounted at market interest rates.


7.    STATUTORY ACCOUNTING

      State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. No significant permitted practices are used to prepare AMFLIC's statutory financial statements.

      At December 31, 1998 and 1997, AMFLIC had statutory stockholder's equity of $32,662,000 and $17,727,000, respectively. AMFLIC's statutory net loss was $2,615,000, $648,000 and $1,949,000 for the years ended December 31,
      1998, 1997 and 1996, respectively.

      Generally, AMFLIC is restricted by the insurance laws of its domiciliary state as to amounts that can be transferred in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 1999 no dividends may be paid out and, loans and advances in excess of $8,165,000 may not be transferred without the approval of the Illinois Insurance Department.


8.    STATEMENT OF CASH FLOWS

      In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:


      IN THOUSANDS                   1998      1997     1996
      ------------                  -------   ------   ------
      Interest added to universal
        life contracts and other
        deposit funds                $1,387   $1,279   $1,267
                                     ------   ------   ------
                                     ------   ------   ------



9.    RELATED PARTY TRANSACTIONS

      AMFLIC has no full-time employees or office facilities. General and administrative expenses are allocated to AMFLIC from FLIC, based upon hours worked by administrative personnel. Allocated expenses for the years ended December 31, 1998, 1997 and 1996, amounted to approximately $8,541,000, $5,104,000, and $3,868,000, respectively.

      AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC borrowed and repaid $18,896,000, and $15,320,000 in 1998 and 1997, respectively. Interest was paid on the outstanding balance based on the rate as stipulated in the program.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10.   REINSURANCE

      AMFLIC is routinely involved in reinsurance transactions. Ceded reinsurance becomes a liability of the reinsurer that assumes the risk. If the reinsurer could not meet its obligations, AMFLIC would reassume the liability. The likelihood of a material reinsurance liability being reassumed by AMFLIC is considered to be remote. AMFLIC diversifies the risk of exposure to reinsurance loss by using a number of life reinsurers, including FLIC, that have strong claims-paying ability ratings. The maximum retention on one life for individual life insurance is $100,000.

      Effective January 1, 1997, AMFLIC entered into a modified coinsurance agreement with FLIC covering the variable universal life product.

      Amounts paid or deemed to have been paid in connection with ceded reinsurance contracts are recorded as reinsurance receivables. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

      Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:


      IN THOUSANDS                   1998        1997       1996
      ------------                  -------    -------    -------
      Premiums and other
        considerations              $ 2,387    $ 1,169    $ 1,433
      Other income                    1,869        810      1,196
      Benefits                        3,331      1,329      1,810
      Commission expense                (20)       (59)        (9)
      Premium taxes                    --         --           (6)


      Under the provisions of a modified coinsurance agreement covering the Variable Universal Life product, AMFLIC ceded the following:


      IN THOUSANDS                    1998     1997      1996
      ------------                  -------   -------   -------
      Premiums and other
        considerations              $ 9,058   $ 5,226   $ 4,014
      Expense allowances              7,239     4,965     4,394
      Other                             885        60      (561)





      AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:


IN THOUSANDS                               1998          1997          1996
------------                               ----          ----          ----
Premiums and other considerations      $    9,476      $  7,994      $   5,909
Change in policy reserves                   9,086         7,804          5,924


11.   LEGAL PROCEEDINGS

      In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. AMFLIC is a defendant in such purported class action lawsuits. In December 1998, AGC announced that certain of its life insurance subsidiaries had entered into agreements to resolve all of the material pending market conduct class action lawsuits. The settlements are not final until approved by the courts and any appeals have been resolved. If court approvals are obtained and appeals are not taken, it is expected the settlements will be final in the third quarter of 1999.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


11.   LEGAL PROCEEDINGS (CONTINUED)

      In conjunction with the proposed settlements, AMFLIC recorded an $8 million charge in 1998. The charge covers the cost of additional policyholder benefits and other anticipated expenses resulting from the proposed settlement, as well as other administrative and legal costs. To offset the market conduct charge, AMFLIC recorded an $8 million capital contribution from FLIC at December 31, 1998. The proposed settlements will not have a material impact on AMFLIC's financial condition or business operations after considering the contribution.

      AMFLIC is party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, AMFLIC believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on its results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little of no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

      In addition to the charges recorded in 1998, AMFLIC will incur additional expenses for claim administration, outside counsel and actuarial services, and regulatory expenses, related to the resolution of the litigation, which will be recorded as incurred. Given AGC's commitment to maintaining adequate capital levels in support of AMFLIC's business, the proposed settlements and related expenses are not expected to have a material adverse effect on AMFLIC's financial condition or business operations.


12.   YEAR 2000 (UNAUDITED)

      INTERNAL SYSTEMS. AMFLIC's ultimate parent, AGC, has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including AMFLIC, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

      While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of AMFLIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose AMFLIC to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of AMFLIC's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999. AMFLIC will continue to test its systems throughout 1999 to maintain Year 2000 readiness.

      THIRD PARTY RELATIONSHIPS. AMFLIC has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) AMFLIC and include organizations with which AMFLIC exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that AMFLIC exercises less, or no, control over Year 2000 readiness. AMFLIC has developed a plan to assess and attempt to mitigate the

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


12.   YEAR 2000 (UNAUDITED) (CONTINUED)

      risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to AMFLIC. A more detailed evaluation has been completed during the first quarter of 1999 as part of AMFLIC's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, AMFLIC's testing activities will extend through 1999.

      CONTINGENCY PLANS. AMFLIC and its affiliates have commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. AMFLIC is currently developing contingency plans and expects to substantially complete all contingency planning activities by April 30, 1999.

      RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, AMFLIC believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on AMFLIC's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and AMFLIC is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to non-performance by significant third party vendors, AMFLIC's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, or other unforeseen circumstances in completing AMFLIC's plans, the Year 2000 issues could have a material adverse impact on AMFLIC's operations following the turn of the century.

      COSTS. Through December 31, 1998, AGC and certain of its subsidiaries have incurred, and will continue to incur, costs for internal staff, third party vendors, and other expenses to achieve Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on AGC's or AMFLIC's results of operations or financial condition.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY



                             EQUIBUILDER III-TM-



                                    ISSUED BY



                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                           AN AMERICAN GENERAL COMPANY
                               #1 FRANKLIN SQUARE,

                        SPRINGFIELD, ILLINOIS 62713-0001



EQUIBUILDER III IS A TRADEMARK OF THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       II

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     UNDERTAKING PURSUANT TO RULE 484(b)(1)
                        UNDER THE SECURITIES ACT OF 1933

American Franklin's By-Laws provide, in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed for, any expense incurred in connection with any claim or liability arising out of such person's own wilful misconduct."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

American Franklin hereby represents that the fees and charges deducted under the flexible premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Franklin.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     Reconciliation and tie.

     The Prospectus consisting of 99 pages.

     Undertaking to file reports.

     Undertaking pursuant to Rule 484 under the Securities Act of 1933.

     The signatures.


     Written Consents of the following persons:


          Sutherland Asbill & Brennan LLP

          Robert M. Beuerlein, Senior Vice President -Actuarial/Financial and Treasurer
          Ernst & Young LLP


     The following exhibits required by Article IX(A) of Form N-8B-2:



1-A(1)         Certified resolutions regarding organization of Separate Account
               VUL-2.

1-A(2)         Inapplicable.

1-A(3)(a)      Sales Agreement between Franklin Financial Services Corporation
               ("Franklin Financial") and Separate Account VUL-2 of The American
               Franklin Life Insurance Company, dated as of January 31, 1995.

1-A(3)(b)(i)   Specimen Regional Manager Registered Representative Agreement
               between Franklin Financial and registered representatives of
               Franklin Financial distributing EquiBuilder III policies.

1-A(3)(b)(ii)  Specimen Registered Representative Agreement between Franklin
               Financial and registered representatives of Franklin Financial distributing EquiBuilder III policies.

**1-A(3)(c)    Schedule of Sales Commissions.

1-A(4)         Agreement between The American Franklin Life Insurance Company
               ("American Franklin") and Franklin Financial, dated March 31, l994, regarding supervision of agents.

1-A(5)(a)      EquiBuilder III Flexible Premium Life Insurance Policy.

1-A(5)(b)      Accidental Death Benefit Rider.

1-A(5)(c)      Term Insurance Rider.

1-A(5)(d)      Children's Term Insurance Rider.

1-A(5)(e)      Disability Rider - Waiver of Monthly Deductions.

1-A(5)(f)      Endorsement to EquiBuilder III Flexible Premium Life Insurance
               policy when issued to a Policy Owner in the State of Texas.

1-A(5)(g)      Accelerated Benefit Settlement Option Rider is incorporated herein by reference to Exhibit 1-A(5)(g) to Post-Effective
               Amendment No. 5 on Form S-6 of Separate Account VUL-2 of The
               American Franklin Life Insurance Company, filed February 27, 1998
               (Reg. No. 33-77470).

*1-A(6)(a)     Articles of Incorporation of American Franklin.

1-A(6)(b)      By-Laws of American Franklin are incorporated herein by reference to Exhibit 1-A(6)(b) to Post-Effective Amendment No. 3 on Form
               S-6 of Separate Account VUL-2 of The American Franklin Life
               Insurance Company, filed February 28, 1997 (Reg. No. 33-77470).


1-A(7)         Inapplicable.

1-A(8)(a)(1)   Participation Agreement among American Franklin, Variable
               Insurance Products Fund ("VIP") and Fidelity Distributors
               Corporation ("FDC"), dated July 18, 1991.

1-A(8)(a)(2)   Amendment No. 1 to Participation Agreement among American
               Franklin, VIP and FDC, effective as of November 1, 1991.

1-A(8)(a)(3)   Participation Agreement among American Franklin, Variable
               Insurance Products Fund II ("VIP II") and FDC, dated July 18,
               1991.

1-A(8)(a)(4)   Amendment No. 1 to Participation Agreement among American
               Franklin, VIP II and FDC, effective as of November 1, 1991.

1-A(8)(a)(5)   Sub-License Agreement between FDC and American Franklin dated
               July 18, 1991.

1-A(8)(a)(6)   Amendment No. 2 to Participation Agreement among American
               Franklin, VIP and FDC, dated January 18, 1995.

1-A(8)(a)(7)   Amendment No. 2 to Participation Agreement among American
               Franklin, VIP II and FDC, dated January 18, 1995.

1-A(8)(a)(8)   Amendment No. 3 to Participation Agreement among American
               Franklin, VIP and FDC, dated July 1, 1996, is hereby incorporated herein by reference to Exhibit 8(a)(4) to the Registration
               Statement on Form N-4 (Reg. No. 333-10489) of Separate Account
               VA-1 of American Franklin, filed August 20, 1996.

1-A(8)(a)(9)   Amendment No. 3 to Participation Agreement among American
               Franklin, VIP II and FDC, dated July 1, 1996, is hereby
               incorporated herein by reference to Exhibit 8(b)(4) to the
               Registration Statement on Form N-4 (Reg. No. 333-10489) of
               Separate Account VA-1 of American Franklin, filed August 20,
               1996.

1-A(8)(a)(10)  Amendment No. 4 to Participation Agreement among American
               Franklin, VIP and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(a)(5) to Pre-Effective Amendment No. 1 to Registration Statement on Form
               N-4 (Reg. No. 333-10489) of Separate Account VA-1 of American
               Franklin, filed November 26, 1996.

1-A(8)(a)(11)  Amendment No. 4 to Participation Agreement among American
               Franklin, VIP II and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(b)(5) to Pre-Effective Amendment No. 1 to Registration Statement on Form
               N-4 (Reg. No. 333-10489) of Separate Account VA-1 of American
               Franklin, filed November 26, 1996.

1-A(8)(b)(1)   Participation Agreement among MFS Variable Insurance Trust,
               American Franklin and Massachusetts Financial Services Company
               ("MFS"), dated July 30, 1996 is incorporated herein by reference to Exhibit 8(d)(1) to Form N-4 of Separate Account VA-1 of The
               American Franklin Life Insurance Company, filed August 20, 1996
               (Reg. No. 333-10489).

1-A(8)(b)(2)   Indemnification Agreement between American Franklin and MFS dated
               July 30, 1996 is incorporated herein by reference to Exhibit
               8(d)(2) to Form N-4 of Separate Account VA-1 of The American
               Franklin Life Insurance Company, filed August 20, 1996 (Reg. No.
               333-10489).

1-A(8)(b)(3)   Form of Amendment No. 1 dated November, 1996 to Participation
               Agreement among MFS Variable Insurance Trust, American Franklin and MFS is incorporated herein by reference to Exhibit (8)(d)(3)
               to Form N-4 of Separate Account VA-1 of The American Franklin
               Life Insurance Company, filed November 26, 1996 (Reg. No.
               333-10489).

**1-A(8)(b)(4) Amendment No. 2 to Participation Agreement among American
               Franklin, MFS Variable Insurance Trust and MFS, dated November,
               1997.

1-A(8)(c)      Modified Coinsurance Agreement between American Franklin and
               Integrity, dated March 10, 1989.

1-A(8)(c)(1)   Amendment No. 1 to Modified Coinsurance Agreement between
               American Franklin and Integrity.



1-A(8)(c)(2)   Amendment No. 2 to Modified Coinsurance Agreement between
               American Franklin and Integrity is incorporated herein by
               reference to similarly designated exhibit to Post-Effective
               Amendment No. 3 on Form S-6 of Separate Account VUL-2 of The
               American Franklin Life Insurance Company, filed February 28, 1997
               (Reg. No. 33-77470).

1-A(8)(c)(3)   Amendment No. 3 to Modified Coinsurance Agreement between
               American Franklin and Integrity effective April 1, 1989 is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 3 on Form S-6 of Separate Account
               VUL-2 of The American Franklin Life Insurance Company, filed
               February 28, 1997 (Reg. No. 33-77470).

1-A(8)(c)(4)   Amendment No. 3 to Modified Coinsurance Agreement between
               American Franklin, Integrity, and Phoenix Home Life Mutual
               Insurance Company, assignee of Integrity effective January 1,
               1997 is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 3 on Form S-6 of Separate
               Account VUL-2 of The American Franklin Life Insurance Company,
               filed February 28, 1997 (Reg. No. 33-77470).

1-A(8)(d)      Reinsurance Agreement between American Franklin and The Franklin
               Life Insurance Company ("The Franklin"), effective as of January
               1, 1988.

1-A(8)(d)(1)   Amendment No. 1 effective as of January 1, 1990 to Reinsurance
               Agreement between American Franklin and The Franklin.

1-A(8)(d)(2)   Amendment No. 2 effective as of January 1, 1990 to Reinsurance
               Agreement between American Franklin and The Franklin.

1-A(8)(e)      Modified Coinsurance Agreement effective as of January 1, 1997 between American Franklin and The Franklin is incorporated herein by reference to similarly designated exhibit to Post-Effective
               Amendment No. 5 on Form S-6 of Separate Account VUL-2 of The
               American Franklin Life Insurance Company, filed February 27, 1998
               (Reg. No. 33-77470).

1-A(8)(e)(1)   Amendment No. 1 effective September 1, 1997 to Modified
               Coinsurance Agreement between American Franklin and The Franklin is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 5 on Form S-6 of Separate
               Account VUL-2 of The American Franklin Life Insurance Company,
               filed February 27, 1998 (Reg. No. 33-77470).

1-A(9)         Administrative Service Agreement between The Franklin and
               American Franklin, dated May 16, l988.

1-A(10) Application for EquiBuilder III Policy is incorporated herein by reference to similarly designated exhibit to Post-Effective
               Amendment No. 5 on Form S-6 of Separate Account VUL-2 of The
               American Franklin Life Insurance Company, filed February 27, 1998
               (Reg. No. 33-77470).

Other Exhibits:

2              See Exhibit 1-A(5)(a) above.

3(a)           Opinion and Consent of Stephen P. Horvat, Jr., Esq., Senior Vice
               President, General Counsel and Secretary of American Franklin.

3(b)           Opinion and Consent of Robert M. Beuerlein, Senior Vice President
               - Actuarial/ Financial and Treasurer.

4              Inapplicable.

5              Inapplicable.

6(a)           Consent of Ernst & Young LLP.

6(b)           Consent of Sutherland Asbill & Brennan LLP.

7(a) Power of Attorney is incorporated herein by reference to similarly designated exhibit to Post Effective Amendment No. 5 on Form S-6 of Separate Account VUL-2 of The American Franklin Life
               Insurance Company, filed February 27, 1998 (Reg. No. 33-77470).



7(b) Power of Attorney is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The American Franklin Life
               Insurance Company, filed March 1, 1999 (Reg. No. 33-77470).

**8            Description of American Franklin's Issuance, Transfer and
               Redemption Procedures for EquiBuilder III Policies pursuant to
               Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of
               1940.

9              Notice of Cancellation Right Pursuant to Rule
               6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.




----------



  * Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 2 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1996 (Reg.
     No. 33-77470).



** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 6 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1998 (Reg.
     No. 33-77470).

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Separate Account VUL-2 of The American Franklin Life Insurance Company certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Springfield, and State of Illinois on the 23rd day of April, 1999.




                                            SEPARATE ACCOUNT VUL-2 OF
                                            THE AMERICAN FRANKLIN LIFE
                                            INSURANCE COMPANY


                                            By:   THE AMERICAN FRANKLIN
                                                  LIFE INSURANCE COMPANY,
                                                  Depositor


[SEAL]
                                            By:      /s/ William A. Simpson
                                                     --------------------------
                                                         William A. Simpson
                                                      Chairman of the Board and
                                                       Chief Executive Officer


Attest:


/S/ Elizabeth E. Arthur
--------------------------------
    Elizabeth E. Arthur
    Assistant Secretary

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, The American Franklin Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois on the 23rd day of April, 1999.


                                                THE AMERICAN FRANKLIN
                                                LIFE INSURANCE COMPANY

                                            By:  /s/ William A. Simpson
                                                 ------------------------------
                                                       William A. Simpson
                                                    Chairman of the Board and
                                                     Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form S-6 has been signed by the following persons in the capacities and on the dates indicated:



Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Robert M. Beuerlein*                             Director                                April 23, 1999
--------------------------------------------
Robert M. Beuerlein

/s/ Brady W. Creel*                                  Director                                April 23, 1999
--------------------------------------------
Brady W. Creel

                                                     Director                                  ______, 1999
--------------------------------------------
Rodney O. Martin, Jr.

                                                     Director                                  ______, 1999
--------------------------------------------
Jon P. Newton

/s/ Michael M. Nicholson*                            Director                                April 23, 1999
--------------------------------------------
Michael M. Nicholson

/s/ Philip K. Polkinghorn*                           Executive Vice President and            April 23, 1999
--------------------------------------------         Chief Financial Officer
Philip K. Polkinghorn

                                                     Director                                  ______, 1999
--------------------------------------------
Gary D. Reddick

/s/ William A. Simpson*                              Chairman of the Board and               April 23, 1999
--------------------------------------------         Chief Executive Officer
William A. Simpson


/s/ Elizabeth E. Arthur
--------------------------------------------
*By Elizabeth E. Arthur, Attorney-in-Fact


                                  Exhibit List


1-A(1)         Certified resolutions regarding organization of Separate Account
               VUL-2.

1-A(3)(a)      Sales Agreement between Franklin Financial Services Corporation
               ("Franklin Financial") and Separate Account VUL-2 of The American
               Franklin Life Insurance Company, dated as of January 31, 1995.

1-A(3)(b)(i)   Specimen Regional Manager Registered Representative Agreement
               between Franklin Financial and registered representatives of
               Franklin Financial distributing EquiBuilder III policies.

1-A(3)(b)(ii)  Specimen Registered Representative Agreement between Franklin
               Financial and registered representatives of Franklin Financial distributing EquiBuilder III policies.

1-A(4)         Agreement between The American Franklin Life Insurance Company
               ("American Franklin") and Franklin Financial, dated March 31, l994, regarding supervision of agents.

1-A(5)(a)      EquiBuilder III Flexible Premium Life Insurance Policy.

1-A(5)(b)      Accidental Death Benefit Rider.

1-A(5)(c)      Term Insurance Rider.

1-A(5)(d)      Children's Term Insurance Rider.

1-A(5)(e)      Disability Rider - Waiver of Monthly Deductions.

1-A(5)(f)      Endorsement to EquiBuilder III Flexible Premium Life Insurance
               policy when issued to a Policy Owner in the State of Texas.

1-A(8)(a)(1)   Participation Agreement among American Franklin, Variable
               Insurance Products Fund ("VIP") and Fidelity Distributors
               Corporation ("FDC"), dated July 18, 1991.

1-A(8)(a)(2)   Amendment No. 1 to Participation Agreement among American
               Franklin, VIP and FDC, effective as of November 1, 1991.

1-A(8)(a)(3)   Participation Agreement among American Franklin, Variable
               Insurance Products Fund II ("VIP II") and FDC, dated July 18,
               1991.

1-A(8)(a)(4)   Amendment No. 1 to Participation Agreement among American
               Franklin, VIP II and FDC, effective as of November 1, 1991.

1-A(8)(a)(5)   Sub-License Agreement between FDC and American Franklin dated
               July 18, 1991.

1-A(8)(a)(6)   Amendment No. 2 to Participation Agreement among American
               Franklin, VIP and FDC, dated January 18, 1995.

1-A(8)(a)(7)   Amendment No. 2 to Participation Agreement among American
               Franklin, VIP II and FDC, dated January 18, 1995.

1-A(8)(c)      Modified Coinsurance Agreement between American Franklin and
               Integrity, dated March 10, 1989.

1-A(8)(c)(1)   Amendment No. 1 to Modified Coinsurance Agreement between
               American Franklin and Integrity.

1-A(8)(d)      Reinsurance Agreement between American Franklin and The Franklin
               Life Insurance Company ("The Franklin"), effective as of January
               1, 1988.

1-A(8)(d)(1)   Amendment No. 1 effective as of January 1, 1990 to Reinsurance
               Agreement between American Franklin and The Franklin.

1-A(8)(d)(2)   Amendment No. 2 effective as of January 1, 1990 to Reinsurance
               Agreement between American Franklin and The Franklin.

1-A(9)         Administrative Service Agreement between The Franklin and
               American Franklin, dated May 16, l988.

3(a)           Opinion and Consent of Stephen P. Horvat, Jr., Esq., Senior Vice
               President, General Counsel and Secretary of American Franklin.

3(b)           Opinion and Consent of Robert M. Beuerlein, Senior Vice President
               - Actuarial/ Financial and Treasurer.

6(a)           Consent of Ernst & Young LLP.

6(b)           Consent of Sutherland Asbill & Brennan LLP.





9              Notice of Cancellation Right Pursuant to Rule
               6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.
